UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio Institutional Class - MSNXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Administrative Class - MGOXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisor Class - MALXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisory Class - MAYXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Cash Management Class - MSGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio CastleOak Shares Class - COSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact Class - IMPXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact Partner Class - IPGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Class - MVRXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Plus Class - MPXXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Select Class - MGSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Investor Class - MVVXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Participant Class - MPCXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Select Class - MSDXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Administrative Class - MGAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Advisory Class - MVAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Cash Management Class - MCHXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional Class - MUIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional Select Class - MSVXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Investor Class - MVIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Participant Class - MGPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisor Class - MAPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisory Class - MBDXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Cash Management Class - MLKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Impact Partner Class - IPFXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Participant Class - MEPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Select Class - MSKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth Class - MWMXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth S Class - MWSXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Advisory Class - MAVXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Cash Management Class - MSPXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio CastleOak Shares Class - CASXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact Class - IMTXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact Partner Class - IPYXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional Class - MPFXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional Select Class - MPEXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Advisor Class - MAXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Cash Management Class - TECXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Select Class - TSXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth Class - TEWXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth S Class - TWSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Administrative Class - MTTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisor Class - MATXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisory Class - MAOXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Cash Management Class - MREXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Class - MISXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Plus Class - MRXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Select Class - MTSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Investor Class - MTNXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Participant Class - MTCXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Select Class - MSTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Administrative Class - MAMXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisor Class - MAZXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisory Class - MVYXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Cash Management Class - MHSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio DAP Class - MDPXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact Class - IMXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact Partner Class - IPUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Class - MSUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Plus Class - MSXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Select Class - MSSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Investor Class - MNVXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Participant Class - MPRXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Select Class - MSEXX

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio

Institutional Class MSNXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio for the period of April 16, 2026 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Class	$1	0.20%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$500,001
# of Portfolio Holdings	8

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
91-120 Days	4.0%
31-60 Days	5.0%
1-30 Days	91.0%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	29.3%
Repurchase Agreements	70.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSNXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Administrative ClassMGOXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MGOXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisor ClassMALXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MALXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisory ClassMAYXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAYXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Cash Management ClassMSGXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSGXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

CastleOak Shares ClassCOSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

COSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact ClassIMPXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IMPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Partner ClassIPGXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IPGXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Class MVRXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MVRXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Plus Class MPXXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MPXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Select ClassMGSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MGSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Investor ClassMVVXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MVVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Participant ClassMPCXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MPCXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Select ClassMSDXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$47	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$221,539,446,601
# of Portfolio Holdings	342

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	30.2%
91-120 Days	6.1%
61-90 Days	4.2%
31-60 Days	4.1%
1-30 Days	55.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	20.8%
U.S. Treasury Securities	24.0%
Repurchase Agreements	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSDXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Administrative ClassMGAXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MGAXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Advisory ClassMVAXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MVAXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Cash Management ClassMCHXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MCHXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Class MUIXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MUIXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Select ClassMSVXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Investor ClassMVIXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MVIXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Participant ClassMGPXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$5,111,385,829
# of Portfolio Holdings	189

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	20.3%
91-120 Days	9.7%
61-90 Days	2.8%
31-60 Days	19.5%
1-30 Days	47.7%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Agency Securities	25.3%
U.S. Treasury Securities	74.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MGPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisor ClassMAPXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisory ClassMBDXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MBDXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Cash Management ClassMLKXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MLKXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Impact Partner ClassIPFXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IPFXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Participant ClassMEPXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$34	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MEPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Select ClassMSKXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$49	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSKXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth ClassMWMXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MWMXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth S ClassMWSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$12	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,619,630,647
# of Portfolio Holdings	138

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	23.7%
91-120 Days	8.2%
61-90 Days	6.4%
31-60 Days	4.8%
1-30 Days	56.9%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Certificates of Deposit	5.4%
Corporate Bonds	6.3%
Floating Rate Notes	13.2%
Commercial Paper	16.9%
Repurchase Agreements	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MWSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Advisory ClassMAVXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Cash Management ClassMSPXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

CastleOak Shares ClassCASXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

CASXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact ClassIMTXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IMTXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Partner ClassIPYXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IPYXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Class MPFXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MPFXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Select ClassMPEXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$13,277,281,686
# of Portfolio Holdings	158

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	27.5%
91-120 Days	5.6%
61-90 Days	7.5%
31-60 Days	2.9%
1-30 Days	56.5%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Corporate Bonds	3.4%
Certificates of Deposit	5.1%
Floating Rate Notes	15.8%
Commercial Paper	19.8%
Repurchase Agreements	55.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MPEXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Advisor ClassMAXXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Cash Management ClassTECXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

TECXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Select ClassTSXXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

TSXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth ClassTEWXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

TEWXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth S ClassTWSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$599,659,759
# of Portfolio Holdings	93

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Table Summary
Value	Value
Other	32.9%
Colorado	4.0%
South Carolina	4.1%
North Carolina	4.2%
Utah	5.7%
Ohio	5.8%
Florida	5.9%
Indiana	6.4%
Massachusetts	7.4%
Texas	9.4%
New York	14.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Quarterly Variable Rate Bonds	0.9%
Semi-Annual Variable Rate Bond	1.1%
Closed-End Investment Companies	3.3%
Municipal Bonds & Notes	8.3%
Commercial Paper	11.7%
Daily Variable Rate Bonds	22.3%
Weekly Variable Rate Bonds	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

TWSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Administrative ClassMTTXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MTTXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisor ClassMATXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MATXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisory ClassMAOXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAOXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Cash Management ClassMREXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MREXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Class MISXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MISXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Plus Class MRXXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MRXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Select ClassMTSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MTSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Investor ClassMTNXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MTNXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Participant ClassMTCXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MTCXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Select ClassMSTXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$34,168,353,524
# of Portfolio Holdings	139

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	29.0%
91-120 Days	2.3%
61-90 Days	2.1%
31-60 Days	1.8%
1-30 Days	64.8%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	35.8%
Repurchase Agreements	64.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSTXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Administrative ClassMAMXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAMXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisor ClassMAZXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MAZXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisory ClassMVYXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MVYXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Cash Management ClassMHSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MHSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

DAP Class MDPXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of February 5, 2026 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
DAP Class	$5	0.20%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MDPXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact ClassIMXXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IMXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Partner ClassIPUXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

IPUXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Class MSUXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSUXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Plus Class MSXXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 (commencement of operations) to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSXXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Select ClassMSSXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSSXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Investor ClassMNVXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MNVXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Participant ClassMPRXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MPRXX -TSR-SAR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Select ClassMSEXX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$63,132,721,189
# of Portfolio Holdings	126

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Table Summary
Value	Value
121+ Days	22.5%
91-120 Days	4.2%
61-90 Days	4.1%
31-60 Days	27.0%
1-30 Days	42.2%

Asset Allocation (% of total investments)

Table Summary
Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

MSEXX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Institutional Liquidity Funds
MSILF Money Market Portfolio
MSILF Prime Portfolio
MSILF Government Portfolio
MSILF Government Securities Portfolio
MSILF Treasury Portfolio
MSILF Treasury Securities Portfolio
MSILF Tax-Exempt Portfolio
MSILF Stablecoin Reserves Portfolio
Semi-Annual Financial Statements and Additional Information
April 30, 2026

2026 Semi-Annual Report

April 30, 2026 (unaudited)
This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the “Trust”). To receive a prospectus and/or Statement of Additional Information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.
Additionally, you can access information about the Trust, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management’s website: www.morganstanley.com/liquidity.
There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (5.2%)
Domestic Banks (2.1%)
Bank of America NA,
3.83%, 4/5/27	$15,000	$15,000
4.34%, 7/8/26	25,000	25,000
Goldman Sachs Bank USA
3.95%, 9/25/26	25,000	25,000
Wells Fargo Bank NA
3.76%, 11/19/26	10,000	10,000
		75,000
International Banks (3.1%)
Banco Santander SA
4.03%, 10/7/26 - 10/8/26	30,000	30,000
Bayerische Landesbank,
3.76%, 6/9/26	5,000	5,000
3.79%, 9/16/26	10,000	10,000
Canadian Imperial Bank of Commerce
3.74%, 3/8/27	19,000	19,000
Credit Industriel ET Commercial SA
3.80%, 11/18/26	20,000	20,000
Svenska Handelsbanken AB
3.86%, 12/9/26	30,000	30,001
		114,001
Total Certificates of Deposit (Cost $189,001)		189,001
Commercial Paper (a) (16.4%)
Asset-Backed Diversified Financial Services (0.1%)
Podium Funding Trust
4.20%, 5/21/26	5,000	4,989
Automobiles (3.0%)
Toyota Credit Canada, Inc.,
3.93%, 10/21/26 (b)	11,000	10,798
4.08%, 6/3/26	3,000	2,989
Toyota Credit de Puerto Rico Corp.,
3.82%, 11/9/26	10,000	9,801
3.91%, 9/8/26 - 10/19/26 (b)	6,000	5,900
3.95%, 8/28/26	10,000	9,873
4.03%, 1/12/27	4,000	3,889
4.04%, 8/18/26	5,000	4,941
4.10%, 1/19/27	5,000	4,854
4.12%, 6/1/26 - 6/22/26	35,000	34,810
Toyota Motor Credit Corp.,
3.93%, 10/5/26	10,000	9,832
4.00%, 6/29/26	10,000	9,936
		107,623
Chemicals (0.4%)
Air Liquide U.S. LLC
3.93%, 10/19/26	15,000	14,726
Diversified Financial Services (2.5%)
CDP Financial, Inc.,
3.83%, 12/1/26	30,000	29,342
4.20%, 3/24/27 - 3/25/27	6,000	5,780
4.29%, 7/6/26	25,000	24,812
4.39%, 6/10/26	6,000	5,972
	Face Amount (000)	Value (000)
Zephyr Financiere, Inc.
4.10%, 4/28/27 (b)	$25,000	$24,009
		89,915
Domestic Banks (0.9%)
ABN Amro Funding USA LLC
0.00%, 9/21/26	10,000	9,846
Bank of America Securities, Inc.,
3.90%, 12/2/26	8,000	7,821
3.96%, 3/11/27	15,000	14,502
		32,169
Finance (2.0%)
Barclays Capital, Inc.,
3.81%, 8/19/26 (b)	5,000	4,943
3.98%, 6/12/26	15,000	14,932
4.00%, 6/18/26	25,000	24,869
4.06%, 10/8/26 (b)	20,000	19,646
Citigroup Global Markets, Inc.
4.03%, 1/4/27 (b)	10,000	9,730
		74,120
International Banks (7.5%)
ANZ New Zealand International Ltd.
3.94%, 9/28/26	15,000	14,758
Bank of New Zealand
3.89%, 9/17/26	5,000	4,927
Barclays Bank PLC
3.79%, 8/14/26 (b)	5,000	4,946
Bayerische Landesbank,
4.00%, 8/18/26	16,000	15,812
4.04%, 7/2/26	10,000	9,933
DNB Bank ASA
4.21%, 5/22/26	12,000	11,971
Lloyds Bank PLC,
4.01%, 7/7/26	10,000	9,928
4.02%, 10/8/26	15,000	14,737
Norddeutsche Landesbank
4.00%, 10/15/26 (b)	13,000	12,764
Royal Bank of Canada,
4.19%, 3/19/27	20,000	19,281
4.20%, 3/23/27	5,000	4,818
Suncorp Bank Norfina Ltd.,
3.80%, 8/19/26	25,000	24,715
3.83%, 7/15/26	10,000	9,922
3.94%, 8/12/26	5,000	4,945
4.13%, 9/22/26	10,000	9,838
4.30%, 5/5/26	10,000	9,995
Svenska Handelsbanken AB
3.84%, 12/1/26 (b)	45,000	44,010
Swedbank AB
4.22%, 5/22/26	25,000	24,940
Westpac Banking Corp.
4.19%, 3/19/27	20,000	19,281
		271,521
Total Commercial Paper (Cost $595,063)		595,063

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Money Market Portfolio
	Face Amount (000)	Value (000)
Corporate Bonds (6.1%)
Automobiles (0.4%)
BMW U.S. Capital LLC
4.65%, 8/13/26 (b)	$8,500	$8,517
Toyota Motor Credit Corp.
3.05%, 3/22/27	6,075	6,014
		14,531
Consumer, Non-Cyclical (0.1%)
PepsiCo, Inc.
2.63%, 3/19/27	5,000	4,936
Domestic Banks (1.5%)
Bank of New York Mellon Corp.
2.80%, 5/4/26	15,025	15,023
Citibank NA
4.93%, 8/6/26	33,487	33,532
State Street Corp.
5.27%, 8/3/26	5,000	5,013
		53,568
Industrials (0.6%)
Siemens Financieringsmaatschappij NV
6.13%, 8/17/26 (b)	21,525	21,649
Insurance (1.0%)
MassMutual Global Funding II
1.20%, 7/16/26 (b)	19,200	19,078
Met Tower Global Funding
5.40%, 6/20/26 (b)	8,580	8,593
New York Life Global Funding
2.35%, 7/14/26 (b)	1,000	997
Northwestern Mutual Global Funding
5.07%, 3/25/27 (b)	8,430	8,508
		37,176
International Banks (2.5%)
ANZ New Zealand International Ltd.
1.25%, 6/22/26 (b)	21,900	21,813
Bank of New Zealand
2.29%, 1/27/27 (b)	3,525	3,485
Banque Federative du Credit Mutuel SA
5.90%, 7/13/26 (b)	6,330	6,353
Commonwealth Bank of Australia
2.63%, 9/6/26 (b)	4,000	3,983
Cooperatieve Rabobank UA
5.04%, 3/5/27	3,000	3,023
Skandinaviska Enskilda Banken AB
1.20%, 9/9/26 (b)	4,869	4,821
Swedbank AB
5.47%, 6/15/26 (b)	10,000	10,019
UBS AG
1.25%, 8/7/26	5,000	4,959
UBS AG London
1.25%, 6/1/26	20,393	20,341
Westpac Banking Corp.
1.15%, 6/3/26	4,860	4,848
	Face Amount (000)	Value (000)

Westpac New Zealand Ltd.
5.13%, 2/26/27 (b)	$5,000	$5,051
		88,696
Total Corporate Bonds (Cost $220,556)		220,556
Floating Rate Notes (c) (12.8%)
Automobiles (0.3%)
Toyota Motor Credit Corp.,
MTN
SOFR + 0.30%, 3.93%, 2/12/27	5,000	5,000
SOFR + 0.65%, 4.31%, 3/19/27 (d)	4,170	4,182
		9,182
Diversified Financial Services (0.3%)
CDP Financial, Inc.,
SOFR + 0.32%, 3.96%, 1/28/27 (b)	10,000	10,000
Domestic Banks (1.0%)
Goldman Sachs Bank USA,
SOFR + 0.30%, 3.95%, 8/7/26	26,000	26,000
ING U.S. Funding LLC,
SOFR + 0.30%, 3.94%, 10/6/26 (b)	12,000	12,000
		38,000
Finance (0.7%)
Citigroup Global Markets, Inc.,
3.99%, 12/16/26 (b)	25,000	25,000
Insurance (0.7%)
Pricoa Short Term Funding LLC,
SOFR + 0.25%, 3.89%, 5/26/26 (b)	25,000	25,000
International Banks (9.8%)
ASB Bank Ltd.,
SOFR + 0.32%, 3.96%, 9/4/26 (b)	15,000	15,000
Bank of Montreal,
SOFR + 0.40%, 4.03%, 12/7/26	5,000	5,000
4.10%, 5/7/27 (b)	26,000	26,000
Canadian Imperial Bank of Commerce,
SOFR + 0.47%, 4.10%, 4/27/27	25,000	25,000
ING Bank NV,
3.92%, 9/21/26	20,000	20,000
Lloyds Bank PLC,
3.92%, 9/22/26	15,000	15,000
3.98%, 12/18/26	15,000	15,000
Macquarie Bank Ltd.,
SOFR + 0.25%, 3.89%, 5/27/26 (b)	5,000	5,000
SOFR + 0.27%, 3.91%, 7/10/26 (b)	30,000	30,000
Royal Bank of Canada,
SOFR + 0.31%, 3.94%, 9/11/26 (b)	15,000	15,000
Skandinaviska Enskilda Banken AB,
SOFR + 0.89%, 4.56%, 3/5/27 (b)	7,000	7,029
Sumitomo Mitsui Banking Corp.,
SOFR + 0.31%, 3.94%, 10/6/26	20,000	20,000
SOFR + 0.32%, 3.95%, 8/17/26	30,000	30,000
SOFR + 0.32%, 3.95%, 8/20/26 (b)	25,000	25,000
SOFR + 0.35%, 3.98%, 9/10/26 (b)	4,000	3,999
UBS AG London,
3.98%, 11/3/26 (b)	25,000	25,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Money Market Portfolio
	Face Amount (000)	Value (000)
Floating Rate Notes (c) (cont'd)
International Banks (cont'd)
4.06%, 3/12/27 (b)	$35,000	$35,000
SOFR + 0.40%, 4.08%, 11/5/26 (b)	26,000	26,000
Westpac Securities NZ Ltd.,
SOFR + 0.30%, 3.93%, 8/19/26 (b)	12,000	12,000
		355,028
Total Floating Rate Notes (Cost $462,210)		462,210
Repurchase Agreements (56.5%)
ABN AMRO Securities LLC, (3.85%, dated 4/30/26, due 5/1/26; proceeds $15,002; fully collateralized by various Corporate Bonds, 2.75% - 6.90% due 11/16/38 - 5/15/56, U.S. Government obligations 0.38% - 4.75% due 1/15/27 - 11/15/53 and a U.S. Government agency security, 0.00% due 3/15/31; valued at $15,750)	15,000	15,000
Bank of America Securities, Inc., (3.63% (e), dated 6/30/25, due 7/29/26; proceeds $31,192; fully collateralized by various Common Stocks and Preferred Stocks (f); valued at $31,500)	30,000	30,000
Bank of America Securities, Inc., (3.63% (e), dated 10/24/25, due 7/29/26; proceeds $25,701; fully collateralized by various Common Stocks and Preferred Stocks (f); valued at $26,250)	25,000	25,000
Bank of Nova Scotia, (3.76%, dated 4/30/26, due 5/1/26; proceeds $10,001; fully collateralized by various Common Stocks (f); valued at $10,500)	10,000	10,000
Bank of Nova Scotia, (3.74%, dated 4/30/26, due 5/1/26; proceeds $165,017; fully collateralized by various Corporate Bonds, 3.50% - 6.88% due 12/1/27 - 2/10/63; valued at $173,250)	165,000	165,000
BNP Paribas Prime Brokerage, Inc., (3.78%, dated 4/29/26, due 5/6/26; proceeds $55,040; fully collateralized by various Common Stocks and Preferred Stocks (f); valued at $57,792)	55,000	55,000
BNP Paribas Prime Brokerage, Inc., (3.76%, dated 4/30/26, due 5/1/26; proceeds $23,002; fully collateralized by various Common Stocks and Preferred Stocks (f); valued at $24,153)	23,000	23,000
BNP Paribas Prime Brokerage, Inc., (3.78%, dated 4/30/26, due 5/7/26; proceeds $80,059; fully collateralized by various Common Stocks and Preferred Stocks (f); valued at $84,062)	80,000	80,000
BNP Paribas SA, (3.79%, dated 4/30/26, due 5/1/26; proceeds $20,002; fully collateralized by various Corporate Bonds, 4.28% - 11.13% due 5/1/27 - 12/31/79 (f); valued at $21,200)	20,000	20,000
	Face Amount (000)	Value (000)

BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,056 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $565,766)	$190,000	$190,000
Citigroup Global Markets, Inc., (3.72%, dated 4/30/26, due 5/1/26; proceeds $100,010; fully collateralized by various U.S. Government obligations, 1.63% - 4.38% due 8/31/29 - 12/31/29; valued at $102,000)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (3.63% (e), dated 11/7/23, due 5/7/26; proceeds $12,012; fully collateralized by various Corporate Bonds, 1.40% - 6.00% due 11/2/26 - 3/1/55, U.S. Government obligations, 2.38% - 4.38% due 9/15/28 - 11/30/28; valued at $11,537)	11,000	11,000
Credit Agricole Corporate and Investment Bank, (3.69%, dated 4/30/26, due 5/7/26; proceeds $100,072; fully collateralized by various Corporate Bonds, 1.75% - 6.86% due 12/2/26 - 5/1/54, U.S. Government obligation, 4.38% due 11/30/28; valued at $104,738)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (3.63% (e), dated 12/12/23, due 5/7/26; proceeds $26,122; fully collateralized by various Corporate Bonds, 2.15% - 6.86% due 6/15/26 - 5/1/54, U.S. Government obligations, 0.00% - 4.38% due 8/18/26 - 10/15/30; valued at $25,134)	24,000	24,000
Credit Agricole Corporate and Investment Bank, (3.68%, dated 4/28/26, due 5/5/26; proceeds $45,032; fully collateralized by various Corporate Bonds, 2.15% - 7.13% due 5/15/27 - 3/12/50, U.S. Government obligation, 4.38% due 11/30/28 (f); valued at $47,182)	45,000	45,000
HSBC Securities USA, Inc., (3.74%, dated 4/30/26, due 5/1/26; proceeds $170,018; fully collateralized by various Corporate Bonds, 3.10% - 7.13% due 4/12/30 - 2/15/56, U.S. Government obligations 2.00% - 7.00% due 11/1/31 - 6/1/64 (f); valued at $178,508)	170,000	170,000
ING Financial Markets LLC, (3.71%, dated 4/30/26, due 5/1/26; proceeds $23,002; fully collateralized by various Corporate Bonds, 1.25% - 6.50% due 3/20/27 - 11/1/64, a U.S. Government agency security, 5.00% due 7/1/55; valued at $24,144)	23,000	23,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Money Market Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Clearing Corp., (3.82% (e), dated 9/17/25, due 5/7/26; proceeds $76,846; fully collateralized by various Corporate Bonds, 2.65% - 10.00% due 4/1/27 - 6/15/72; valued at $79,680)	$75,000	$75,000
JP Morgan Clearing Corp., (3.84% (e), dated 8/1/23, due 5/7/26; proceeds $77,541; fully collateralized by various Corporate Bonds, 2.75% - 11.75% due 9/1/26 - 2/1/65 (f); valued at $74,396)	70,000	70,000
Mizuho Securities USA LLC, (4.03% (e), dated 12/16/25, due 6/4/26; proceeds $4,076; fully collateralized by a U.S. Government obligation, 1.63% due 8/15/29; valued at $4,080)	4,000	4,000
Mizuho Securities USA LLC, (3.78%, dated 4/30/26, due 5/1/26; proceeds $135,014; fully collateralized by various Common Stocks (f); valued at $141,750)	135,000	135,000
MUFG Securities Americas, Inc., (3.70%, dated 4/30/26, due 5/1/26; proceeds $160,016; fully collateralized by various Common Stocks (f); valued at $168,017)	160,000	160,000
RBC Capital Markets LLC, (3.74%, dated 4/28/26, due 5/5/26; proceeds $75,055; fully collateralized by various Corporate Bonds, 2.40% - 7.00% due 3/15/27 - 1/31/60; valued at $78,751)	75,000	75,000
Societe Generale SA, (3.74%, dated 4/30/26, due 5/1/26; proceeds $15,002; fully collateralized by various Corporate Bonds, 1.13% - 10.00% due 6/15/26 - 5/15/97 (f); valued at $15,830)	15,000	15,000
Societe Generale SA, (3.76%, dated 4/29/26, due 5/6/26; proceeds $163,119; fully collateralized by various Corporate Bonds, 1.65% - 8.13% due 6/5/26 - 12/31/79 (f); valued at $171,275)	163,000	163,000
TD Securities USA LLC, (3.73%, dated 4/30/26, due 5/1/26; proceeds $130,013; fully collateralized by various Corporate Bonds, 2.30% - 6.45% due 3/1/28 - 10/30/56; valued at $136,500)	130,000	130,000
TD Securities USA LLC, (3.74%, dated 4/30/26, due 5/1/26; proceeds $15,002; fully collateralized by various Corporate Bonds, 3.25% - 10.25% due 5/1/28 - 1/15/36; valued at $15,901)	15,000	15,000
TD Securities USA LLC, (3.74% (e), dated 3/27/24, due 5/7/26; proceeds $35,643; fully collateralized by various Corporate Bonds, 5.01% - 5.55% due 3/4/30 - 4/4/51; valued at $34,650)	33,000	33,000
Wells Fargo Securities LLC, (4.02% (e), dated 12/9/25, due 7/29/26; proceeds $30,778; fully collateralized by various Common Stocks and Preferred Stocks (f); valued at $31,500)	30,000	30,000
	Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (4.01% (e), dated 9/17/25, due 8/5/26; proceeds $51,793; fully collateralized by various Corporate Bonds, 1.65% - 6.61% due 9/14/26 - 4/15/58; valued at $52,500)	$50,000	$50,000
Wells Fargo Securities LLC, (4.03% (e), dated 12/16/25, due 7/29/26; proceeds $5,126; fully collateralized by various Corporate Bonds, 3.40% - 4.18% due 5/20/26 - 6/18/50; valued at $5,250)	5,000	5,000
Total Repurchase Agreements (Cost $2,046,000)		2,046,000
Total Investments (97.0%) (Cost $3,512,830) (g)(h)		3,512,830
Other Assets in Excess of Liabilities (3.0%)		106,801
Net Assets (100.0%)		$3,619,631

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of
Investments.

(d)	All or a portion of the security is subject to delayed delivery.
(e)	Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2026.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	58.2%
Commercial Paper	16.9
Floating Rate Notes	13.2
Corporate Bonds	6.3
Certificates of Deposit	5.4
Total Investments	100.0%
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (4.8%)
Domestic Banks (1.8%)
Bank of America NA,
3.83%, 4/5/27	$65,000	$64,831
4.34%, 7/8/26	100,000	100,092
Goldman Sachs Bank USA
3.95%, 9/25/26	45,000	45,009
Wells Fargo Bank NA
3.76%, 11/19/26	36,000	35,968
		245,900
International Banks (3.0%)
Banco Santander SA
4.03%, 10/7/26 - 10/8/26	106,000	106,048
Bayerische Landesbank
3.79%, 9/16/26	40,000	39,972
Canadian Imperial Bank of Commerce
3.74%, 3/8/27	30,000	29,922
Credit Industriel ET Commercial SA
3.80%, 11/18/26	78,000	77,921
Svenska Handelsbanken AB
3.86%, 12/9/26	140,000	139,870
		393,733
Total Certificates of Deposit (Cost $640,004)		639,633
Commercial Paper (a) (18.9%)
Asset-Backed Diversified Financial Services (0.2%)
Podium Funding Trust
4.20%, 5/21/26	10,000	9,978
Versailles Commercial Paper LLC
3.95%, 7/1/26 (b)	20,000	19,867
		29,845
Automobiles (2.3%)
Toyota Credit Canada, Inc.,
3.87%, 9/29/26	55,000	54,069
3.93%, 10/21/26 (b)	44,000	43,152
Toyota Credit de Puerto Rico Corp.,
3.91%, 9/8/26 - 10/19/26 (b)	24,000	23,583
4.03%, 1/12/27	16,000	15,545
4.04%, 8/18/26	20,000	19,762
4.06%, 7/28/26	20,000	19,805
4.10%, 1/19/27	20,000	19,415
4.11%, 6/1/26	65,000	64,783
4.32%, 5/1/26	10,000	9,999
Toyota Motor Credit Corp.
3.93%, 10/5/26	40,000	39,324
		309,437
Chemicals (0.4%)
Air Liquide U.S. LLC
3.93%, 10/19/26	45,000	44,174
Diversified Financial Services (3.0%)
CDP Financial, Inc.,
3.83%, 12/1/26	119,000	116,240
4.20%, 3/24/27 - 3/25/27	23,000	22,175
	Face Amount (000)	Value (000)

4.29%, 7/6/26	$125,000	$124,116
4.39%, 6/10/26	19,000	18,918
Zephyr Financiere, Inc.,
4.00%, 10/20/26 (b)	50,000	49,061
4.10%, 4/28/27 (b)	75,000	72,013
		402,523
Domestic Banks (2.6%)
ABN Amro Funding USA LLC,
0.00%, 9/21/26	30,000	29,533
4.01%, 5/4/26	45,000	44,981
Bank of America Securities, Inc.,
3.85%, 1/22/27	160,000	155,372
3.90%, 12/2/26	28,000	27,346
3.96%, 3/11/27	85,000	82,092
		339,324
Finance (2.1%)
Barclays Capital, Inc.,
3.81%, 8/19/26 (b)	20,000	19,759
3.98%, 6/12/26	60,000	59,731
4.00%, 6/18/26	75,000	74,614
4.06%, 10/8/26 (b)	79,000	77,625
Citigroup Global Markets, Inc.
4.38%, 5/15/26	50,000	49,922
		281,651
International Banks (8.3%)
ANZ New Zealand International Ltd.
3.94%, 9/28/26	55,000	54,116
Australia & New Zealand Banking Group Ltd.,
4.15%, 5/11/26	40,000	39,955
4.32%, 7/16/26	48,500	48,106
Bank of New Zealand,
3.89%, 9/17/26	45,000	44,330
4.04%, 5/5/26	80,000	79,959
Barclays Bank PLC
3.79%, 8/14/26 (b)	18,000	17,793
Bayerische Landesbank,
4.00%, 8/18/26	75,000	74,115
4.04%, 7/2/26	30,000	29,804
DNB Bank ASA
4.21%, 5/22/26	45,000	44,901
Lloyds Bank PLC,
4.01%, 7/7/26	40,000	39,711
4.02%, 10/8/26	53,000	52,076
Norddeutsche Landesbank
4.00%, 10/15/26 (b)	45,000	44,180
Royal Bank of Canada
4.20%, 3/23/27	20,000	19,295
Suncorp Bank Norfina Ltd.,
3.83%, 7/15/26	65,000	64,478
3.94%, 8/12/26	18,000	17,801
4.13%, 9/22/26	40,000	39,382
4.30%, 5/5/26	40,000	39,980

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
	Face Amount (000)	Value (000)
Commercial Paper (a) (cont'd)
International Banks (cont'd)
Svenska Handelsbanken AB
3.84%, 12/1/26 (b)	$180,000	$175,859
Swedbank AB,
4.22%, 5/22/26	75,000	74,832
4.40%, 5/1/26	25,000	24,998
Westpac Banking Corp.
4.19%, 3/19/27	80,000	77,197
		1,102,868
Total Commercial Paper (Cost $2,510,431)		2,509,822
Corporate Bonds (3.2%)
Automobiles (0.4%)
Toyota Motor Credit Corp.,
4.45%, 5/18/26	16,230	16,232
4.55%, 8/7/26	10,424	10,442
1.13%, 6/18/26	15,440	15,380
1.90%, 1/13/27	6,943	6,843
3.05%, 3/22/27	7,084	7,027
		55,924
Domestic Banks (0.2%)
Bank of New York Mellon Corp.
2.80%, 5/4/26	2,045	2,045
Citibank NA
4.93%, 8/6/26	25,523	25,561
		27,606
Energy (0.0%)‡
Shell International Finance BV
2.88%, 5/10/26	4,168	4,166
Industrials (0.7%)
Siemens Financieringsmaatschappij NV,
2.35%, 10/15/26 (b)	5,000	4,962
6.13%, 8/17/26	92,185	92,733
		97,695
Insurance (0.6%)
MassMutual Global Funding II
1.20%, 7/16/26 (b)	50,000	49,704
Met Tower Global Funding
1.25%, 9/14/26 (b)	2,855	2,825
Metropolitan Life Global Funding I
1.88%, 1/11/27 (b)	2,732	2,690
New York Life Global Funding,
2.35%, 7/14/26 (b)	21,805	21,730
5.45%, 9/18/26 (b)	2,150	2,161
		79,110
International Banks (1.3%)
Banque Federative du Credit Mutuel SA
5.90%, 7/13/26 (b)	28,330	28,432
Commonwealth Bank of Australia
2.63%, 9/6/26 (b)	4,100	4,079
Cooperatieve Rabobank UA
5.04%, 3/5/27	12,000	12,102
	Face Amount (000)	Value (000)

Credit Agricole SA
5.59%, 7/5/26 (b)	$7,299	$7,318
Macquarie Bank Ltd.
5.21%, 6/15/26 (b)	4,000	4,006
Skandinaviska Enskilda Banken AB
1.20%, 9/9/26 (b)	2,000	1,979
Svenska Handelsbanken AB
5.25%, 6/15/26 (b)	18,250	18,275
Swedbank AB
5.47%, 6/15/26 (b)	18,000	18,029
UBS AG London
1.25%, 6/1/26	47,465	47,354
Westpac Banking Corp.
2.70%, 8/19/26	4,849	4,830
Westpac New Zealand Ltd.
5.13%, 2/26/27 (b)	20,000	20,158
		166,562
Total Corporate Bonds (Cost $431,128)		431,063
Floating Rate Notes (c) (15.1%)
Asset-Backed Diversified Financial Services (0.1%)
Podium Funding Trust,
SOFR + 0.30%, 3.93%, 9/2/26	19,000	19,007
Automobiles (0.3%)
Toyota Motor Credit Corp.,
MTN
SOFR + 0.30%, 3.93%, 2/12/27	40,000	40,031
Diversified Financial Services (0.2%)
CDP Financial, Inc.,
SOFR + 0.32%, 3.96%, 1/28/27 (b)	25,000	25,004
Domestic Banks (1.7%)
Bank of America Securities, Inc.,
SOFR + 0.40%, 4.04%, 11/12/26 - 11/24/26	90,000	90,067
Goldman Sachs Bank USA,
SOFR + 0.30%, 3.95%, 8/7/26	93,000	93,033
ING U.S. Funding LLC,
SOFR + 0.30%, 3.94%, 10/6/26 (b)	45,000	45,000
		228,100
Finance (1.4%)
Citigroup Global Markets, Inc.,
3.99%, 12/16/26 (b)	60,000	60,002
SOFR + 0.37%, 4.01%, 12/1/26 (b)	125,000	125,019
		185,021
Insurance (0.7%)
Pacific Life Global Funding II,
SOFR + 1.05%, 4.69%, 7/28/26 (b)	12,500	12,529
Pricoa Short Term Funding LLC,
SOFR + 0.25%, 3.89%, 5/26/26 (b)	75,000	75,008
		87,537
International Banks (10.7%)
ASB Bank Ltd.,
SOFR + 0.32%, 3.96%, 9/4/26 (b)	50,000	50,023
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
	Face Amount (000)	Value (000)
Floating Rate Notes (c) (cont'd)
International Banks (cont'd)
Bank of Montreal,
SOFR + 0.40%, 4.03%, 12/7/26	$60,000	$60,025
4.10%, 5/7/27 (b)	94,000	94,035
Canadian Imperial Bank of Commerce,
SOFR + 0.47%, 4.10%, 4/27/27	75,000	75,077
Commonwealth Bank of Australia,
SOFR + 0.46%, 4.12%, 11/27/26 (b)(d)	9,300	9,307
Credit Agricole SA,
SOFR + 1.29%, 4.95%, 7/5/26 (b)	4,060	4,068
ING Bank NV,
3.92%, 9/21/26	70,000	70,003
Lloyds Bank PLC,
3.92%, 9/22/26	75,000	74,992
3.98%, 12/18/26	85,000	84,992
Macquarie Bank Ltd.,
SOFR + 0.25%, 3.89%, 5/27/26 (b)	17,000	17,002
SOFR + 0.27%, 3.91%, 7/10/26 (b)	120,000	120,035
Mizuho Bank Ltd. (New York Branch),
SOFR + 0.26%, 3.90%, 6/1/26	6,500	6,501
Royal Bank of Canada,
SOFR + 0.31%, 3.94%, 9/11/26 (b)	75,000	75,034
Sumitomo Mitsui Banking Corp.,
SOFR + 0.31%, 3.94%, 10/2/26 - 10/7/26	325,000	325,082
SOFR + 0.32%, 3.95%, 8/17/26	125,000	125,063
SOFR + 0.35%, 3.98%, 9/10/26 (b)	16,000	16,008
UBS AG London,
3.98%, 11/3/26 (b)	75,000	74,998
SOFR + 0.40%, 4.08%, 11/5/26 (b)	93,000	93,023
Westpac Securities NZ Ltd.,
SOFR + 0.30%, 3.93%, 8/19/26 (b)	43,000	43,020
		1,418,288
Total Floating Rate Notes (Cost $2,002,398)		2,002,988
Repurchase Agreements (53.4%)
ABN AMRO Securities LLC, (3.85%, dated 4/30/26, due 5/1/26; proceeds $35,004; fully collateralized by various Corporate Bonds, 2.90% - 6.95% due 4/1/36 - 3/15/66, U.S. Government agency securities, 0.00% - 7.00% due 5/25/26 - 4/1/55, U.S. Government obligations, 2.38% - 4.25% due 2/28/29 - 5/15/51; valued at $36,744)	35,000	35,000
ABN AMRO Securities LLC, (Interest in $400,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which ABN AMRO Securities LLC, will repurchase the securities provided as collateral for $400,041 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/53; valued at $408,000)	260,000	260,000
	Face Amount (000)	Value (000)

Bank of America Securities, Inc., (3.63% (e), dated 6/30/25, due 7/29/26; proceeds $46,788; fully collateralized by various Common Stocks and Preferred Stocks; valued at $47,250) (f)	$45,000	$45,000
Bank of America Securities, Inc., (3.63% (e), dated 10/24/25, due 7/29/26; proceeds $77,102; fully collateralized by various Common Stocks and Preferred Stocks; valued at $78,750) (f)	75,000	75,000
Bank of Nova Scotia, (3.76%, dated 4/30/26, due 5/1/26; proceeds $120,013; fully collateralized by various Common Stocks; valued at $126,000) (f)	120,000	120,000
Bank of Nova Scotia, (3.74%, dated 4/30/26, due 5/1/26; proceeds $545,057; fully collateralized by various Corporate Bonds, 1.60% - 8.13% due 6/1/26 - 3/15/66; valued at $572,250)	545,000	545,000
BNP Paribas Prime Brokerage, Inc., (3.76%, dated 4/30/26, due 5/1/26; proceeds $15,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $15,752) (f)	15,000	15,000
BNP Paribas Prime Brokerage, Inc., (3.78%, dated 4/30/26, due 5/7/26; proceeds $120,088; fully collateralized by various Common Stocks and Preferred Stocks; valued at $126,093) (f)	120,000	120,000
BNP Paribas SA, (3.80% (e), dated 10/9/25, due 5/7/26; proceeds $536,638; fully collateralized by various Corporate Bonds, 3.25% - 13.50% due 5/1/28 - 8/1/53; valued at $556,487) (f)	525,000	525,000
BNP Paribas SA, (3.79%, dated 4/30/26, due 5/1/26; proceeds $5,001; fully collateralized by various Corporate Bonds, 4.63% - 10.75% due 6/1/28 - 4/15/34; valued at $5,301) (f)	5,000	5,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,056 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $565,766)	195,000	195,000
Citigroup Global Markets, Inc., (3.72%, dated 4/30/26, due 5/1/26; proceeds $400,041; fully collateralized by various U.S. Government obligations, 0.13% - 4.38% due 10/31/29 - 5/15/30; valued at $408,000)	400,000	400,000
Credit Agricole Corporate and Investment Bank, (3.63% (e), dated 11/7/23, due 5/7/26; proceeds $97,184; fully collateralized by various Corporate Bonds, 0.95% - 7.62% due 5/15/26 - 3/2/53, U.S. Government obligations, 0.00% - 4.38% due 1/15/28 - 5/15/31; valued at $93,260) (f)	89,000	89,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Agricole Corporate and Investment Bank, (3.68%, dated 4/28/26, due 5/5/26; proceeds $265,190; fully collateralized by various Corporate Bonds, 1.23% - 8.15% due 11/1/26 - 10/15/55, U.S. Government agency securities, 5.50% - 6.50% due 5/20/55 - 2/20/56, and a U.S. Government obligation, 4.38% due 11/30/28; valued at $277,537) (f)	$265,000	$265,000
Credit Agricole Corporate and Investment Bank, (3.98% (e), dated 4/15/26, due 5/7/26; proceeds $100,243; fully collateralized by various Corporate Bonds, 1.65% - 7.62% due 7/22/26 - 3/1/55, U.S. Government obligation, 4.38% due 11/30/28; valued at $104,947) (f)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (3.63% (e), dated 12/12/23, due 5/7/26; proceeds $191,564; fully collateralized by various Corporate Bonds, 1.75% - 7.62% due 6/15/26 - 4/22/56; valued at $184,801)	176,000	176,000
Credit Agricole Corporate and Investment Bank, (3.67%, dated 4/30/26, due 5/1/26; proceeds $25,003; fully collateralized by various Corporate Bonds, 4.38% - 6.63% due 11/1/34 - 11/15/55, a U.S. Government obligation, 4.38% due 11/30/28; valued at $25,984)	25,000	25,000
HSBC Securities USA, Inc., (3.74%, dated 4/30/26, due 5/1/26; proceeds $255,026; fully collateralized by various Corporate Bonds, 2.60% - 8.38% due 3/2/27 - 7/18/54; valued at $267,779)	255,000	255,000
ING Financial Markets LLC, (3.71%, dated 4/30/26, due 5/1/26; proceeds $53,005; fully collateralized by various Corporate Bonds, 1.02% - 7.00% due 5/13/27 - 2/15/53, U.S. Government agency securities, 3.50% - 5.50% due 8/1/45 - 4/1/54; valued at $55,621)	53,000	53,000
JP Morgan Clearing Corp., (3.82% (e), dated 9/17/25, due 5/7/26; proceeds $204,924; fully collateralized by various Corporate Bonds, 2.65% - 11.50% due 10/15/26 - 2/15/62; valued at $212,281)	200,000	200,000
JP Morgan Clearing Corp., (3.84% (e), dated 7/31/23, due 5/7/26; proceeds $116,323; fully collateralized by various Corporate Bonds, 3.38% - 10.75% due 8/1/27 - 3/15/82; valued at $111,525) (f)	105,000	105,000
JP Morgan Securities LLC, (3.89% (e), dated 11/17/21, due 5/7/26; proceeds $217,624; fully collateralized by various Common Stocks and Preferred Stocks; valued at $194,879) (f)	185,000	185,000
JP Morgan Securities LLC, (3.63% (e), dated 10/7/25, due 5/7/26; proceeds $76,603; fully collateralized by various Common Stocks and Preferred Stocks; valued at $79,002) (f)	75,000	75,000
	Face Amount (000)	Value (000)

Mizuho Securities USA LLC, (3.78%, dated 4/30/26, due 5/1/26; proceeds $425,045; fully collateralized by various Common Stocks; valued at $446,250) (f)	$425,000	$425,000
Mizuho Securities USA LLC, (4.03% (e), dated 12/16/25, due 6/4/26; proceeds $33,628; fully collateralized by various Corporate Bonds, 1.25% - 7.00% due 8/12/26 - 3/15/56; valued at $34,651) (f)	33,000	33,000
MUFG Securities Americas, Inc., (3.70%, dated 4/30/26, due 5/1/26; proceeds $240,025; fully collateralized by various Common Stocks; valued at $252,026) (f)	240,000	240,000
MUFG Securities Americas, Inc., (3.70%, dated 4/30/26, due 5/1/26; proceeds $100,010; fully collateralized by various Common Stocks; valued at $105,011) (f)	100,000	100,000
RBC Capital Markets LLC, (3.74%, dated 4/28/26, due 5/5/26; proceeds $225,164; fully collateralized by various Corporate Bonds, 1.35% - 8.10% due 12/11/26 - 11/15/95; valued at $236,250)	225,000	225,000
Societe Generale SA, (3.76%, dated 4/29/26, due 5/6/26; proceeds $337,246; fully collateralized by various Corporate Bonds, 1.05% - 7.50% due 5/10/26 - 11/26/85, U.S. Government obligations, 0.00% due 11/15/28 - 8/15/54; valued at $354,107) (f)	337,000	337,000
Societe Generale SA, (3.74%, dated 4/30/26, due 5/1/26; proceeds $120,012; fully collateralized by various Corporate Bonds, 2.75% - 8.88% due 6/1/26 - 12/1/44; valued at $127,213)	120,000	120,000
TD Securities USA LLC, (3.74% (e), dated 3/27/24, due 5/7/26; proceeds $234,381; fully collateralized by various Corporate Bonds, 1.95% - 8.45% due 11/15/26 - 4/29/61; valued at $227,850)	217,000	217,000
TD Securities USA LLC, (3.73%, dated 4/30/26, due 5/1/26; proceeds $130,013; fully collateralized by various Corporate Bonds, 2.25% - 7.50% due 7/26/29 - 11/15/53; valued at $136,500)	130,000	130,000
TD Securities USA LLC, (3.74%, dated 4/30/26, due 5/1/26; proceeds $85,009; fully collateralized by various Corporate Bonds, 3.38% - 9.63% due 1/15/27 - 3/1/34; valued at $90,101)	85,000	85,000
Wells Fargo Securities LLC, (4.02% (e), dated 12/9/25, due 7/29/26; proceeds $102,593; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (f)	100,000	100,000
Wells Fargo Securities LLC, (4.01% (e), dated 9/17/25, due 8/5/26; proceeds $170,918; fully collateralized by various Corporate Bonds, 0.01% - 8.35% due 2/16/27 - 12/31/79; valued at $173,250) (f)	165,000	165,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Prime Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (4.03% (e), dated 12/16/25, due 7/29/26; proceeds $41,008; fully collateralized by various Corporate Bonds, 2.45% - 6.63% due 9/8/26 - 3/13/51; valued at $42,001)	$40,000	$40,000
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,400,345 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 1/1/59; valued at $3,502,000)	1,000,000	1,000,000
Total Repurchase Agreements (Cost $7,085,000)		7,085,000
Total Investments (95.4%) (Cost $12,668,961) (g)(h)		12,668,506
Other Assets in Excess of Liabilities (4.6%)		608,776
Net Assets (100.0%)		$13,277,282

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of
Investments.

(d)	All or a portion of the security is subject to delayed delivery.
(e)	Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of April 30, 2026.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)
At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$1,143,000 and the aggregate gross unrealized depreciation is approximately $1,598,000, resulting in net unrealized
depreciation of approximately $455,000.

‡	Amount is less than 0.05%.

MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	55.9%
Commercial Paper	19.8
Floating Rate Notes	15.8
Certificates of Deposit	5.1
Other*	3.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (52.7%)
Bank of America NA, (3.75%, dated 12/10/25, due 6/10/26; proceeds $407,583; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 2/1/42 - 8/1/50; valued at $412,000)	$400,000	$400,000
Bank of America NA, (3.72%, dated 12/12/25, due 6/12/26; proceeds $254,702; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 6/1/42 - 10/1/51; valued at $257,500)	250,000	250,000
Bank of America NA, (3.78%, dated 12/2/25, due 6/1/26; proceeds $101,901; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 10/1/46 - 11/1/47; valued at $103,000)	100,000	100,000
Bank of America NA, (3.87%, dated 11/3/25, due 5/4/26; proceeds $101,957; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 9/1/42 - 11/1/46; valued at $103,000)	100,000	100,000
Bank of America NA, (3.83%, dated 11/7/25, due 5/6/26; proceeds $101,915; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 9/1/42 - 7/1/48; valued at $103,000)	100,000	100,000
Bank of America Securities, Inc., (3.88% (a), dated 10/20/25, due 5/7/26; proceeds $204,291; fully collateralized by a U.S. Government obligation, 1.38% due 11/15/40; valued at $204,000)	200,000	200,000
Bank of America Securities, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $966,098; fully collateralized by various U.S. Government agency securities, 0.75% - 7.00% due 6/23/26 - 3/20/76; valued at $993,253)	966,000	966,000
Bank of America Securities, Inc., (3.67% (a), dated 4/14/26, due 5/7/26; proceeds $501,171; fully collateralized by various U.S. Government agency securities, 0.90% - 7.00% due 6/15/26 - 1/20/66; valued at $512,136)	500,000	500,000
Bank of America Securities, Inc., (3.68% (a), dated 3/9/26, due 5/7/26; proceeds $503,017; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 11/10/27 - 11/20/75; valued at $514,501)	500,000	500,000
Bank of America Securities, Inc., (4.09% (a), dated 7/30/25, due 5/7/26; proceeds $515,978; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 2/2/28 - 4/15/61; valued at $514,990)	500,000	500,000
Bank of America Securities, Inc., (3.69% (a), dated 1/22/26, due 5/7/26; proceeds $1,010,763; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 8/15/26 - 9/20/75; valued at $1,029,533)	1,000,000	1,000,000
	Face Amount (000)	Value (000)

Bank of America Securities, Inc., (4.07% (a), dated 7/30/25, due 5/7/26; proceeds $412,720; fully collateralized by various U.S. Government obligation, 0.00% - 3.50% due 2/15/27 - 11/15/47; valued at $408,000)	$400,000	$400,000
Bank of America Securities, Inc., (3.72% (a), dated 1/27/26, due 5/7/26; proceeds $252,583; fully collateralized by various U.S. Government obligation, 3.38% - 3.50% due 11/30/27 - 11/30/30; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $250,025; fully collateralized by various U.S. Government obligations, 0.00% - 1.13% due 7/23/26 - 5/15/51; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (3.61% (a), dated 1/16/26, due 5/7/26; proceeds $252,783; fully collateralized by various U.S. Government obligations, 0.00% - 1.88% due 2/15/40 - 2/15/56; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (3.69% (a), dated 1/16/26, due 5/7/26; proceeds $252,845; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 5/15/39 - 2/15/51; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (3.70% (a), dated 2/27/26, due 5/7/26; proceeds $428,012; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 5/15/26 - 5/15/51; valued at $433,500)	425,000	425,000
Bank of Montreal, (3.71% (a), dated 4/30/26, due 5/7/26; proceeds $250,180; fully collateralized by various U.S. Government agency securities, 0.35% - 6.50% due 4/25/27 - 4/25/56; valued at $262,500)	250,000	250,000
Bank of New York - Fixed Income Clearing Corp., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government agency securities, 3.50% - 6.50% due 3/1/48 - 1/1/56; valued at $1,020,000)	1,000,000	1,000,000
Bank of New York - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,500,152; fully collateralized by various U.S. Government obligations, 1.25% - 3.88% due 1/15/28 - 5/15/42; valued at $1,530,000)	1,500,000	1,500,000
Bank of New York - Fixed Income Clearing Corp., (3.65%, dated 4/30/26, due 5/1/26; proceeds $5,400,548; fully collateralized by various U.S. Government obligations, 1.75% - 4.50% due 7/15/27 - 7/31/29; valued at $5,508,000)	5,400,000	5,400,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Barclays Bank PLC, (3.86% (a), dated 12/22/25, due 5/7/26; proceeds $1,217,490; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 8/25/27 - 7/16/67; valued at $1,263,881)	$1,200,000	$1,200,000
Barclays Bank PLC, (3.78% (a), dated 4/7/26, due 5/7/26; proceeds $250,788; fully collateralized by various U.S. Government agency securities, 0.55% - 8.50% due 11/1/27 - 5/16/68; valued at $263,159)	250,000	250,000
Barclays Bank PLC, (3.65% (a), dated 4/13/26, due 5/7/26; proceeds $1,002,433; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 8/15/32 - 3/15/67; valued at $1,031,880)	1,000,000	1,000,000
Barclays Bank PLC, (3.65%, dated 4/30/26, due 5/1/26; proceeds $850,086; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 2/1/27 - 12/15/60; valued at $875,590)	850,000	850,000
Barclays Bank PLC, (3.65% (a), dated 4/13/26, due 5/7/26; proceeds $1,002,433; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 1/1/28 - 1/15/68; valued at $1,031,880)	1,000,000	1,000,000
Barclays Bank PLC, (3.65% (a), dated 4/21/26, due 5/7/26; proceeds $1,001,622; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 8/15/33 - 9/15/67; valued at $1,031,043)	1,000,000	1,000,000
Barclays Bank PLC, (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government obligations, 2.00% - 4.75% due 4/30/27 - 11/15/53; valued at $1,020,103)	1,000,000	1,000,000
BMO Capital Markets Corp., (3.70%, dated 4/30/26, due 5/1/26; proceeds $250,026; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 8/16/39 - 4/20/76, a U.S. Government obligation, 0.00% due 6/4/26; valued at $260,655)	250,000	250,000
BMO Capital Markets Corp., (3.71% (a), dated 4/30/26, due 5/7/26; proceeds $550,397; fully collateralized by various U.S. Government agency securities, 0.00% - 7.60% due 6/25/26 - 9/20/75, U.S. Government obligation, 3.00% due 8/15/48; valued at $577,454)	550,000	550,000
BMO Capital Markets Corp., (3.70% (a), dated 4/30/26, due 5/7/26; proceeds $600,432; fully collateralized by various U.S. Government agency securities, 1.67% - 8.07% due 1/1/28 - 5/25/50; valued at $618,003)	600,000	600,000
	Face Amount (000)	Value (000)

BMO Capital Markets Corp., (3.66%, dated 4/30/26, due 5/1/26; proceeds $200,020; fully collateralized by various U.S. Government agency security, 5.16% due 3/1/33, U.S. Government obligation, 3.88% - 4.50% due 8/15/33 - 11/15/33; valued at $204,858)	$200,000	$200,000
BMO Harris Bank NA, (3.65%, dated 4/30/26, due 5/1/26; proceeds $250,025; fully collateralized by various U.S. Government agency securities, 0.93% - 4.00% due 10/1/27 - 9/1/51; valued at $260,453)	250,000	250,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,056 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/65; valued at $565,766)	25,000	25,000
BNP Paribas SA, (3.82% (a), dated 10/8/25, due 6/29/26; proceeds $514,007; fully collateralized by various U.S. Government agency securities, 0.00% - 8.10% due 5/25/26 - 5/20/74, U.S. Government obligations, 0.63% - 4.50% due 1/31/28 - 8/15/47; valued at $520,235)	500,000	500,000
BNP Paribas SA, (3.79% (a), dated 10/8/25, due 6/4/26; proceeds $410,065; fully collateralized by various U.S. Government agency securities, 0.00% - 8.10% due 7/25/26 - 10/20/74, U.S. Government obligations, 0.00% - 4.00% due 11/30/29 - 5/15/36; valued at $416,210)	400,000	400,000
BNP Paribas SA, (4.14% (a), dated 6/26/25, due 5/7/26; proceeds $777,162; fully collateralized by various U.S. Government agency securities, 1.50% - 8.00% due 3/1/27 - 3/20/66, U.S. Government obligations, 0.00% - 4.00% due 5/12/26 - 11/15/52; valued at $771,299)	750,000	750,000
BNP Paribas SA, (3.53% (a), dated 1/26/26, due 5/7/26; proceeds $1,514,855; fully collateralized by various U.S. Government agency securities, 1.80% - 8.00% due 5/16/28 - 3/20/66, U.S. Government obligations, 0.00% - 4.00% due 11/30/27 - 5/15/48; valued at $1,543,610)	1,500,000	1,500,000
BNP Paribas SA, (Interest in $900,000 joint repurchase agreement, 3.64%, dated 4/30/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $900,091 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/56; valued at $918,000)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (3.60% (a), dated 2/19/26, due 5/7/26; proceeds $856,545; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 12/31/27 - 5/15/48; valued at $867,000)	$850,000	$850,000
BNP Paribas SA, (3.68% (a), dated 2/20/26, due 5/7/26; proceeds $906,994; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 7/21/26 - 5/15/54; valued at $918,000)	900,000	900,000
BNP Paribas SA, (3.69% (a), dated 2/13/26, due 5/7/26; proceeds $705,947; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 8/25/26 - 4/15/29; valued at $714,000)	700,000	700,000
BNP Paribas SA, (3.72% (a), dated 2/5/26, due 5/7/26; proceeds $605,636; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 6/11/26 - 5/15/53; valued at $612,000)	600,000	600,000
BNP Paribas SA, (3.68% (a), dated 2/27/26, due 5/7/26; proceeds $427,996; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 6/2/26 - 2/15/54; valued at $433,500)	425,000	425,000
BNP Paribas SA, (3.69% (a), dated 2/10/26, due 5/7/26; proceeds $252,201; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 5/15/26 - 5/15/54; valued at $255,000)	250,000	250,000
BNP Paribas SA, (3.67% (a), dated 3/18/26, due 5/7/26; proceeds $854,329; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 5/15/26 - 8/15/55; valued at $867,000)	850,000	850,000
BNP Paribas SA, (3.60% (a), dated 2/12/26, due 5/7/26; proceeds $428,570; fully collateralized by various U.S. Government obligations, 0.00% - 6.13% due 5/15/26 - 2/15/55; valued at $433,500)	425,000	425,000
BNP Paribas SA, (3.66% (a), dated 4/23/26, due 5/7/26; proceeds $851,211; fully collateralized by various U.S. Government obligations, 0.00% - 6.50% due 7/31/26 - 8/15/51; valued at $867,000)	850,000	850,000
BNP Paribas SA, (4.19% (a), dated 5/13/25, due 5/7/26; proceeds $2,031,497; fully collateralized by various U.S. Government obligations, 0.00% - 6.63% due 7/21/26 - 2/15/56; valued at $1,989,000)	1,950,000	1,950,000
BNP Paribas SA, (3.64%, dated 4/30/26, due 5/1/26; proceeds $650,066; fully collateralized by various U.S. Government obligations, 0.38% - 4.25% due 9/30/27 - 7/31/30; valued at $663,000)	650,000	650,000
	Face Amount (000)	Value (000)

BNY Mellon Capital Markets LLC, (3.65%, dated 4/30/26, due 5/1/26; proceeds $250,025; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 3/18/32 - 5/1/56, U.S. Government obligations, 0.00% - 4.63% due 5/21/26 - 2/15/46; valued at $255,984)	$250,000	$250,000
Canadian Imperial Bank of Commerce, (3.65%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 4/1/28 - 10/20/72, U.S. Government obligation, 0.00% - 4.75% due 6/16/26 - 5/15/55; valued at $513,284)	500,000	500,000
Canadian Imperial Bank of Commerce, (3.64%, dated 4/30/26, due 5/1/26; proceeds $450,046; fully collateralized by various U.S. Government obligation, 0.00% - 5.00% due 5/19/26 - 2/15/56; valued at $459,000)	450,000	450,000
Citibank NA, (3.65%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by various U.S. Government agency securities, 1.50% - 9.00% due 5/15/26 - 9/15/67; valued at $515,000)	500,000	500,000
Citigroup Global Markets, Inc., (3.74%, dated 12/8/25, due 6/8/26; proceeds $203,782; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 10/20/53; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.51%, dated 2/9/26, due 2/9/27; proceeds $207,118; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 7/20/53 - 9/20/53; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.74%, dated 12/9/25, due 6/8/26; proceeds $254,701; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 9/20/53 - 10/20/53; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (3.61%, dated 1/26/26, due 1/26/27; proceeds $207,320; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 10/20/53 - 11/20/53; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.67% (a), dated 1/22/26, due 5/7/26; proceeds $1,768,732; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 3/20/27 - 4/20/66; valued at $1,802,500)	1,750,000	1,750,000
Citigroup Global Markets, Inc., (3.69%, dated 2/4/26, due 8/4/26; proceeds $101,855; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 2/20/54; valued at $103,000)	100,000	100,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (3.75%, dated 4/9/26, due 12/9/26; proceeds $205,083; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 12/20/53 - 2/20/54; valued at $206,000)	$200,000	$200,000
Citigroup Global Markets, Inc., (3.70%, dated 1/15/26, due 7/15/26; proceeds $254,651; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 2/20/54; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (3.62%, dated 3/3/26, due 12/3/26; proceeds $205,531; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 4/20/54 - 6/20/54; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.79%, dated 4/28/26, due 4/28/27; proceeds $778,820; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 10/20/54 - 12/20/54; valued at $772,500)	750,000	750,000
Citigroup Global Markets, Inc., (3.70%, dated 1/16/26, due 7/16/26; proceeds $101,860; fully collateralized by various U.S. Government agency securities, 3.50% - 7.50% due 6/20/53 - 7/20/53; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.64%, dated 3/3/26, due 11/3/26; proceeds $204,954; fully collateralized by various U.S. Government agency securities, 3.50% - 8.00% due 2/20/54 - 4/20/54; valued at $206,001)	200,000	200,000
Citigroup Global Markets, Inc., (3.70%, dated 3/16/26, due 3/16/27; proceeds $207,503; fully collateralized by various U.S. Government agency securities, 3.50% - 8.00% due 7/20/54 - 8/20/54; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.90%, dated 3/27/26, due 3/25/27; proceeds $779,494; fully collateralized by various U.S. Government agency securities, 3.50% - 8.00% due 8/20/54 - 11/20/54; valued at $772,500)	750,000	750,000
Citigroup Global Markets, Inc., (3.54%, dated 2/12/26, due 2/12/27; proceeds $207,178; fully collateralized by various U.S. Government agency securities, 5.00% - 8.00% due 11/20/53 - 12/20/53; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.62%, dated 3/4/26, due 3/4/27; proceeds $207,341; fully collateralized by various U.S. Government agency securities, 5.00% - 8.00% due 6/20/54 - 7/20/54; valued at $206,000)	200,000	200,000
	Face Amount (000)	Value (000)

Citigroup Global Markets, Inc., (3.60%, dated 2/17/26, due 10/16/26; proceeds $307,230; fully collateralized by various U.S. Government agency securities, 6.00% - 7.50% due 2/20/54; valued at $309,000)	$300,000	$300,000
Citigroup Global Markets, Inc., (3.68%, dated 1/12/26, due 7/13/26; proceeds $203,721; fully collateralized by various U.S. Government agency securities, 6.00% - 8.00% due 2/20/54; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.58%, dated 2/19/26, due 11/19/26; proceeds $205,430; fully collateralized by various U.S. Government agency securities, 6.00% - 8.00% due 2/20/54; valued at $206,001)	200,000	200,000
Citigroup Global Markets, Inc., (3.67% (a), dated 1/14/26, due 5/7/26; proceeds $1,011,523; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 10/31/32 - 2/15/45; valued at $1,020,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,150,117; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 10/31/32 - 2/15/56; valued at $1,173,000)	1,150,000	1,150,000
Citigroup Global Markets, Inc., (3.83%, dated 11/10/25, due 5/11/26; proceeds $203,873; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 10/31/32 - 8/15/39; valued at $204,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.66% (a), dated 4/10/26, due 5/7/26; proceeds $401,098; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 7/21/26 - 10/31/32; valued at $408,000)	400,000	400,000
Citigroup Global Markets, Inc., (3.67% (a), dated 1/8/26, due 5/7/26; proceeds $1,012,138; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 12/15/28 - 5/15/39; valued at $1,020,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (3.77%, dated 11/28/25, due 5/28/26; proceeds $101,895; fully collateralized by various U.S. Government obligations, 0.88% - 4.38% due 11/30/28 - 10/31/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.84%, dated 11/5/25, due 5/5/26; proceeds $254,827; fully collateralized by various U.S. Government obligations, 0.88% - 5.25% due 11/15/28 - 10/31/32; valued at $255,000)	250,000	250,000
Citigroup Global Markets, Inc., (3.84%, dated 11/19/25, due 5/20/26; proceeds $101,941; fully collateralized by various U.S. Government obligations, 0.88% - 5.25% due 11/15/28 - 10/31/32; valued at $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (3.64% (a), dated 4/8/26, due 5/7/26; proceeds $1,002,935; fully collateralized by various U.S. Government obligations, 0.88% - 5.25% due 11/15/28 - 10/31/32; valued at $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., (3.66% (a), dated 4/17/26, due 5/7/26; proceeds $501,017; fully collateralized by various U.S. Government obligations, 3.13% - 5.25% due 10/31/28 - 10/31/32; valued at $510,000)	500,000	500,000
Citigroup Global Markets, Inc., (3.82%, dated 11/21/25, due 5/21/26; proceeds $101,921; fully collateralized by various U.S. Government obligations, 3.13% - 5.25% due 11/15/28 - 10/31/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.69%, dated 2/2/26, due 5/4/26; proceeds $100,933; fully collateralized by various U.S. Government obligations, 3.13% - 5.25% due 11/15/28 - 10/31/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.82%, dated 11/12/25, due 5/13/26; proceeds $254,828; fully collateralized by various U.S. Government obligations, 3.50% - 5.25% due 11/15/28 - 10/31/32; valued at $255,000)	250,000	250,000
Credit Agricole - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government obligations, 0.38% - 4.75% due 9/30/26 - 5/15/44; valued at $1,020,103)	1,000,000	1,000,000
Credit Agricole Corporate and Investment Bank, (3.65%, dated 4/30/26, due 5/1/26; proceeds $400,041; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 5/1/28 - 5/20/65, U.S. Government obligations, 0.00% - 4.75% due 8/6/26 - 2/15/56; valued at $408,779)	400,000	400,000
Credit Agricole Corporate and Investment Bank, (Interest in $300,000 joint repurchase agreement, 3.64%, dated 4/30/26 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $300,030 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/55; valued at $306,000)	300,000	300,000
Credit Agricole Corporate and Investment Bank, (3.64%, dated 4/30/26, due 5/1/26; proceeds $330,033; fully collateralized by various U.S. Government obligations, 1.88% - 4.75% due 9/30/29 - 2/15/56; valued at $336,600)	330,000	330,000
	Face Amount (000)	Value (000)

Daiwa Capital Markets America, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government agency securities, 1.25% - 7.50% due 4/1/27 - 2/20/66, a U.S. Government obligation, 4.13% due 5/31/32; valued at $1,030,104)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by various U.S. Government agency securities, 0.00% - 7.13% due 5/15/26 - 2/7/39, U.S. Government obligations, 2.88% - 3.50% due 3/15/29 - 4/30/29; valued at $510,001)	500,000	500,000
Goldman Sachs & Co. LLC, (3.65%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by a U.S. Government obligation, 2.75% due 8/15/47; valued at $510,000)	500,000	500,000
Goldman Sachs & Co. LLC, (3.64%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 11/15/28 - 11/15/33; valued at $510,000)	500,000	500,000
Goldman Sachs & Co. LLC, (3.64% (a), dated 4/8/26, due 5/7/26; proceeds $1,755,137; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 8/25/26 - 2/15/54; valued at $1,785,000)	1,750,000	1,750,000
HSBC Securities USA, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $915,093; fully collateralized by various U.S. Government agency securities, 0.00% - 8.00% due 5/15/26 - 3/15/67, U.S. Government obligations, 0.13% - 5.00% due 6/15/26 - 2/15/55; valued at $938,794)	915,000	915,000
HSBC Securities USA, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $265,027; fully collateralized by various U.S. Government obligations, 0.00% - 6.38% due 5/15/26 - 11/15/55; valued at $270,327)	265,000	265,000
JP Morgan Securities LLC, (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by a U.S. Government obligation, 0.13% due 4/15/27; valued at $1,020,103)	1,000,000	1,000,000
JP Morgan Securities LLC, (3.79% (a), dated 7/3/25, due 5/7/26; proceeds $2,322,958; fully collateralized by a U.S. Government obligation, 3.63% due 8/31/29; valued at $2,301,992)	2,250,000	2,250,000
JP Morgan Securities LLC, (3.82% (a), dated 1/13/26, due 7/30/26; proceeds $1,020,999; fully collateralized by various U.S. Government agency securities, 0.00% - 13.27% due 9/25/26 - 5/16/67; valued at $1,053,300)	1,000,000	1,000,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (3.80% (a), dated 10/7/25, due 5/7/26; proceeds $4,344,980; fully collateralized by various U.S. Government agency securities, 0.80% - 8.00% due 10/27/26 - 5/1/56; valued at $4,390,408)	$4,250,000	$4,250,000
JP Morgan Securities LLC, (3.91% (a), dated 1/13/26, due 5/7/26; proceeds $1,012,375; fully collateralized by various U.S. Government agency securities, 1.25% - 17.54% due 2/25/27 - 12/16/68; valued at $1,053,221)	1,000,000	1,000,000
JP Morgan Securities LLC, (3.78% (a), dated 1/13/26, due 5/7/26; proceeds $430,085; fully collateralized by various U.S. Government agency securities, 1.56% - 7.50% due 11/13/26 - 5/1/56; valued at $438,778)	425,000	425,000
JP Morgan Securities LLC, (3.62%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 2/28/30 - 2/15/45; valued at $1,020,103)	1,000,000	1,000,000
JP Morgan Securities LLC, (3.78% (a), dated 3/10/26, due 5/7/26; proceeds $6,539,533; fully collateralized by various U.S. Government obligations, 1.25% - 4.13% due 8/15/27 - 4/15/31; valued at $6,650,117)	6,500,000	6,500,000
JP Morgan Securities, Inc. - Fixed Income Clearing Corp., (3.65%, dated 4/30/26, due 5/1/26; proceeds $3,350,340; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 10/1/26 - 5/15/67; valued at $3,450,850)	3,350,000	3,350,000
Mizuho Securities USA LLC, (3.64%, dated 4/30/26, due 5/1/26; proceeds $250,025; fully collateralized by various U.S. Government obligations, 0.75% - 4.13% due 8/31/26 - 7/31/31; valued at $255,000)	250,000	250,000
MUFG Securities Americas, Inc., (3.70%, dated 4/30/26, due 5/1/26; proceeds $300,031; fully collateralized by various U.S. Government agency securities, 0.16% - 6.50% due 9/1/26 - 4/1/56; valued at $311,894)	300,000	300,000
MUFG Securities Americas, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $200,020; fully collateralized by various U.S. Government agency securities, 1.50% - 6.50% due 5/25/26 - 12/1/55; valued at $205,114)	200,000	200,000
MUFG Securities Canada Ltd., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,500,152; fully collateralized by various U.S. Government agency securities, 1.00% - 7.50% due 7/2726 - 6/1/64, U.S. Government obligations, 0.00% - 4.75% due 11/15/26 - 8/15/55; valued at $1,543,037)	1,500,000	1,500,000
	Face Amount (000)	Value (000)

Natixis SA, (Interest in $1,900,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which Natixis SA, will repurchase the securities provided as collateral for $1,900,193 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 2/15/56; valued at $1,940,618)	$1,900,000	$1,900,000
Natixis SA, (3.68% (a), dated 12/8/21, due 5/7/26; proceeds $87,351; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 12/25/34 - 4/20/68, U.S. Government obligations, 0.13% - 4.38% due 4/20/68 - 2/15/54; valued at $77,740)	75,000	75,000
Natixis SA, (3.69%, dated 1/29/26, due 7/27/26; proceeds $203,670; fully collateralized by various U.S. Government agency securities, 2.92% - 6.00% due 7/1/29 - 4/1/56, U.S. Government obligations, 0.50% - 4.75% due 1/15/27 - 11/15/44; valued at $204,510)	200,000	200,000
Natixis SA, (3.69% (a), dated 4/24/26, due 5/7/26; proceeds $1,001,333; fully collateralized by various U.S. Government agency securities, 3.00% - 4.59% due 10/22/29 - 2/1/34, U.S. Government obligations, 0.00% - 4.75% due 6/18/26 - 2/15/54; valued at $1,020,048)	1,000,000	1,000,000
Natixis SA, (3.76%, dated 12/3/25, due 6/1/26; proceeds $203,760; fully collateralized by various U.S. Government agency securities, 3.00% - 4.95% due 8/1/32 - 9/1/52, U.S. Government obligations, 0.00% - 4.88% due 7/31/26 - 2/15/56; valued at $204,093)	200,000	200,000
Natixis SA, (3.73%, dated 3/18/26, due 9/18/26; proceeds $203,813; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 8/1/32 - 4/1/56, U.S. Government obligation, 0.00% - 4.75% due 6/18/26 - 11/15/53; valued at $204,207)	200,000	200,000
Natixis SA, (3.73%, dated 4/22/26, due 10/22/26; proceeds $101,896; fully collateralized by various U.S. Government agency securities, 3.00% - 6.00% due 7/1/29 - 4/1/56, U.S. Government obligations, 0.00% - 4.25% due 4/30/27 - 2/15/46; valued at $102,154)	100,000	100,000
Natixis SA, (3.70% (a), dated 3/18/26, due 5/7/26; proceeds $1,005,139; fully collateralized by various U.S. Government agency securities, 3.73% - 5.00% due 10/24/29 - 5/1/56, U.S. Government obligations, 0.38% - 4.88% due 7/31/26 - 8/15/55; valued at $1,020,089)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Natixis SA, (3.74%, dated 12/4/25, due 6/2/26; proceeds $203,740; fully collateralized by various U.S. Government agency securities, 3.73% - 5.50% due 9/1/33 - 9/1/55, U.S. Government obligations, 0.13% - 5.50% due 10/15/26 - 2/15/56; valued at $204,363)	$200,000	$200,000
Natixis SA, (Interest in $1,900,000 joint repurchase agreement, 3.64%, dated 4/30/26 under which Natixis SA, will repurchase the securities provided as collateral for $1,900,192 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/55; valued at $1,938,000)	178,000	178,000
NatWest Markets Securities, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $2,800,284; fully collateralized by various U.S. Government agency securities, 0.76% - 6.50% due 7/8/26 - 6/1/62, a U.S. Government obligation, 3.50% due 9/30/27; valued at $2,884,158)	2,800,000	2,800,000
NatWest Markets Securities, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $350,035; fully collateralized by various U.S. Government obligations, 1.25% - 4.63% due 6/15/27 - 2/15/34; valued at $357,036)	350,000	350,000
Nomura Securities International, Inc., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,500,152; fully collateralized by various U.S. Government agency securities, 0.00% - 6.75% due 6/12/26 - 10/1/55, U.S. Government obligations, 0.00% - 1.75% due 11/15/26 - 2/15/41; valued at $1,531,549)	1,500,000	1,500,000
Northern Trust Co. - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $5,100,416; fully collateralized by various U.S. Government obligations, 2.75% - 4.63% due 5/31/29 - 6/30/32; valued at $5,201,898)	5,099,900	5,099,900
Northern Trust Co. - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $600,061; fully collateralized by various U.S. Government obligations, 3.25% - 4.63% due 6/15/28 - 11/15/45; valued at $612,000)	600,000	600,000
Northwestern Mutual Life Insurance Co., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 12/1/39 - 11/1/54; valued at $1,030,000)	1,000,000	1,000,000
Prudential Legacy Insurance Co. of New Jersey, (3.67%, dated 4/30/26, due 5/1/26; proceeds $430,138; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 12/31/30 - 2/15/50; valued at $438,696)	430,094	430,094
	Face Amount (000)	Value (000)

Royal Bank of Canada, (3.80% (a), dated 11/3/25, due 5/1/26; proceeds $1,018,894; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 10/1/27 - 6/1/63, U.S. Government obligations, 2.50% - 4.50% due 5/15/34 - 11/15/54; valued at $1,028,944)	$1,000,000	$1,000,000
Royal Bank of Canada, (3.53% (a), dated 1/20/26, due 5/7/26; proceeds $2,020,984; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 9/1/31 - 4/20/65, U.S. Government obligations, 0.00% - 6.75% due 5/14/26 - 5/15/55; valued at $2,053,232)	2,000,000	2,000,000
Royal Bank of Canada, (3.59% (a), dated 12/10/25, due 5/7/26; proceeds $507,379; fully collateralized by various U.S. Government agency securities, 1.57% - 6.50% due 11/1/34 - 2/1/57, U.S. Government obligations, 3.75% - 3.88% due 6/30/27 - 11/30/29; valued at $513,364)	500,000	500,000
Royal Bank of Canada, (3.69% (a), dated 3/31/26, due 5/7/26; proceeds $1,003,793; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 3/1/34 - 5/1/56, U.S. Government obligations, 1.38% - 4.38% due 5/15/34 - 5/15/52; valued at $1,028,649)	1,000,000	1,000,000
Royal Bank of Canada, (3.60% (a), dated 2/2/26, due 5/7/26; proceeds $504,700; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 5/1/42 - 2/1/56, U.S. Government obligations, 1.25% - 4.38% due 5/15/42 - 5/15/51; valued at $514,547)	500,000	500,000
Royal Bank of Canada, (3.77% (a), dated 11/10/25, due 5/7/26; proceeds $713,048; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 8/1/42 - 3/1/56, U.S. Government obligations, 0.00% - 4.88% due 5/21/26 - 8/15/54; valued at $718,077)	700,000	700,000
Royal Bank of Canada, (3.70% (a), dated 10/20/25, due 5/1/26; proceeds $509,918; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 3/20/37 - 2/1/57, U.S. Government obligations, 0.00% - 4.63% due 7/31/26 - 2/15/53; valued at $511,164)	500,000	500,000
Royal Bank of Canada, (3.54% (a), dated 12/18/25, due 5/7/26; proceeds $506,883; fully collateralized by various U.S. Government agency securities, 2.00% - 8.00% due 7/1/27 - 6/1/63, U.S. Government obligations, 3.38% - 3.88% due 6/30/27 - 8/15/42; valued at $512,781)	500,000	500,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Royal Bank of Canada, (3.50% (a), dated 1/12/26, due 5/7/26; proceeds $505,590; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 4/1/46 - 2/1/56, U.S. Government obligations, 0.00% - 5.00% due 6/25/26 - 2/15/56; valued at $512,439)	$500,000	$500,000
Royal Bank of Canada, (3.65% (a), dated 4/16/26, due 5/7/26; proceeds $1,002,129; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 9/20/51 - 5/1/56, U.S. Government obligations, 0.00% - 5.00% due 6/30/26 - 5/15/55; valued at $1,022,288)	1,000,000	1,000,000
Royal Bank of Canada, (3.66% (a), dated 4/1/26, due 5/7/26; proceeds $1,003,660; fully collateralized by various U.S. Government agency securities, 2.61% - 6.50% due 11/1/32 - 12/1/55, U.S. Government obligations, 3.75% - 4.63% due 6/30/27 - 4/30/29; valued at $1,027,561)	1,000,000	1,000,000
Royal Bank of Canada, (3.77% (a), dated 11/14/25, due 5/7/26; proceeds $407,289; fully collateralized by various U.S. Government obligations, 1.25% - 4.13% due 9/30/27 - 8/15/51; valued at $408,000)	400,000	400,000
Santander U.S. Capital Markets LLC, (3.70%, dated 4/30/26, due 5/1/26; proceeds $800,082; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 4/1/27 - 10/20/68; valued at $838,192)	800,000	800,000
State Street Bank - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government obligations, 2.00% - 4.75% due 11/15/43 - 8/15/51; valued at $1,020,000)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 5/20/51 - 12/20/55, U.S. Government obligations, 1.63% - 4.25% due 9/30/29 - 8/15/35; valued at $1,030,064)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,750,177; fully collateralized by various U.S. Government obligations, 1.25% - 5.25% due 7/15/26 - 2/15/56; valued at $1,785,181)	1,750,000	1,750,000
Teacher Retirement System of Texas, (3.75%, dated 5/1/26, due 5/4/26; proceeds $890,531; valued at $0) (b)	890,253	890,253
	Face Amount (000)	Value (000)

Teacher Retirement System of Texas, (3.72%, dated 4/30/26, due 5/1/26; proceeds $890,389; fully collateralized by various U.S. Government obligations, 1.38% - 4.75% due 11/15/40 - 11/15/53; valued at $908,103)	$890,297	$890,297
Wells Fargo Bank NA, (3.65%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by various U.S. Government agency securities, 2.50% - 6.00% due 5/20/50 - 1/20/66, U.S. Government obligations, 1.25% - 2.13% due 4/15/28 - 7/15/34; valued at $510,524)	500,000	500,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (3.64%, dated 1/5/26, due 7/1/26; proceeds $407,159; fully collateralized by various U.S. Government obligations, 1.13% - 1.88% due 2/29/28 - 2/15/32; valued at $408,000)	400,000	400,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (3.68%, dated 4/29/26, due 5/21/26; proceeds $250,562; fully collateralized by various U.S. Government obligations, 2.75% - 4.13% due 3/31/31 - 8/15/32; valued at $255,000)	250,000	250,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (3.67%, dated 1/9/26, due 7/1/26; proceeds $254,409; fully collateralized by various U.S. Government obligations, 3.50% - 4.13% due 12/15/28 - 7/31/32; valued at $255,000)	250,000	250,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $700,071; fully collateralized by various U.S. Government obligations, 3.75% - 4.00% due 12/31/28 - 11/15/35; valued at $714,000)	700,000	700,000
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 3.65%, dated 4/30/26 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,400,345 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 1/1/59; valued at $3,502,000)	2,359,000	2,359,000
Total Repurchase Agreements (Cost $116,873,544)		116,873,544
U.S. Agency Securities (19.9%)
Federal Farm Credit Bank,
Federal Reserve Bank Prime Loan Rate - 3.02%, 3.73%, 6/22/26 (c)	142,550	142,548
SOFR + 0.09%, 3.75%, 4/6/28 - 4/10/28 (c)	362,000	362,000
Federal Reserve Bank Prime Loan Rate - 2.99%, 3.76%, 10/2/26 (c)	48,000	48,000
SOFR + 0.10%, 3.76%, 2/25/28 (c)	176,000	176,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
U.S. Agency Securities (cont'd)
Fed Funds Rate + 0.12%, 3.76%, 2/28/28 (c)	$97,000	$97,000
Federal Reserve Bank Prime Loan Rate - 3.00%, 3.76%, 3/27/28 (c)	283,000	282,944
SOFR + 0.11%, 3.77%, 11/19/27 (c)	159,000	159,000
Fed Funds Rate + 0.13%, 3.77%, 1/7/28 (c)	115,000	115,000
Federal Reserve Bank Prime Loan Rate - 2.98%, 3.77%, 4/10/28 (c)	244,000	244,000
SOFR + 0.12%, 3.78%, 7/30/27 - 11/12/27 (c)	652,000	652,000
SOFR + 0.13%, 3.79%, 9/2/27 - 11/10/27 (c)	1,217,000	1,217,000
Fed Funds Rate + 0.15%, 3.79%, 9/8/27 (c)	98,000	98,000
Federal Reserve Bank Prime Loan Rate - 2.96%, 3.79%, 12/15/27 - 12/22/27 (c)	194,000	194,000
Federal Reserve Bank Prime Loan Rate - 2.97%, 3.79%, 1/7/28 (c)	250,000	250,000
SOFR + 0.14%, 3.80%, 9/9/26 - 11/4/26 (c)	710,000	710,000
SOFR + 0.15%, 3.81%, 11/27/26 - 10/14/27 (c)	1,226,000	1,226,000
Fed Funds Rate + 0.18%, 3.82%, 9/23/27 (c)	96,000	96,000
Federal Home Loan Bank,
3.50%, 12/31/26 (d)	198,000	193,464
3.56%, 6/24/26 - 9/21/26 (d)	1,250,000	1,240,129
3.57%, 6/26/26 - 9/14/26 (d)	922,000	912,824
3.58%, 6/17/26 (d)	130,000	129,404
3.59%, 7/30/26 - 8/21/26 (d)	3,210,000	3,177,122
3.62%, 8/6/26 - 8/24/26 (d)	1,466,000	1,451,125
3.63%, 7/23/26 - 10/8/26 (d)	494,000	488,077
3.65%, 7/21/26 - 7/22/26 (d)	486,000	482,018
SOFR + 0.02%, 3.65%, 9/8/26 (c)	146,000	146,000
SOFR + 0.00%, 3.66%, 5/18/26 - 7/6/26 (c)	3,440,000	3,439,999
3.66%, 6/10/26 (d)	423,000	421,309
SOFR + 0.01%, 3.67%, 5/4/26 - 9/9/26 (b)(c)	8,247,000	8,246,983
3.67%, 6/18/26 - 12/24/26 (d)	663,000	654,158
SOFR + 0.02%, 3.68%, 6/18/26 - 11/9/26 (b)(c)	4,877,000	4,877,000
3.68%, 10/2/26 (d)	493,000	485,380
3.69%, 9/10/26 - 9/25/26 (d)	1,563,000	1,540,457
SOFR + 0.03%, 3.69%, 10/20/26 - 11/30/26 (c)	2,450,000	2,450,000
SOFR + 0.04%, 3.70%, 12/29/26 (c)	489,000	489,000
3.70%, 1/15/27 (b)(d)	489,000	476,335
SOFR + 0.09%, 3.75%, 4/17/28 (c)	146,000	146,000
SOFR + 0.11%, 3.77%, 7/15/27 (c)	198,000	197,975
SOFR + 0.15%, 3.81%, 11/19/27 (c)	241,000	241,000
SOFR + 0.17%, 3.83%, 9/24/27 (c)	240,000	240,000
SOFR + 0.18%, 3.84%, 9/21/27 (c)	390,000	390,000
3.93%, 8/19/26 (d)	47,000	46,457
	Face Amount (000)	Value (000)

Federal Home Loan Mortgage Corp.,
SOFR + 0.13%, 3.79%, 8/25/27 (c)	$561,000	$561,000
SOFR + 0.14%, 3.80%, 9/22/27 - 10/6/27 (c)	993,000	993,000
Federal National Mortgage Association,
SOFR + 0.09%, 3.75%, 2/2/28 - 4/6/28 (c)	2,113,000	2,113,000
SOFR + 0.14%, 3.80%, 10/23/26 - 12/11/26 (c)	1,742,000	1,742,000
Total U.S. Agency Securities (Cost $44,040,708)		44,040,708
U.S. Treasury Securities (23.0%)
U.S. Treasury Bill,
3.48%, 2/18/27 (e)	580,000	564,205
3.69%, 6/30/26 - 9/17/26 (b)(e)	691,000	684,672
3.71%, 10/22/26 - 4/15/27 (e)	2,036,000	1,994,279
3.72%, 9/1/26 (b)(e)	789,000	779,559
3.73%, 10/8/26 - 10/15/26 (e)	1,291,000	1,269,777
3.75%, 9/24/26 (e)	786,000	774,429
3.76%, 6/4/26 (e)	1,540,000	1,534,708
3.79%, 5/28/26 (e)	1,153,000	1,149,826
3.81%, 5/7/26 (e)	1,412,000	1,411,133
3.83%, 5/21/26 (e)	1,156,000	1,153,619
3.84%, 5/14/26 - 7/9/26 (e)	4,763,000	4,748,998
3.93%, 8/6/26 (e)	594,000	587,976
4.12%, 6/11/26 (e)	482,011	479,844
U.S. Treasury Floating Rate Notes,
3 Month Treasury Money Market Yield + 0.10%, 3.72%, 1/31/28 (c)	4,208,910	4,208,644
3 Month Treasury Money Market Yield + 0.16%, 3.78%, 4/30/27 (b)(c)	1,695,000	1,695,256
3 Month Treasury Money Market Yield + 0.19%, 3.81%, 10/31/27 (c)	3,667,000	3,668,003
U.S. Treasury Notes,
0.50%, 5/31/27	354,000	341,744
0.63%, 7/31/26	296,000	293,528
1.13%, 10/31/26	298,000	294,242
1.25%, 12/31/26	1,043,000	1,026,986
1.50%, 8/15/26 - 1/31/27	1,390,000	1,372,907
1.63%, 5/15/26	286,000	285,746
1.88%, 6/30/26	88,000	87,731
2.25%, 2/15/27	479,000	474,150
2.75%, 4/30/27	837,000	828,886
3.50%, 9/30/26	451,000	450,619
3.75%, 8/31/26 - 4/30/27	1,013,000	1,012,757
3 Month Treasury Money Market Yield + 0.10%, 3.75%, 4/30/28 (c)	1,100,000	1,099,953
3 Month Treasury Money Market Yield + 0.16%, 3.80%, 7/31/27 (c)	2,298,435	2,297,553
3 Month Treasury Money Market Yield + 0.18%, 3.83%, 7/31/26 (c)	1,193,850	1,193,625
3 Month Treasury Money Market Yield + 0.21%, 3.85%, 10/31/26 (c)	133,000	133,023
3.88%, 3/31/27 - 5/31/27 (b)	3,387,000	3,395,304
4.00%, 1/15/27	580,000	581,835
4.13%, 6/15/26 - 2/28/27	752,000	754,160
4.25%, 11/30/26 - 3/15/27	2,962,000	2,977,427
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Portfolio
	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
4.38%, 12/15/26	$938,000	$942,209
4.50%, 7/15/26 - 5/15/27	2,684,000	2,701,030
4.63%, 6/30/26 - 11/15/26	1,325,000	1,329,700
4.88%, 5/31/26	301,000	301,204
Total U.S. Treasury Securities (Cost $50,881,247)		50,881,247
Total Investments (95.6%) (Cost $211,795,499) (f)(g)		211,795,499
Other Assets in Excess of Liabilities (4.4%)		9,743,948
Net Assets (100.0%)		$221,539,447

(a)	Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	All or a portion of the security is subject to delayed delivery.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of
Investments.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	Rate shown is the yield to maturity at April 30, 2026.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	55.2%
U.S. Treasury Securities	24.0
U.S. Agency Securities	20.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (24.6%)
Federal Farm Credit Bank,
Federal Reserve Bank Prime Loan Rate - 3.02%, 3.73%, 6/22/26 (a)	$4,000	$4,000
SOFR + 0.09%, 3.75%, 4/6/28 - 4/10/28 (a)	16,000	16,000
Federal Reserve Bank Prime Loan Rate - 2.99%, 3.76%, 10/2/26 (a)	2,000	2,000
SOFR + 0.10%, 3.76%, 2/25/28 (a)	3,000	3,000
Fed Funds Rate + 0.12%, 3.76%, 2/28/28 (a)	2,000	2,000
Federal Reserve Bank Prime Loan Rate - 3.00%, 3.76%, 3/27/28 (a)	5,000	4,999
Federal Reserve Bank Prime Loan Rate - 2.98%, 3.77%, 10/14/27 - 4/10/28 (a)	22,400	22,401
SOFR + 0.11%, 3.77%, 11/19/27 (a)	5,000	5,000
SOFR + 0.12%, 3.78%, 7/30/27 - 11/12/27 (a)	19,000	19,000
Fed Funds Rate + 0.15%, 3.79%, 9/8/27 (a)	2,000	2,000
SOFR + 0.13%, 3.79%, 9/22/27 - 11/10/27 (a)	15,000	15,000
Federal Reserve Bank Prime Loan Rate - 2.96%, 3.79%, 12/15/27 - 12/22/27 (a)	4,000	4,000
SOFR + 0.14%, 3.80%, 9/9/26 - 11/4/26 (a)	19,000	19,000
SOFR + 0.15%, 3.81%, 12/4/26 - 10/1/27 (a)	14,000	14,000
Fed Funds Rate + 0.18%, 3.82%, 9/23/27 (a)	3,000	3,000
Federal Home Loan Bank,
3.50%, 12/31/26 (b)	1,000	977
3.56%, 6/24/26 - 9/21/26 (b)	20,000	19,817
3.57%, 6/26/26 - 9/14/26 (b)	19,000	18,812
3.58%, 6/17/26 (b)	5,000	4,977
3.59%, 7/30/26 - 8/21/26 (b)	56,000	55,428
3.62%, 5/20/26 - 8/24/26 (b)	149,000	148,610
3.63%, 8/6/26 - 10/8/26 (b)	17,000	16,812
3.64%, 6/23/26 (b)	100,000	99,468
3.65%, 7/21/26 - 7/22/26 (b)	11,000	10,909
SOFR + 0.02%, 3.65%, 9/8/26 (a)	3,000	3,000
SOFR + 0.00%, 3.66%, 5/18/26 - 7/6/26 (a)	68,000	68,000
3.66%, 6/10/26 (b)	11,000	10,956
SOFR + 0.01%, 3.67%, 5/4/26 - 9/9/26 (a)(c)	406,000	405,996
3.67%, 6/18/26 - 12/24/26 (b)	12,000	11,834
SOFR + 0.02%, 3.68%, 6/18/26 - 11/9/26 (a)(c)	95,000	95,000
3.68%, 10/2/26 (b)	9,000	8,861
3.69%, 9/10/26 - 9/25/26 (b)	28,000	27,597
SOFR + 0.03%, 3.69%, 10/20/26 - 11/30/26 (a)	35,000	35,000
SOFR + 0.04%, 3.70%, 6/15/26 - 12/29/26 (a)	40,670	40,671
3.70%, 1/15/27 (b)(c)	8,000	7,793
SOFR + 0.09%, 3.75%, 4/17/28 (a)	3,000	3,000
	Face Amount (000)	Value (000)

SOFR + 0.11%, 3.77%, 7/15/27 (a)	$1,000	$1,000
SOFR + 0.15%, 3.81%, 11/19/27 (a)	7,000	7,000
SOFR + 0.17%, 3.83%, 9/24/27 (a)	8,000	8,000
SOFR + 0.18%, 3.84%, 9/21/27 (a)	8,000	8,000
3.93%, 8/19/26 (b)	2,000	1,977
Total U.S. Agency Securities (Cost $1,254,895)		1,254,895
U.S. Treasury Securities (72.5%)
U.S. Treasury Bill,
3.48%, 2/18/27 (d)	10,000	9,728
3.62%, 5/7/26 (d)	580,000	579,656
3.63%, 5/12/26 (d)	540,000	539,411
3.64%, 5/19/26 (d)	139,000	138,752
3.65%, 5/5/26 - 5/26/26 (d)	899,000	897,948
3.66%, 6/2/26 (d)	106,000	105,661
3.67%, 6/4/26 (d)	365,000	363,760
3.69%, 6/25/26 - 9/17/26 (c)(d)	274,000	272,444
3.71%, 10/22/26 - 4/15/27 (d)	42,000	41,137
3.72%, 9/1/26 (c)(d)	15,000	14,820
3.73%, 10/8/26 - 10/15/26 (d)	33,000	32,455
3.75%, 9/24/26 (d)	14,000	13,794
3.79%, 5/28/26 (d)	12,000	11,967
3.83%, 5/21/26 (d)	15,000	14,969
3.85%, 7/9/26 (d)	28,000	27,799
3.93%, 8/6/26 (d)	8,000	7,919
4.13%, 6/11/26 (d)	8,000	7,964
U.S. Treasury Floating Rate Notes,
3 Month Treasury Money Market Yield + 0.10%, 3.72%, 1/31/28 (a)	56,000	55,997
3 Month Treasury Money Market Yield + 0.16%, 3.78%, 4/30/27 (a)(c)	46,000	46,010
3 Month Treasury Money Market Yield + 0.19%, 3.81%, 10/31/27 (a)	48,000	48,003
U.S. Treasury Notes,
0.50%, 5/31/27	7,000	6,758
0.63%, 7/31/26	10,000	9,916
1.13%, 10/31/26	10,000	9,874
1.25%, 12/31/26	18,000	17,723
1.50%, 8/15/26 - 1/31/27	21,000	20,797
1.63%, 5/15/26	9,000	8,992
1.88%, 6/30/26	3,000	2,991
2.25%, 2/15/27	1,000	990
2.75%, 4/30/27	13,000	12,873
3.50%, 9/30/26	5,000	4,996
3.75%, 8/31/26 - 4/30/27	21,000	20,989
3 Month Treasury Money Market Yield + 0.10%, 3.75%, 4/30/28 (a)	30,000	29,999
3 Month Treasury Money Market Yield + 0.16%, 3.80%, 7/31/27 (a)	36,500	36,492
3 Month Treasury Money Market Yield + 0.18%, 3.83%, 7/31/26 (a)	33,000	32,993
3 Month Treasury Money Market Yield + 0.21%, 3.85%, 10/31/26 (a)	14,000	14,000
3.88%, 3/31/27 - 5/31/27 (c)	64,000	64,154
4.00%, 1/15/27	10,000	10,031
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Government Securities Portfolio
	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
4.13%, 6/15/26 - 2/28/27	$13,000	$13,040
4.25%, 11/30/26 - 3/15/27	51,000	51,261
4.38%, 12/15/26	16,000	16,069
4.50%, 7/15/26 - 5/15/27	38,000	38,229
4.63%, 6/30/26 - 11/15/26	44,800	44,955
4.88%, 5/31/26	9,000	9,006
Total U.S. Treasury Securities (Cost $3,707,322)		3,707,322
Total Investments (97.1%) (Cost $4,962,217) (e)(f)		4,962,217
Other Assets in Excess of Liabilities (2.9%)		149,169
Net Assets (100.0%)		$5,111,386

(a)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of
Investments.

(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	Rate shown is the yield to maturity at April 30, 2026.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR	Secured Overnight Financing Rate.

Portfolio Composition
Classification	Percentage of Total Investments
U.S. Treasury Securities	74.7%
U.S. Agency Securities	25.3
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (63.5%)
Bank of America Securities, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $99,910; fully collateralized by various U.S. Government obligations, 0.00% - 1.88% due 2/15/27 - 5/15/53; valued at $101,898)	$99,900	$99,900
Bank of America Securities, Inc., (3.69% (a), dated 1/16/26, due 5/7/26; proceeds $252,845; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 4/15/31 - 5/15/50; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (3.70% (a), dated 2/27/26, due 5/7/26; proceeds $75,532; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 11/15/26 - 5/15/53; valued at $76,500)	75,000	75,000
Bank of America Securities, Inc., (3.67% (a), dated 3/9/26, due 5/7/26; proceeds $503,009; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/15/26 - 5/15/54; valued at $510,000)	500,000	500,000
Bank of America Securities, Inc., (3.72% (a), dated 1/27/26, due 5/7/26; proceeds $252,583; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 5/15/27 - 2/15/41; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (4.07% (a), dated 7/30/25, due 5/7/26; proceeds $103,180; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 8/25/26 - 10/31/30; valued at $102,000)	100,000	100,000
Bank of America Securities, Inc., (3.88% (a), dated 10/20/25, due 5/7/26; proceeds $51,073; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/49 - 2/15/52; valued at $51,000)	50,000	50,000
Bank of America Securities, Inc., (3.61% (a), dated 1/16/26, due 5/7/26; proceeds $252,783; fully collateralized by various U.S. Government obligations, 1.25% - 4.25% due 2/15/29 - 2/15/54; valued at $255,000)	250,000	250,000
Bank of New York - Fixed Income Clearing Corp., (3.65%, dated 4/30/26, due 5/1/26; proceeds $1,500,152; fully collateralized by various U.S. Government obligations, 4.00% - 4.13% due 2/28/30 - 5/31/32; valued at $1,530,000)	1,500,000	1,500,000
Bank of Nova Scotia, (3.64%, dated 4/30/26, due 5/1/26; proceeds $291,029; fully collateralized by various U.S. Government obligations, 1.25% - 4.63% due 6/30/26 - 11/15/33; valued at $296,820)	291,000	291,000
	Face Amount (000)	Value (000)

BNP Paribas SA, (Interest in $900,000 joint repurchase agreement, 3.64%, dated 4/30/26 under which BNP Paribas SA, will repurchase the securities provided as collateral for $900,091 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/56; valued at $918,000)	$400,000	$400,000
BNP Paribas SA, (3.67% (a), dated 3/18/26, due 5/7/26; proceeds $150,764; fully collateralized by various U.S. Government obligations, 0.00% - 2.38% due 10/15/28 - 8/15/55; valued at $153,000)	150,000	150,000
BNP Paribas SA, (3.69% (a), dated 2/13/26, due 5/7/26; proceeds $302,549; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 2/28/29 - 2/15/55; valued at $306,000)	300,000	300,000
BNP Paribas SA, (3.69% (a), dated 2/10/26, due 5/7/26; proceeds $252,201; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 5/15/26 - 8/15/40; valued at $255,000)	250,000	250,000
BNP Paribas SA, (3.66% (a), dated 4/23/26, due 5/7/26; proceeds $150,214; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 9/3/26 - 8/15/51; valued at $153,000)	150,000	150,000
BNP Paribas SA, (4.13% (a), dated 6/26/25, due 5/7/26; proceeds $207,226; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 10/31/27 - 11/15/45; valued at $204,000)	200,000	200,000
BNP Paribas SA, (3.60% (a), dated 2/12/26, due 5/7/26; proceeds $75,630; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 3/31/30 - 2/15/35; valued at $76,500)	75,000	75,000
BNP Paribas SA, (3.52% (a), dated 1/26/26, due 5/7/26; proceeds $504,938; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 6/18/26 - 11/15/45; valued at $510,000)	500,000	500,000
BNP Paribas SA, (3.68% (a), dated 2/20/26, due 5/7/26; proceeds $100,777; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 7/2/26 - 11/15/48; valued at $102,000)	100,000	100,000
BNP Paribas SA, (3.60% (a), dated 2/19/26, due 5/7/26; proceeds $151,155; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 9/3/26 - 5/15/54; valued at $153,000)	150,000	150,000
BNP Paribas SA, (3.72% (a), dated 2/5/26, due 5/7/26; proceeds $151,409; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 6/9/26 - 2/15/56; valued at $153,000)	150,000	150,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Treasury Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (4.19% (a), dated 5/13/25, due 5/7/26; proceeds $52,090; fully collateralized by various U.S. Government obligations, 0.00% - 6.75% due 7/21/26 - 2/15/36; valued at $51,000)	$50,000	$50,000
BNP Paribas SA, (3.68% (a), dated 2/27/26, due 5/7/26; proceeds $75,529; fully collateralized by various U.S. Government obligations, 0.38% - 4.13% due 7/31/27 - 5/15/53; valued at $76,500)	75,000	75,000
Citigroup Global Markets, Inc., (3.80%, dated 11/12/25, due 5/13/26; proceeds $101,921; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/11/26 - 10/31/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.80%, dated 11/21/25, due 5/21/26; proceeds $50,955; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/11/26 - 10/31/32; valued at $51,000)	50,000	50,000
Citigroup Global Markets, Inc., (3.66%, dated 4/10/26, due 5/7/26; proceeds $203,666; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/11/26 - 10/31/32; valued at $204,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.82%, dated 11/19/25, due 5/20/26; proceeds $101,931; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/6/26 - 10/31/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.75%, dated 11/28/25, due 5/28/26; proceeds $101,885; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 8/6/26 - 10/31/32; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $399,990; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 9/24/26 - 4/30/28; valued at $407,949)	399,950	399,950
Citigroup Global Markets, Inc., (3.72%, dated 12/9/25, due 6/8/26; proceeds $101,870; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.64%, dated 1/8/26, due 7/8/26; proceeds $101,830; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $102,000)	100,000	100,000
	Face Amount (000)	Value (000)

Citigroup Global Markets, Inc., (3.59%, dated 1/26/26, due 1/26/27; proceeds $103,640; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $102,000)	$100,000	$100,000
Citigroup Global Markets, Inc., (3.58%, dated 2/17/26, due 10/16/26; proceeds $204,793; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $204,000)	200,000	200,000
Citigroup Global Markets, Inc., (3.69%, dated 3/16/26, due 3/16/27; proceeds $51,871; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $51,000)	50,000	50,000
Citigroup Global Markets, Inc., (3.89%, dated 3/27/26, due 3/25/27; proceeds $103,922; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.74%, dated 4/9/26, due 12/9/26; proceeds $102,535; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.78%, dated 4/28/26, due 4/28/27; proceeds $103,833; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 3/18/27 - 4/30/33; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.65% (a), dated 4/17/26, due 5/7/26; proceeds $501,014; fully collateralized by various U.S. Government obligations, 0.00% due 8/11/26 - 10/8/26; valued at $510,000)	500,000	500,000
Citigroup Global Markets, Inc., (3.83%, dated 11/4/25, due 5/4/26; proceeds $101,926; fully collateralized by various U.S. Government obligations, 0.00% due 8/13/26 - 10/8/26; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.82%, dated 11/5/25, due 5/5/26; proceeds $101,921; fully collateralized by various U.S. Government obligations, 0.00% due 8/13/26 - 10/8/26; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.67%, dated 2/2/26, due 5/4/26; proceeds $100,928; fully collateralized by various U.S. Government obligations, 0.00% due 8/13/26 - 10/8/26; valued at $102,000)	100,000	100,000
Credit Agricole - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government obligations, 0.50% - 4.88% due 8/15/26 - 5/15/54; valued at $1,020,103)	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Treasury Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Agricole Corporate and Investment Bank, (3.64%, dated 4/30/26, due 5/1/26; proceeds $200,020; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 5/21/26 - 8/15/53; valued at $204,000)	$200,000	$200,000
Credit Agricole Corporate and Investment Bank, (3.64%, dated 4/30/26, due 5/1/26; proceeds $500,051; fully collateralized by various U.S. Government obligations, 1.38% - 4.75% due 7/15/26 - 8/15/55; valued at $510,000)	500,000	500,000
Deutsche Bank Securities, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $880,089; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 5/15/26 - 2/15/56; valued at $897,600)	880,000	880,000
Goldman Sachs & Co. LLC, (3.64% (a), dated 4/8/26, due 5/7/26; proceeds $250,734; fully collateralized by a U.S. Government obligation, 4.00% due 11/15/52; valued at $255,000)	250,000	250,000
HSBC Securities USA, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $285,029; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 3/31/31 - 2/15/56; valued at $290,729)	285,000	285,000
JP Morgan Securities LLC, (3.79% (a), dated 7/3/25, due 5/7/26; proceeds $1,806,745; fully collateralized by a U.S. Government obligation, 3.88% due 3/15/28; valued at $1,790,438)	1,750,000	1,750,000
JP Morgan Securities LLC, (3.78% (a), dated 3/10/26, due 5/7/26; proceeds $1,006,082; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 7/15/28 - 12/31/31; valued at $1,023,095)	1,000,000	1,000,000
JP Morgan Securities, Inc. - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $70,007; fully collateralized by various U.S. Government obligations, 0.00% - 6.63% due 5/5/26 - 2/15/27; valued at $71,407)	70,000	70,000
Natixis SA, (Interest in $1,900,000 joint repurchase agreement, 3.64%, dated 4/30/26 under which Natixis SA, will repurchase the securities provided as collateral for $1,900,192 on 5/1/26. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/55; valued at $1,938,000)	1,722,000	1,722,000
Natixis SA, (3.68% (a), dated 3/18/26, due 5/7/26; proceeds $502,556; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 5/31/26 - 8/15/55; valued at $510,000)	500,000	500,000
	Face Amount (000)	Value (000)

Natixis SA, (3.75%, dated 12/3/25, due 6/1/26; proceeds $50,938; fully collateralized by various U.S. Government obligations, 0.13% - 4.63% due 5/15/26 - 11/15/51; valued at $51,000)	$50,000	$50,000
Natixis SA, (3.68% (a), dated 4/24/26, due 5/7/26; proceeds $150,199; fully collateralized by various U.S. Government obligations, 0.13% - 4.75% due 7/15/26 - 11/15/53; valued at $153,000)	150,000	150,000
Natixis SA, (3.72%, dated 4/22/26, due 10/22/26; proceeds $101,891; fully collateralized by various U.S. Government obligations, 0.13% - 4.75% due 7/15/26 - 2/15/56; valued at $102,000)	100,000	100,000
Northern Trust Co. - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,500,152; fully collateralized by various U.S. Government obligations, 0.63% - 3.88% due 7/1/30 - 4/30/31; valued at $1,530,000)	1,500,000	1,500,000
Royal Bank of Canada, (3.49% (a), dated 1/12/26, due 5/7/26; proceeds $101,115; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 8/31/27 - 8/15/34; valued at $102,000)	100,000	100,000
Royal Bank of Canada, (3.53% (a), dated 12/18/25, due 5/7/26; proceeds $101,373; fully collateralized by various U.S. Government obligations, 3.50% - 3.88% due 9/30/27 - 7/15/28; valued at $102,000)	100,000	100,000
Royal Bank of Canada, (3.77% (a), dated 11/14/25, due 5/7/26; proceeds $101,822; fully collateralized by various U.S. Government obligations, 3.63% - 3.88% due 8/31/27 - 7/15/28; valued at $102,000)	100,000	100,000
Sumitomo Mitsui Banking Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $1,000,101; fully collateralized by various U.S. Government obligations, 3.63% due 3/31/28 - 8/31/29; valued at $1,020,103)	1,000,000	1,000,000
Teacher Retirement System of Texas, (3.75%, dated 5/1/26, due 5/4/26; proceeds $610,412; valued at $0) (b)	610,222	610,222
Teacher Retirement System of Texas, (3.72%, dated 4/30/26, due 5/1/26; proceeds $610,378; fully collateralized by various U.S. Government obligations, 1.75% - 2.25% due 8/15/41 - 8/15/49; valued at $622,522)	610,315	610,315
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (3.67%, dated 1/9/26, due 7/1/26; proceeds $50,882; fully collateralized by various U.S. Government obligations, 0.38% - 4.25% due 5/15/26 - 2/15/36; valued at $51,000)	50,000	50,000
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Treasury Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (3.64%, dated 1/5/26, due 7/1/26; proceeds $101,790; fully collateralized by various U.S. Government obligations, 1.25% - 3.50% due 11/30/26 - 2/15/33; valued at $102,000)	$100,000	$100,000
Wells Fargo Securities LLC, (3.64%, dated 4/30/26, due 5/1/26; proceeds $550,056; fully collateralized by various U.S. Government obligations, 3.63% - 4.13% due 8/31/29 - 2/15/34; valued at $561,000)	550,000	550,000
Total Repurchase Agreements (Cost $21,693,387)		21,693,387
U.S. Treasury Securities (35.4%)
U.S. Treasury Bill,
3.48%, 2/18/27 (c)	84,000	81,712
3.69%, 6/30/26 - 9/17/26 (b)(c)	190,000	187,903
3.71%, 10/22/26 - 4/15/27 (c)	467,000	457,076
3.72%, 9/1/26 (b)(c)	126,000	124,492
3.73%, 10/8/26 - 10/15/26 (c)	430,000	422,975
3.75%, 9/24/26 (c)	127,000	125,130
3.76%, 6/4/26 (c)	264,000	263,093
3.79%, 5/28/26 (c)	199,000	198,452
3.81%, 5/7/26 (c)	267,000	266,835
3.83%, 5/21/26 (c)	192,000	191,604
3.85%, 5/14/26 - 7/9/26 (c)	857,000	854,497
3.92%, 8/6/26 (c)	170,000	168,277
4.12%, 6/11/26 (c)	79,000	78,645
U.S. Treasury Notes,
0.50%, 5/31/27	57,000	55,026
0.63%, 7/31/26	59,000	58,507
1.13%, 10/31/26	57,000	56,281
1.25%, 12/31/26	184,000	181,175
1.50%, 8/15/26 - 1/31/27	258,000	254,863
1.63%, 5/15/26	61,000	60,946
1.88%, 6/30/26	17,000	16,948
2.25%, 2/15/27	80,000	79,190
2.75%, 4/30/27	348,000	344,619
3.50%, 9/30/26	83,000	82,930
3 Month Treasury Money Market Yield + 0.10%, 3.74%, 1/31/27 - 1/31/28 (d)	1,288,390	1,288,332
3.75%, 8/31/26 - 4/30/27	228,000	227,967
3 Month Treasury Money Market Yield + 0.10%, 3.75%, 4/30/28 (d)	550,000	549,981
3 Month Treasury Money Market Yield + 0.16%, 3.80%, 4/30/27 - 7/31/27 (b)(d)	1,199,961	1,199,803
3 Month Treasury Money Market Yield + 0.18%, 3.83%, 7/31/26 (d)	468,000	467,928
3 Month Treasury Money Market Yield + 0.19%, 3.83%, 10/31/27 (d)	1,125,000	1,125,232
3 Month Treasury Money Market Yield + 0.21%, 3.85%, 10/31/26 (d)	151,000	151,000
3.88%, 3/31/27 - 5/31/27 (b)	510,000	511,234
4.00%, 1/15/27	188,000	188,603
	Face Amount (000)	Value (000)

4.13%, 6/15/26 - 2/28/27	$127,000	$127,347
4.25%, 11/30/26 - 3/15/27	481,000	483,455
4.38%, 12/15/26	163,000	163,733
4.50%, 7/15/26 - 5/15/27	683,000	687,458
4.63%, 6/30/26 - 11/15/26	245,800	246,679
4.88%, 5/31/26	56,000	56,038
Total U.S. Treasury Securities (Cost $12,085,966)		12,085,966
Total Investments (98.9%) (Cost $33,779,353) (e)(f)		33,779,353
Other Assets in Excess of Liabilities (1.1%)		389,001
Net Assets (100.0%)		$34,168,354

(a)	Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	All or a portion of the security is subject to delayed delivery.
(c)	Rate shown is the yield to maturity at April 30, 2026.
(d)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	64.2%
U.S. Treasury Securities	35.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (105.2%)
U.S. Treasury Bill,
3.48%, 2/18/27 (a)	$156,000	$151,752
3.65%, 6/9/26 (a)(b)	400,000	398,444
3.66%, 5/19/26 - 6/2/26 (a)(b)	6,700,000	6,683,756
3.67%, 6/23/26 - 7/30/26 (a)	2,000,000	1,988,475
3.68%, 6/4/26 - 6/16/26 (a)(b)	7,081,123	7,053,921
3.69%, 5/5/26 - 9/17/26 (a)(b)	17,482,000	17,437,497
3.70%, 5/21/26 - 8/25/26 (a)	7,100,000	7,076,122
3.71%, 5/7/26 - 4/15/27 (a)	4,861,000	4,843,063
3.72%, 6/25/26 - 9/1/26 (a)(b)	950,000	940,162
3.73%, 7/28/26 - 10/15/26 (a)	750,000	739,575
3.75%, 5/14/26 - 9/24/26 (a)	3,750,000	3,742,350
3.80%, 7/9/26 (a)	659,000	654,333
3.93%, 8/6/26 (a)	284,000	281,117
U.S. Treasury Notes,
0.50%, 5/31/27	100,000	96,538
0.63%, 7/31/26	97,000	96,190
1.13%, 10/31/26	101,000	99,727
1.25%, 12/31/26	305,000	300,317
1.50%, 8/15/26 - 1/31/27	430,000	424,776
1.63%, 5/15/26	98,000	97,913
1.88%, 6/30/26	31,000	30,905
2.25%, 2/15/27	139,000	137,592
2.75%, 4/30/27	427,000	422,838
3.50%, 9/30/26	150,000	149,873
3 Month Treasury Money Market Yield + 0.10%, 3.74%, 1/31/27 - 1/31/28 (c)	2,212,700	2,212,544
3.75%, 8/31/26 - 4/30/27	359,000	358,941
3 Month Treasury Money Market Yield + 0.10%, 3.75%, 4/30/28 (c)	650,000	649,972
3 Month Treasury Money Market Yield + 0.16%, 3.80%, 4/30/27 - 7/31/27 (b)(c)	2,265,539	2,265,482
3 Month Treasury Money Market Yield + 0.18%, 3.83%, 7/31/26 (c)	886,150	886,021
3 Month Treasury Money Market Yield + 0.19%, 3.83%, 10/31/27 (c)	1,788,000	1,788,327
3 Month Treasury Money Market Yield + 0.21%, 3.85%, 10/31/26 (c)	351,000	351,025
3.88%, 3/31/27 - 5/31/27 (b)	935,000	937,285
4.00%, 1/15/27	309,000	309,992
4.13%, 6/15/26 - 2/28/27	223,000	223,605
4.25%, 11/30/26 - 3/15/27	848,000	852,366
4.38%, 12/15/26	278,000	279,246
4.50%, 7/15/26 - 5/15/27	929,000	934,967
4.63%, 6/30/26 - 11/15/26	431,200	432,738
4.88%, 5/31/26	96,000	96,065
Total U.S. Treasury Securities (Cost $66,425,812)		66,425,812
Total Investments (105.2%) (Cost $66,425,812) (d)(e)		66,425,812
Liabilities in Excess of Other Assets (–-5.2%)		(3,293,091)
Net Assets (100.0%)		$63,132,721

(a)	Rate shown is the yield to maturity at April 30, 2026.
(b)	All or a portion of the security is subject to delayed delivery.
(c)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Securities are available as collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition
Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a)^ (53.7%)
City of Colorado Springs, CO,
Utilities System Improvement Revenue Bonds Series 2012 A
2.90%, 11/1/41	$6,000	$6,000
Utilities System Subordinate Lien, Series 2006 B
3.05%, 11/1/36	5,500	5,500
Utilities System Refunding Revenue Bonds Series 2009 C
3.08%, 11/1/28	9,300	9,300
City of Jacksonville, FL,
Florida Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) Series 1995
3.20%, 5/1/29	8,500	8,500
Columbus, OH,
Sewer Revenue Bonds Series 2008 B
3.00%, 6/1/32	9,000	9,000
County of Clark, NV,
Airport System Subordinate Lien Revenue Bonds Series 2008 D-2B
2.95%, 7/1/40	5,200	5,200
County of Utah, UT,
Variable Rate Hospital Revenue Bonds, Series 2016C (IHC Health Care Services, Inc.)
3.50%, 5/15/51	15,000	15,000
Escambia County, FL,
Solid Waste Disposal Revenue Bonds (Gulf Power Company Project) First Series 2009
2.95%, 4/1/39	5,000	5,000
Solid Waste Disposal Revenue Bonds (Gulf Power Company Project) Second Series 2009
3.35%, 4/1/39	5,000	5,000
Hampton Roads Sanitation District, VA,
Subordinate Wastewater Revenue Bonds, Series 2016 B
3.00%, 8/1/46	7,600	7,600
Indiana Finance Authority, IN ,
Environmental Refunding Revenue Bonds, Series 2009 A-3
3.00%, 12/1/39	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, AL,
Various States Certificates 5065
3.12%, 7/1/31 (b)	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, NC,
Various States Certificates 5093
3.12%, 7/1/40 (b)	7,000	7,000
JPMorgan Chase Putters/Drivers Trust, PA,
Various States Certificates 5077
3.12%, 11/13/29 (b)	9,000	9,000
JPMorgan Chase Putters/Drivers Trust, SC,
Various States Certificates 5076
3.12%, 9/26/31 (b)	4,900	4,900
	Face Amount (000)	Value (000)

Long Island Power Authority, NY,
Electric System General Revenue Bonds Series 2023 D
2.90%, 5/1/33	$7,500	$7,500
Electric System General Revenue Bonds, Series 2026 A
2.90%, 9/1/42	8,000	8,000
Loudoun County Individual Development Authority, VA,
Revenue Bonds Howard Hughes Medical Institute Series 2003 D
2.90%, 2/15/38	5,000	5,000
Massachusetts Water Resources Authority, MA,
Multi-Modal Subordinated General Revenue Bonds, 1999 Series B
2.92%, 8/1/28	6,000	6,000
Metropolitan Sewerage District of Buncombe County, NC,
North Carolina Sewerage System Revenue Refunding Bonds Series 2008 A
3.04%, 7/1/31	6,040	6,040
Miami-Dade County Industrial Development Authority, FL,
Revenue Refunding Bonds Series 2021
3.10%, 5/1/46	6,500	6,500
Missouri Health & Educational Facilities Authority, MO,
BJC Health System Series C
3.10%, 5/15/38	5,000	5,000
New York City Municipal Water Finance Authority, NY,
Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2013 Series AA Subseries AA-2
2.90%, 6/15/46	5,000	5,000
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 2013 Series A Subseries A-7
3.04%, 8/1/39	9,000	9,000
New York State Energy Research & Development Authority, NY,
Facilities Revenue Bonds, Consolidated Edison Co. Series 2005 Subseries A-2
2.80%, 5/1/39	7,000	7,000
Consolidated Edison Company of New York Inc. (Project) Series 2005 A
2.80%, 5/1/39	7,000	7,000
Consolidated Edison Company of New York, Inc. Project Facilities Revenue Bonds Series 2005A Subseries 2005 A-2
3.30%, 5/1/39	7,000	7,000
Novant Health, Inc., NH,
National Finance Authority Health Care Facilities Revenue Bonds Novant Health Obligated Group Series 2024 C
3.15%, 11/1/64	5,000	5,000
Orlando Utilities Commission, FL,
Utility System Revenue Bonds Series 2008-1
3.47%, 10/1/33	9,000	9,000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Tax-Exempt Portfolio
	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a)^ (cont'd)
Pennsylvania Turnpike Commission, PA,
Series 2019
3.12%, 12/1/38	$5,000	$5,000
RBC Municipal Products Inc Trust, GA,
Certificates E-155
3.13%, 1/1/27 (b)	9,000	9,000
RBC Municipal Products Inc Trust, MO,
Certificates E-158
3.12%, 7/1/28 (b)	6,315	6,315
RBC Municipal Products Inc Trust, NY,
Certificates E-159
3.12%, 9/1/28 (b)	5,000	5,000
Certificates E-166
3.12%, 8/1/29 (b)	7,000	7,000
RBC Municipal Products Inc Trust, OH,
Certificates C-22
3.13%, 7/15/35 (b)	4,910	4,910
RBC Municipal Products Inc Trust, SC,
Certificates E-165
3.12%, 9/1/28 (b)	6,500	6,500
RBC Municipal Products Inc Trust, VA,
Certificates C-20
3.13%, 5/1/39 (b)	2,000	2,000
RBC Municipal Products Trust Inc, NY,
Certificates G -130
3.12%, 12/15/33 (b)	5,000	5,000
RBC Municipal Products Trust Inc, TN,
Certificates E-168
3.12%, 6/16/26 (b)	6,500	6,500
State of Texas, TX,
Veterans Bonds Series 2022
3.00%, 6/1/53	5,850	5,850
Veterans Bonds Series 2025 B
3.45%, 12/1/55	5,300	5,300
Transportation Commission Mobility Fund, Series 2006 B
3.47%, 4/1/36	12,500	12,500
Tender Option Bond Trust Receipts/Certificates, AZ,
Maricopa County, Arizona Industrial Development Authority Certificates 2023-BAML6007
3.24%, 4/1/56 (b)	1,900	1,900
Tender Option Bond Trust Receipts/Certificates, MA,
Boston Children’s Hospital Trust Certificates 2024-BAML5050
3.11%, 3/1/49 (b)	5,000	5,000
Massachusetts State Development Finance Agency Certificates 2023-BAML6005
3.24%, 12/1/37 (b)	9,200	9,200
Utah Water Finance Agency, UT,
Series 2008 B-2
3.20%, 10/1/35	9,700	9,700
	Face Amount (000)	Value (000)

Series 2008 B
3.20%, 10/1/37	$10,395	$10,395
Wisconsin Housing & Economic Development Authority, WI,
Home Ownership Revenue 2025 Series C
3.05%, 9/1/50	5,000	5,000
Total Weekly Variable Rate Bonds (Cost $322,110)		322,110
Daily Variable Rate Bonds (a)^ (22.9%)
City of San Antonio, TX,
Water System Subordinate Lien Revenue Refunding Bonds, Series 2024 A
3.40%, 5/1/54	10,000	10,000
Gulf Coast, TX ,
Industrial Development Authority Revenue Bonds (Exxonmobil Project) Series 2012
3.40%, 11/1/41	10,000	10,000
Indiana Finance Authority, IN,
Environmental Refunding Duke Energy Indiana, Inc. Series 2009 A-4
3.40%, 12/1/39	8,200	8,200
Environmental Refunding Revenue Bonds Series 2009 A-5
3.40%, 10/1/40	8,000	8,000
Indiana Municipal Power Agency, IN,
Variable Rate Demand Power Supply System Refunding Revenue Bonds Series 2019 B
3.40%, 1/1/42	18,000	18,000
Industrial Development Board of the Parish of East Baton Rouge Louisiana, Inc., LA,
Exxonmobil Project, Series 2010 A
3.45%, 8/1/35	6,700	6,700
JP Morgan Chase Putters/Drivers Trust, SC,
Various States Certificates 5053
3.40%, 5/1/47 (b)(c)	13,700	13,700
Mississippi Business Finance Corp., MS,
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A., Inc. Project) Series 2009
3.40%, 12/1/30	13,700	13,700
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A., Inc. Project) Series 2010
3.45%, 11/1/35	10,000	10,000
New York City Municipal Water Finance Authority, NY,
Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2025
3.44%, 6/15/55	15,000	15,000
Ohio Water Development Authority, OH,
State of Ohio Water Pollution Control Loan Fund Revenue Bonds Series 2024 C
3.35%, 12/1/54	12,000	12,000
State of Louisiana, LA,
Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2023 Series A-1
3.35%, 5/1/43	12,100	12,100
Total Daily Variable Rate Bonds (Cost $137,400)		137,400
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Tax-Exempt Portfolio
	Face Amount (000)	Value (000)
Commercial Paper (d) (12.0%)
Denver Colorado City, CO,
County Board Water Commisioner Water Revenue Sub Lien Series 2023 A
2.40%, 6/4/26	$4,000	$4,000
Illinois Finance Authority, IL,
Northwestern University
2.50%, 10/6/26	5,000	5,000
Illinois Finance Authority, IL ,
Northwestern University
2.50%, 10/5/26	5,000	5,000
Lincoln Nebraska Electric System, NE,
Revenue Series 2020
2.42%, 5/21/26	5,000	5,000
Louisville and Jefferson County, KY,
Metropolitan Sewer District & Drain System Revenue Series 67
2.48%, 5/5/26	5,000	5,000
Massachusetts State Developing Finance Agency, MA,
Revenue VRDO Series 2025 A
2.60%, 5/6/26	5,000	5,000
Missouri Health & Educational Facilities Authority, MO,
BJC Health System Series D
2.47%, 5/1/26	5,000	5,000
Nebraska, NE,
Public Power Distribution Series A-1
2.42%, 5/21/26	5,000	5,000
Public Power Distribution Series A-1
2.42%, 5/21/26	6,000	6,000
New York State Power Authority, NY,
Series 4
2.60%, 6/17/26	5,000	5,000
Oklahoma City Water Utilities Trust, OK,
Series 131
2.43%, 6/16/26	5,000	5,000
Omaha Public Power District, NE,
Revenue Series A
2.60%, 8/18/26	2,000	2,000
Pennsylvania Higher Educational Facilities Authority, PA,
Revenue Series 29
2.42%, 5/21/26	5,000	5,000
San Antonio Texas, TX,
Electric & Gas Revenue Subseries D-1
2.60%, 5/12/26	5,000	5,000
University of Texas, TX,
Permanent University Funding, Series A
2.50%, 8/27/26	5,000	5,000
Total Commercial Paper (Cost $72,000)		72,000
	Face Amount (000)	Value (000)
Municipal Bonds & Notes (8.5%)
Bergen County Improvement Authority/The, NJ,
County Guaranteed Governmental Pooled Project Notes Series 2025 A
4.00%, 5/21/26	$5,000	$5,002
County Guaranteed Project Note (Bergen New Bridge Medical Center Project) Series 2025
4.00%, 6/30/26	6,800	6,811
County Guaranteed Governmental Pooled Loan Project Notes Series 2025 B
4.00%, 10/14/26	5,000	5,031
City of Austin, TX,
Texas Public Improvement & Refunding Bonds Series 2025
5.00%, 9/1/26	920	927
City of Charlotte, NC,
North Carolina General Obligation Refunding Bonds Series 2025 B
5.00%, 7/1/26	7,470	7,499
Commonwealth of Virginia, VA,
General Obligation Refunding Bonds Series 2024 B
5.00%, 6/1/26	2,500	2,505
Del Valle Independent School District, TX,
Unlimited Tax Refunding Bonds Series 2025 B
5.00%, 6/15/26	2,000	2,006
Hampton Roads Sanitation District, VA,
Subordinate Wastewater Revenue Bonds Series 2025 A
5.00%, 7/15/26	3,425	3,441
Miami-Dade County, FL,
Water and Sewer System Revenue Refunding Bonds, Series 2025 B
5.00%, 10/1/26	2,500	2,524
State of North Carolina, NC,
Limited Obligation Refunding Bonds Series 2025 B
5.00%, 5/1/26	5,250	5,250
State of Ohio, OH,
Major New State Infrastructure Project Revenue and Refunding Bonds, Series 2026 - 1
5.00%, 12/15/26 (c)	4,500	4,564
State of Tennessee, TN,
General Obligation Bonds2023 Series A
5.00%, 5/1/26	4,005	4,005
Texas Transportation Commission State of Texas, TX,
General Obligation Mobility Fund Refunding Bonds Series 2024
5.00%, 10/1/26	485	490
General Obligation Mobility Fund Refunding Bonds Series 2025
5.00%, 10/1/26	1,000	1,010
Total Municipal Bonds & Notes (Cost $51,065)		51,065

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Tax-Exempt Portfolio
	Face Amount (000)	Value (000)
Closed-End Investment Companies (a)^ (3.3%)
Nuveen AMT-Free Municipal Credit Income Fund, OT,
Series 1
3.16%, 12/1/43 (b)	$10,000	$10,000
Nuveen AMT-Free Quality Municipal Income Fund, OT,
Series 4-4895
3.17%, 9/11/56 (b)	10,000	10,000
Total Closed-End Investment Companies (Cost $20,000)		20,000
Semi-Annual Variable Rate Bond (a) (1.2%)
Tender Option Bond Trust Receipts/Certificates, AL,
University of Alabama at Birmingham, St. Vincent’s Health System Authority Certificates 2025-BAML5063
SIFMA Municipal Swap Index + 0.20%, 3.29%, 11/1/54 (Cost $7,000) (b)	7,000	7,000
Quarterly Variable Rate Bond (a) (0.9%)
Franklin County, OH,
CHE Trinity Health Credit Group Series 2013
2.63%, 12/1/46 (Cost $5,375)	5,375	5,375
Total Investments (102.5%) (Cost $614,950) (e)(f)		614,950
Liabilities in Excess of Other Assets (-2.5%)		(15,290)
Net Assets (100.0%)		599,660

(a)
Floating or variable rate securities: The rates disclosed are as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of the security is subject to delayed delivery.
(d)	The rates shown are the effective yields at the date of purchase.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
^	The dates disclosed are the final maturity dates. Principal owed can be recovered through demand on the interest reset dates.

Portfolio Composition
Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	52.4%
Daily Variable Rate Bonds	22.3
Commercial Paper	11.7
Municipal Bonds & Notes	8.3
Other*	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percentage of Net Assets
New York	$87,500	14.6%
Texas	58,083	9.7
Indiana	39,200	6.5
Florida	36,524	6.1
Ohio	35,849	6.0
Utah	35,095	5.9
North Carolina	25,789	4.3
Massachusetts	25,200	4.2
South Carolina	25,100	4.2
Colorado	24,800	4.1
Mississippi	23,700	4.0
Virginia	20,546	3.4
Other	20,000	3.3
Pennsylvania	19,000	3.2
Louisiana	18,800	3.1
Nebraska	18,000	3.0
New Jersey	16,844	2.8
Missouri	16,315	2.7
Alabama	12,000	2.0
Tennessee	10,505	1.8
Illinois	10,000	1.7
Georgia	9,000	1.5
Nevada	5,200	0.9
New Hampshire	5,000	0.8
Oklahoma	5,000	0.8
Wisconsin	5,000	0.8
Kentucky	5,000	0.8
Arizona	1,900	0.3
	$614,950	102.5%
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
Stablecoin Reserves Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (70.0%)
Bank of America Securities, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $100,010; fully collateralized by various U.S. Government obligations, 3.88% - 4.00% due 4/15/29 - 6/30/32; valued at $102,045)	$100	$100
Citigroup Global Markets, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $50,005; fully collateralized by various U.S. Government obligations, 1.50% - 4.00% due 2/15/30 - 3/31/30; valued at $51,030)	50	50
Northern Trust Co. - Fixed Income Clearing Corp., (3.64%, dated 4/30/26, due 5/1/26; proceeds $100,010; fully collateralized by a U.S. Government obligation, 4.50% due 5/31/29; valued at $102,040)	100	100
RBC Dominion Securities, Inc., (3.64%, dated 4/30/26, due 5/1/26; proceeds $100,010; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 9/24/26 - 11/15/54; valued at $102,022)	100	100
Total Repurchase Agreements (Cost $350)		350
U.S. Treasury Securities (29.0%)
U.S. Treasury Bill,
3.65%, 6/9/26 (a)	25	25
3.67%, 7/30/26 (a)	20	20
3.69%, 5/12/26 (a)	50	50
3.79%, 5/28/26 (a)	50	50
Total U.S. Treasury Securities (Cost $145)		145
Total Investments (99.0%) (Cost $495) (b)		495
Other Assets in Excess of Liabilities (1.0%)		5
Net Assets (100.0%)		$500

(a)	Rate shown is the yield to maturity at April 30, 2026.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition
Classification	Percentage of Total Investments
Repurchase Agreements	70.7%
U.S. Treasury Securities	29.3
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,512,830	$12,668,961	$211,795,499	$4,962,217
Total Investments in Securities, at Value(1)	3,512,830	12,668,506	211,795,499	4,962,217
Cash	99,226	601,151	10,506,101	153,689
Receivable for Investments Sold	8,830	4,906	2,578,193	307,264
Interest Receivable	6,789	25,611	781,401	6,945
Receivable for Portfolio Shares Sold	54	—	271	318,596
Other Assets	411	746	4,928	2,108
Total Assets	3,628,140	13,300,920	225,666,393	5,750,819
Liabilities:
Payable for Investments Purchased	4,203	9,376	3,783,951	318,188
Payable for Portfolio Shares Redeemed	3,592	1,374	10,274	318,611
Dividends Payable	— @	10,006	297,857	690
Payable for Advisory Fees	308	1,513	17,197	312
Payable for Administration Fees	151	551	8,916	185
Payable for Administration Plan Fees — Wealth S/Institutional Select Class	— @	2	400	— @
Payable for Administration Plan Fees — Investor Class	—	—	592	— @
Payable for Administration Plan Fees — Administrative Class	—	—	54	— @
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	— @	— @	476	3
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	— @	—	1,311	830
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	— @	— @	— @	— @
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	— @	—	— @	—
Payable for Administration Plan Fees — Institutional Plus Class	—	—	— @	—
Payable for Custodian Fees	65	124	1,430	58
Payable for Professional Fees	52	119	88	64
Payable for Transfer Agency Fees	16	40	55	3
Other Liabilities	122	533	4,345	489
Total Liabilities	8,509	23,638	4,126,946	639,433
Net Assets	$3,619,631	$13,277,282	$221,539,447	$5,111,386
Net Assets Consist of:
Paid-in-Capital	$3,620,739	$13,293,465	$221,571,872	$5,112,974
Total Accumulated Loss	(1,108)	(16,183)	(32,425)	(1,588)
Net Assets	$3,619,631	$13,277,282	$221,539,447	$5,111,386
(1)Including:
Repurchase Agreements, at Value	$2,046,000	$7,085,000	$116,873,544	$—
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$3,458,295	$12,214,285	$192,680,832	$446,224
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,458,247,990	12,213,594,741	192,704,925,754	446,254,144
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0001	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$61	$42,331	$9,970,136	$60
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	60,928	42,340,553	9,974,142,488	60,001
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$7,245,150	$60
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	7,245,755,659	59,842
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$455,507	$60
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	455,575,621	59,684
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$60	$61	$2,521,859	$14,986
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	60,228	61,026	2,522,198,270	14,988,576
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0001	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$59	$—	$3,119,320	$4,649,860
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	59,446	—	3,119,755,350	4,650,400,904
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$1,444	$368	$182	$136
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,453,957	368,095	180,953	135,755
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9998	$1.000	$1.000
SELECT CLASS:
Net Assets	$57	$—	$58	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	56,906	—	57,998	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
CASTLEOAK SHARES CLASS:
Net Assets	$—	$985,477	$3,485,658	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	985,451,553	3,485,746,825	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0000	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$15,151	$1,050,885	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	15,153,047	1,051,034,531	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0001	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
IMPACT PARTNER CLASS:
Net Assets	$60,016	$19,609	$893,222	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	60,016,990	19,609,762	893,180,691	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0000	$1.000	$—
ADVISOR CLASS:
Net Assets	$99,639	$—	$116,587	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	99,639,126	—	116,584,912	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
INSTITUTIONAL PLUS CLASS:
Net Assets	$—	$—	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	51,291	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)	Stablecoin Reserves Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$33,779,353	$66,425,812	$614,950	$495
Total Investments in Securities, at Value(1)	33,779,353	66,425,812	614,950	495
Cash	1,000,752	1,880,093	99	6
Receivable for Investments Sold	247,034	1,943,410	—	—
Interest Receivable	99,838	45,333	2,945	— @
Receivable for Portfolio Shares Sold	1,221	—	— @	—
Prepaid Offering Costs	—	—	—	159
Due from Adviser	—	—	—	22
Other Assets	1,371	1,801	227	—
Total Assets	35,129,569	70,296,449	618,221	682
Liabilities:
Payable for Investments Purchased	905,874	7,106,082	18,264	—
Dividends Payable	44,830	35,632	17	1
Payable for Advisory Fees	4,202	7,406	13	—
Payable for Portfolio Shares Redeemed	1,031	9,972	157	—
Payable for Administration Fees	1,458	2,567	23	— @
Payable for Administration Plan Fees — Wealth S/ Institutional Select Class	181	— @	— @	—
Payable for Administration Plan Fees — Investor Class	7	10	—	—
Payable for Administration Plan Fees — Administrative Class	6	9	—	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	102	4	—	—
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	2,050	9	—	—
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	— @	1	— @	—
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	— @	— @	— @	—
Payable for Impact Partner Class	—	—	—	—
Payable for Administration Plan Fees — Institutional Plus Class	— @	— @	—	—
Payable for Custodian Fees	278	471	11	— @
Payable for Professional Fees	81	31	44	15
Payable for Offering Costs	—	—	—	166
Payable for Transfer Agency Fees	14	23	10	— @
Other Liabilities	1,101	1,511	22	— @
Total Liabilities	961,215	7,163,728	18,561	182
Net Assets	$34,168,354	$63,132,721	$599,660	$500
Net Assets Consist of:
Paid-in-Capital	$34,177,881	$63,141,710	$599,685	$500
Total Accumulated Loss	(9,527)	(8,989)	(25)	—
Net Assets	$34,168,354	$63,132,721	$599,660	$500
(1)Including:
Repurchase Agreements, at Value	$21,693,387	$—	$—	$350

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)	Stablecoin Reserves Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$24,184,439	$62,898,919	$599,312	$500
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	24,189,906,252	62,907,018,904	599,326,505	500,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$4,598,278	$4,809	$56	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	4,600,543,537	4,813,889	56,305	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000	$—
INVESTOR CLASS:
Net Assets	$81,628	$115,447	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	81,652,890	115,445,455	—	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—	$—
ADMINISTRATIVE CLASS:
Net Assets	$47,692	$70,158	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	47,692,788	70,162,805	—	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—	$—
ADVISORY CLASS:
Net Assets	$502,862	$16,629	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	502,987,864	16,635,606	—	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—	$—
PARTICIPANT CLASS:
Net Assets	$4,598,177	$20,502	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	4,598,720,928	20,510,800	—	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—	$—
CASH MANAGEMENT CLASS:
Net Assets	$2,014	$5,948	$192	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,013,107	5,952,251	192,082	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000	$—
SELECT CLASS:
Net Assets	$58	$58	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	57,831	57,700	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$50	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—	$—
IMPACT PARTNER CLASS:
Net Assets	$—	$50	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—	$—
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)
	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)	Stablecoin Reserves Portfolio (000)
ADVISOR CLASS:
Net Assets	$153,155	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	153,150,549	50,000	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000	$—
INSTITUTIONAL PLUS CLASS:
Net Assets	$51	$51	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,273	51,265	—	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—	$—
DAP CLASS:
Net Assets	$—	$50	$—	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,411	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—	$—

@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Operations

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$72,070	$267,889	$3,899,955	$86,225
Expenses:
Advisory Fees (Note B)	2,723	10,143	153,711	3,406
Administration Fees (Note C)	908	3,381	51,237	1,135
Registration Fees	153	117	221	827
Professional Fees	135	148	154	129
Custodian Fees (Note F)	54	111	1,167	55
Transfer Agency Fees (Note E)	51	123	154	10
Trustees' Fees and Expenses	23	84	1,176	32
Shareholder Reporting Fees	19	23	123	41
Pricing Fees	12	97	30	17
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	— @	9	2,170	— @
Administration Plan Fees — Investor Class (Note D)	—	—	3,580	— @
Administration Plan Fees — Administrative Class (Note D)	—	—	473	— @
Administration Plan Fees — Institutional Plus Class (Note D)	—	—	— @	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	— @	— @	2,922	18
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	— @	—	7,887	9,870
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	1	— @	— @	— @
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	—	— @	—
Other Expenses	42	127	698	73
Total Expenses	4,121	14,363	225,703	15,613
Waiver of Advisory Fees (Note B)	(853)	(829)	(54,961)	(1,183)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	—	—	(4,935)
Net Expenses	3,268	13,534	170,742	9,495
Net Investment Income	68,802	254,355	3,729,213	76,730
Realized Gain:
Investments Sold	26	208	2,845	554
Change in Unrealized Appreciation (Depreciation):
Investments	—	(2,014)	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	26	(1,806)	2,845	554
Net Increase in Net Assets Resulting from Operations	$68,828	$252,549	$3,732,058	$77,284

@	Amount is less than $500.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Operations (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)	Stablecoin Reserves Portfolio(1) (000)
Investment Income:
Interest	$647,353	$1,121,748	$7,130	$1
Expenses:
Advisory Fees (Note B)	25,486	44,347	422	— @
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	994	1	— @	—
Administration Plan Fees — Investor Class (Note D)	42	48	—	—
Administration Plan Fees — Administrative Class (Note D)	34	71	—	—
Administration Plan Fees — Institutional Plus Class (Note D)	— @	— @	—	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	571	22	—	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	10,278	54	—	—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	1	5	— @	—
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	— @	— @	—
Administration Fees (Note C)	8,495	14,782	141	— @
Custodian Fees (Note F)	249	438	11	— @
Trustees' Fees and Expenses	204	356	4	—
Professional Fees	159	205	121	15
Registration Fees	109	166	93	—
Transfer Agency Fees (Note E)	50	71	29	— @
Shareholder Reporting Fees	22	76	10	— @
Pricing Fees	19	17	13	— @
Offering Costs	—	—	—	7
Other Expenses	172	261	37	—
Total Expenses	46,885	60,920	881	22
Waiver of Advisory Fees (Note B)	(985)	(1,590)	(318)	(— @)
Waiver of Administration Fees (Note C)	—	—	—	(— @)
Expenses Reimbursed by Adviser (Note B)	—	—	—	(22)
Net Expenses	45,900	59,330	563	—
Net Investment Income	601,453	1,062,418	6,567	1
Realized Gain:
Investments Sold	682	1,935	—	— @
Net Increase in Net Assets Resulting from Operations	$602,135	$1,064,353	$6,567	$1

@	Amount is less than $500.
(1)	Commencement of Operations April 16, 2026.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$68,802	$153,359	$254,355	$571,206
Net Realized Gain	26	42	208	561
Net Change in Unrealized Appreciation (Depreciation)	—	—	(2,014)	(2,436)
Net Increase in Net Assets Resulting from Operations	68,828	153,401	252,549	569,331
Dividends and Distributions to Shareholders:
Wealth/Institutional Class	(66,665)	(150,813)	(233,639)	(510,757)
Wealth S/Institutional Select Class	(1)	(3)	(703)	(1,500)
Advisory Class	(1)	(2)	(1)	(2)
Participant Class	(1)	(2)	—	—
Cash Management Class	(27)	(68)	(6)	(15)
Select Class	(1)	(2)	—	—
CastleOak Shares Class	—	—	(18,074)	(53,436)
Impact Class	—	—	(17)	(424)
Impact Partner Class	(579)	(88)	(1,915)	(5,071)
Advisor Class	(1,526)	(2,380)	—	—
Total Dividends and Distributions to Shareholders	(68,801)	(153,358)	(254,355)	(571,205)
Capital Share Transactions:(1)
Wealth/Institutional Class:
Subscribed	2,137,997	5,045,187	25,640,062	44,399,888
Distributions Reinvested	66,512	148,342	168,916	351,913
Redeemed	(2,330,024)	(4,513,589)	(25,463,530)	(44,561,851)
Wealth S/Institutional Select Class:
Subscribed	—	—	20,554	36,520
Distributions Reinvested	1	3	713	1,490
Redeemed	—	—	(22,085)	(26,120)
Advisory Class:
Distributions Reinvested	1	2	1	2
Participant Class:
Distributions Reinvested	1	2	—	—
Cash Management Class:
Distributions Reinvested	27	68	7	15
Redeemed	(109)	(327)	(— @)	(4)
Select Class:
Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Subscribed	—	—	186,022	1,474,178
Distributions Reinvested	—	—	16,170	46,663
Redeemed	—	—	(213,912)	(1,790,944)
Impact Class:
Subscribed	—	—	86,203	384,899
Redeemed	—	—	(71,101)	(684,762)
Impact Partner Class:
Subscribed	59,927	18,500	198,586	523,511
Distributions Reinvested	573	80	—	—
Redeemed	(15,334)	(3,779)	(253,985)	(916,732)
Advisor Class:
Subscribed	130,164	163,483	—	—
Distributions Reinvested	1,540	2,364	—	—
Redeemed	(100,088)	(135,383)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(48,811)	724,955	292,621	(761,334)
Total Increase (Decrease) in Net Assets	(48,784)	724,998	290,815	(763,208)
Net Assets:
Beginning of Period	3,668,415	2,943,417	12,986,467	13,749,675
End of Period	$3,619,631	$3,668,415	$13,277,282	$12,986,467
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Money Market Portfolio		Prime Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
(1) Capital Share Transactions:
Wealth/Institutional Class:
Shares Subscribed	2,137,997	5,045,187	25,635,226	44,391,962
Shares Issued on Distributions Reinvested	66,512	148,342	168,882	351,855
Shares Redeemed	(2,330,024)	(4,513,589)	(25,458,967)	(44,553,864)
Net Increase (Decrease) in Wealth/Institutional Class Shares Outstanding	(125,515)	679,941	345,141	189,953
Wealth S/Institutional Select Class:
Shares Subscribed	—	—	20,557	36,525
Shares Issued on Distributions Reinvested	1	3	713	1,490
Shares Redeemed	—	—	(22,088)	(26,121)
Net Increase (Decrease) in Wealth S/Institutional Select Class Shares Outstanding	1	3	(818)	11,894
Advisory Class:
Shares Issued on Distributions Reinvested	1	2	1	2
Participant Class:
Shares Issued on Distributions Reinvested	1	2	—	—
Cash Management Class:
Shares Issued on Distributions Reinvested	27	68	7	15
Shares Redeemed	(109)	(327)	(— @@)	(4)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(82)	(259)	7	11
Select Class:
Shares Issued on Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Shares Subscribed	—	—	185,995	1,473,890
Shares Issued on Distributions Reinvested	—	—	16,167	46,657
Shares Redeemed	—	—	(213,896)	(1,790,650)
Net Decrease in CastleOak Shares Class Shares Outstanding	—	—	(11,734)	(270,103)
Impact Class:
Shares Subscribed	—	—	86,195	384,836
Shares Redeemed	—	—	(71,092)	(684,616)
Net Increase (Decrease) in Impact Class Shares Outstanding	—	—	15,103	(299,780)
Impact Partner Class:
Shares Subscribed	59,927	18,500	198,539	523,409
Shares Issued on Distributions Reinvested	573	80	—	—
Shares Redeemed	(15,334)	(3,779)	(253,949)	(916,586)
Net Increase (Decrease) in Impact Partner Class Shares Outstanding	45,166	14,801	(55,410)	(393,177)
Advisor Class:
Shares Subscribed	130,164	163,483	—	—
Shares Issued on Distributions Reinvested	1,540	2,364	—	—
Shares Redeemed	(100,088)	(135,383)	—	—
Net Increase in Advisor Class Shares Outstanding	31,616	30,464	—	—

@	Amount is less than $500.
@@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,729,213	$7,443,304	$76,730	$211,380
Net Realized Gain	2,845	3,718	554	308
Net Increase in Net Assets Resulting from Operations	3,732,058	7,447,022	77,284	211,688
Dividends and Distributions to Shareholders:
Institutional Class	(3,243,137)	(6,361,591)	(10,454)	(34,713)
Institutional Select Class	(156,356)	(262,760)	(1)	(2)
Investor Class	(127,585)	(276,349)	(1)	(2)
Administrative Class	(11,100)	(17,284)	(1)	(2)
Advisory Class	(39,889)	(119,508)	(238)	(1,601)
Participant Class	(49,865)	(115,426)	(66,032)	(175,053)
Cash Management Class	(3)	(17)	(2)	(5)
Select Class	(1)	(2)	—	—
CastleOak Shares Class	(58,995)	(164,776)	—	—
Impact Class	(26,404)	(67,415)	—	—
Impact Partner Class	(13,997)	(56,064)	—	—
Advisor Class	(1,878)	(2,112)	—	—
Institutional Plus Class	(1)	(— @)	—	—
Total Dividends and Distributions to Shareholders	(3,729,211)	(7,443,304)	(76,729)	(211,378)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	710,608,004	1,181,190,016	2,107,252	5,219,820
Distributions Reinvested	1,665,208	3,173,277	5,967	22,068
Redeemed	(666,379,553)	(1,169,881,764)	(2,397,248)	(5,524,958)
Institutional Select Class:
Subscribed	14,973,358	28,612,955	—	—
Distributions Reinvested	154,045	250,846	1	2
Redeemed	(12,528,143)	(27,350,441)	—	—
Investor Class:
Subscribed	5,863,836	10,786,002	—	—
Distributions Reinvested	27	76	1	2
Redeemed	(5,901,378)	(9,651,278)	—	—
Administrative Class:
Subscribed	1,646,700	1,129,433	—	—
Distributions Reinvested	613	1,876	1	2
Redeemed	(1,911,011)	(663,777)	—	—
Advisory Class:
Subscribed	5,520,565	10,497,568	21,976	50,133
Distributions Reinvested	6,867	17,745	1	2
Redeemed	(5,288,888)	(10,629,146)	(21,541)	(80,750)
Participant Class:
Subscribed	2,733,433	5,239,555	63,832,822	115,949,858
Distributions Reinvested	5	11	66,994	174,159
Redeemed	(2,593,737)	(5,227,490)	(64,164,331)	(115,321,746)
Cash Management Class:
Distributions Reinvested	3	15	2	5
Redeemed	(25)	(880)	—	—
Select Class:
Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Subscribed	16,229,449	40,896,474	—	—
Distributions Reinvested	13,511	77,353	—	—
Redeemed	(15,829,289)	(40,604,081)	—	—
Impact Class:
Subscribed	57,649,152	102,871,069	—	—
Distributions Reinvested	17,744	47,490	—	—
Redeemed	(58,253,490)	(102,799,345)	—	—
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Impact Partner Class:
Subscribed	$2,152,264	$4,501,584	$—	$—
Distributions Reinvested	12,565	53,393	—	—
Redeemed	(2,363,380)	(4,406,765)	—	—
Advisor Class:
Subscribed	147,682	178,362	—	—
Distributions Reinvested	1,892	2,095	—	—
Redeemed	(104,045)	(131,411)	—	—
Institutional Plus Class:
Subscribed	—	50 *	—	—
Distributions Reinvested	1	— @*	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	48,243,986	18,180,869	(548,103)	488,597
Total Increase (Decrease) in Net Assets	48,246,833	18,184,587	(547,548)	488,907
Net Assets:
Beginning of Period	173,292,614	155,108,027	5,658,934	5,170,027
End of Period	$221,539,447	$173,292,614	$5,111,386	$5,658,934

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	710,608,004	1,181,190,016	2,107,252	5,219,820
Shares Issued on Distributions Reinvested	1,665,208	3,173,277	5,967	22,068
Shares Redeemed	(666,379,553)	(1,169,881,764)	(2,397,248)	(5,524,958)
Net Increase (Decrease) in Institutional Class Shares Outstanding	45,893,659	14,481,529	(284,029)	(283,070)
Institutional Select Class:
Shares Subscribed	14,973,358	28,612,955	—	—
Shares Issued on Distributions Reinvested	154,045	250,846	1	2
Shares Redeemed	(12,528,143)	(27,350,441)	—	—
Net Increase in Institutional Select Class Shares Outstanding	2,599,260	1,513,360	1	2
Investor Class:
Shares Subscribed	5,863,836	10,786,002	—	—
Shares Issued on Distributions Reinvested	27	76	1	2
Shares Redeemed	(5,901,378)	(9,651,278)	—	—
Net Increase (Decrease) in Investor Class Shares Outstanding	(37,515)	1,134,800	1	2
Administrative Class:
Shares Subscribed	1,646,700	1,129,433	—	—
Shares Issued on Distributions Reinvested	613	1,876	1	2
Shares Redeemed	(1,911,011)	(663,777)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(263,698)	467,532	1	2
Advisory Class:
Shares Subscribed	5,520,565	10,497,568	21,976	50,133
Shares Issued on Distributions Reinvested	6,867	17,745	1	2
Shares Redeemed	(5,288,888)	(10,629,146)	(21,541)	(80,750)
Net Increase (Decrease) in Advisory Class Shares Outstanding	238,544	(113,833)	436	(30,615)
Participant Class:
Shares Subscribed	2,733,433	5,239,555	63,832,822	115,949,858
Shares Issued on Distributions Reinvested	5	11	66,994	174,159
Shares Redeemed	(2,593,737)	(5,227,490)	(64,164,331)	(115,321,746)
Net Increase (Decrease) in Participant Class Shares Outstanding	139,701	12,076	(264,515)	802,271
Cash Management Class:
Shares Issued on Distributions Reinvested	3	15	2	5
Shares Redeemed	(25)	(880)	—	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(22)	(865)	2	5
Select Class:
Shares Issued on Distributions Reinvested	1	2	—	—
CastleOak Shares Class:
Shares Subscribed	16,229,449	40,896,474	—	—
Shares Issued on Distributions Reinvested	13,511	77,353	—	—
Shares Redeemed	(15,829,289)	(40,604,081)	—	—
Net Increase in Castleoak Shares Class Shares Outstanding	413,671	369,746	—	—
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Impact Class:
Shares Subscribed	57,649,152	102,871,069	—	—
Shares Issued on Distributions Reinvested	17,744	47,490	—	—
Shares Redeemed	(58,253,490)	(102,799,345)	—	—
Net Increase (Decrease) in Impact Class Shares Outstanding	(586,594)	119,214	—	—
Impact Partner Class:
Shares Subscribed	2,152,264	4,501,584	—	—
Shares Issued on Distributions Reinvested	12,565	53,393	—	—
Shares Redeemed	(2,363,380)	(4,406,765)	—	—
Net Increase (Decrease) in Impact Partner Class Shares Outstanding	(198,551)	148,212	—	—
Advisor Class:
Shares Subscribed	147,682	178,362	—	—
Shares Issued on Distributions Reinvested	1,892	2,095	—	—
Shares Redeemed	(104,045)	(131,411)	—	—
Net Increase in Advisor Class Shares Outstanding	45,529	49,046	—	—
Institutional Plus Class:
Shares Subscribed	—	50 *	—	—
Shares Issued on Distributions Reinvested	1	— @@*	—	—
Net Increase in Institutional Plus Class Shares Outstanding	1	50	—	—

@	Value is less than $500
*	For the period August 26, 2025 through October 31, 2025.
@@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$601,453	$1,362,523	$1,062,418	$2,298,477
Net Realized Gain	682	525	1,935	2,082
Net Increase in Net Assets Resulting from Operations	602,135	1,363,048	1,064,353	2,300,559
Dividends and Distributions to Shareholders:
Institutional Class	(454,110)	(1,071,069)	(1,058,285)	(2,288,828)
Institutional Select Class	(70,676)	(144,013)	(98)	(309)
Investor Class	(1,469)	(7,529)	(1,660)	(1,753)
Administrative Class	(784)	(1,163)	(1,626)	(4,849)
Advisory Class	(7,661)	(17,460)	(298)	(577)
Participant Class	(63,743)	(115,853)	(337)	(1,872)
Cash Management Class	(34)	(116)	(109)	(280)
Select Class	(1)	(2)	(1)	(2)
Impact Class	—	—	(1)	(2)
Impact Partner Class	—	—	(1)	(2)
Advisor Class	(2,974)	(5,317)	(1)	(2)
Institutional Plus Class	(1)	(— @)	(1)	(— @)
DAP Class	—	—	(— @)	—
Total Dividends and Distributions to Shareholders	(601,453)	(1,362,522)	(1,062,418)	(2,298,476)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	100,499,112	179,257,988	101,142,314	174,601,187
Distributions Reinvested	246,364	578,345	843,152	1,752,903
Redeemed	(103,318,767)	(176,475,710)	(95,290,913)	(170,017,989)
Institutional Select Class:
Subscribed	3,907,900	5,480,512	18,721	65,829
Distributions Reinvested	71,435	143,271	6	78
Redeemed	(2,955,170)	(5,259,708)	(22,625)	(62,945)
Investor Class:
Subscribed	834,321	1,749,218	115,023	132,564
Distributions Reinvested	1	2	22	43
Redeemed	(809,961)	(1,766,877)	(59,277)	(89,540)
Administrative Class:
Subscribed	33,739	59,366	42,231	217,903
Distributions Reinvested	73	168	1	2
Redeemed	(20,874)	(40,674)	(78,000)	(226,570)
Advisory Class:
Subscribed	1,071,165	2,056,642	21,139	46,670
Distributions Reinvested	1,264	2,988	140	324
Redeemed	(982,071)	(2,056,941)	(21,942)	(34,705)
Participant Class:
Subscribed	6,398,426	7,820,061	1,586	112,497
Distributions Reinvested	1,054	1,537	135	1,053
Redeemed	(5,102,194)	(7,769,323)	(4,880)	(116,680)
Cash Management Class:
Subscribed	—	— @	—	—
Distributions Reinvested	34	113	109	279
Redeemed	(27)	(1,549)	(1,006)	(388)
Select Class:
Distributions Reinvested	1	2	1	2
Advisor Class:
Subscribed	189,718	492,905	—	—
Distributions Reinvested	3,004	5,284	—	—
Redeemed	(203,229)	(376,799)	—	—
Institutional Plus Class:
Subscribed	—	50 *	—	50 *
Distributions Reinvested	1	— @*	1	— @*
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
DAP Class:
Subscribed	$—	$—	$50 **	$—
Distributions Reinvested	—	—	— @**	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(134,681)	3,900,871	6,705,988	6,382,567
Total Increase (Decrease) in Net Assets	(133,999)	3,901,397	6,707,923	6,384,650
Net Assets:
Beginning of Period	34,302,353	30,400,956	56,424,798	50,040,148
End of Period	$34,168,354	$34,302,353	$63,132,721	$56,424,798

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	100,499,112	179,257,988	101,142,314	174,601,187
Shares Issued on Distributions Reinvested	246,364	578,345	843,152	1,752,903
Shares Redeemed	(103,318,767)	(176,475,710)	(95,290,913)	(170,017,989)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(2,573,291)	3,360,623	6,694,553	6,336,101
Institutional Select Class:
Shares Subscribed	3,907,900	5,480,512	18,721	65,829
Shares Issued on Distributions Reinvested	71,435	143,271	6	78
Shares Redeemed	(2,955,170)	(5,259,708)	(22,625)	(62,945)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	1,024,165	364,075	(3,898)	2,962
Investor Class:
Shares Subscribed	834,321	1,749,218	115,023	132,564
Shares Issued on Distributions Reinvested	1	2	22	43
Shares Redeemed	(809,961)	(1,766,877)	(59,277)	(89,540)
Net Increase (Decrease) in Investor Class Shares Outstanding	24,361	(17,657)	55,768	43,067
Administrative Class:
Shares Subscribed	33,739	59,366	42,231	217,903
Shares Issued on Distributions Reinvested	73	168	1	2
Shares Redeemed	(20,874)	(40,674)	(78,000)	(226,570)
Net Increase (Decrease) in Administrative Class Shares Outstanding	12,938	18,860	(35,768)	(8,665)
Advisory Class:
Shares Subscribed	1,071,165	2,056,642	21,139	46,670
Shares Issued on Distributions Reinvested	1,264	2,988	140	324
Shares Redeemed	(982,071)	(2,056,941)	(21,942)	(34,705)
Net Increase (Decrease) in Advisory Class Shares Outstanding	90,358	2,689	(663)	12,289
Participant Class:
Shares Subscribed	6,398,426	7,820,061	1,586	112,497
Shares Issued on Distributions Reinvested	1,054	1,537	135	1,053
Shares Redeemed	(5,102,194)	(7,769,323)	(4,880)	(116,680)
Net Increase (Decrease) in Participant Class Shares Outstanding	1,297,286	52,275	(3,159)	(3,130)
Cash Management Class:
Shares Subscribed	—	— @@	—	—
Shares Issued on Distributions Reinvested	34	113	109	279
Shares Redeemed	(27)	(1,549)	(1,006)	(388)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	7	(1,436)	(897)	(109)
Select Class:
Shares Issued on Distributions Reinvested	1	2	1	2
Advisor Class:
Shares Subscribed	189,718	492,905	—	—
Shares Issued on Distributions Reinvested	3,004	5,284	—	—
Shares Redeemed	(203,229)	(376,799)	—	—
Net Increase (Decrease) in Advisor Class Shares Outstanding	(10,507)	121,390	—	—
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)
	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Institutional Plus Class:
Shares Subscribed	—	50 *	—	50 *
Shares Issued on Distributions Reinvested	1	— @@*	1	— @@*
Net Increase in Institutional Plus Class Shares Outstanding	1	50	1	50
DAP Class:
Shares Subscribed	—	—	50 **	—
Shares Issued on Distributions Reinvested	—	—	— @@**	—
Net Increase in DAP Class Shares Outstanding	—	—	50	—

@	Value is less than $500
*	For the period August 26, 2025 through October 31, 2025.
**	For the period February 5, 2026 through April 30, 2026.
@@	Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)

	Tax-Exempt Portfolio		Stablecoin Reserves Portfolio
	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)	Period from April 16, 2026(2) to April 30, 2026 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,567	$13,406	$1
Net Realized Gain (Loss)	—	(2)	—@
Net Increase in Net Assets Resulting from Operations	6,567	13,404	1
Dividends and Distributions to Shareholders:
Wealth/Institutional Class	(6,563)	(13,396)	(1)
Wealth S Class	(1)	(1)	—
Cash Management Class	(2)	(5)	—
Select Class	(— @)	(1)	—
Advisor Class	(1)	(1)	—
Total Dividends and Distributions to Shareholders	(6,567)	(13,404)	(1)
Capital Share Transactions:(1)
Wealth/Institutional Class:
Subscribed	386,298	661,726	500
Distributions Reinvested	6,507	12,874	—
Redeemed	(311,542)	(621,038)	—
Wealth S Class:
Distributions Reinvested	1	1	—
Cash Management Class:
Distributions Reinvested	2	5	—
Redeemed	(— @)	(— @)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	81,266	53,568	500
Total Increase in Net Assets	81,266	53,568	500
Net Assets:
Beginning of Period	518,394	464,826	—
End of Period	$599,660	$518,394	$500
(1) Capital Share Transactions:
Wealth/Institutional Class:
Shares Subscribed	386,298	661,726	500
Shares Issued on Distributions Reinvested	6,507	12,874	—
Shares Redeemed	(311,542)	(621,038)	—
Net Increase in Wealth/Institutional Class Shares Outstanding	81,263	53,562	500
Wealth S Class:
Shares Issued on Distributions Reinvested	1	1	—
Cash Management Class:
Shares Issued on Distributions Reinvested	2	5	—
Shares Redeemed	(— @@)	(— @@)	—
Net Increase in Cash Management Class Shares Outstanding	2	5	—

(2)	Commencement of Operations.
@	Amount is less than $500.
@@	Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Money Market Portfolio:
Wealth Class+
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.019 (1)	$0.000 (2)	$(0.019)	$1.000
Year Ended 10/31/25	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/24	1.000	0.053 (1)	0.000 (2)	(0.053)	1.000
Year Ended 10/31/23	1.001	0.048 (1)	0.000 (2)	(0.049)	1.000
Year Ended 10/31/22	1.0009	0.0099 (1)	0.0002 (2)	(0.0103)	1.0007
Year Ended 10/31/21	1.0010	0.0006 (1)	(0.0001)(2)	(0.0006)	1.0009
Wealth S Class++
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/24	1.000	0.053 (1)	0.000 (2)	(0.053)	1.000
Year Ended 10/31/23	1.001	0.047 (1)	0.000 (2)	(0.048)	1.000
Year Ended 10/31/22	1.0007	0.0096 (1)	0.0001 (2)	(0.0099)	1.0005
Year Ended 10/31/21	1.0008	0.0004 (1)(2)	(0.0001)(2)	(0.0004)(2)	1.0007
Advisory Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.001	0.045 (1)	0.000 (2)	(0.046)	1.000
Year Ended 10/31/22	1.0011	0.0083 (1)	0.0002 (2)	(0.0087)	1.0009
Year Ended 10/31/21	1.0012	0.0003 (1)(2)	(0.0001)(2)	(0.0003)(2)	1.0011
Participant Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.016 (1)	$0.000 (2)	$(0.016)	$1.000
Year Ended 10/31/25	1.000	0.039 (1)	0.000 (2)	(0.039)	1.000
Year Ended 10/31/24	1.000	0.048 (1)	0.000 (2)	(0.048)	1.000
Year Ended 10/31/23	1.001	0.043 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/22	1.0007	0.0070 (1)	0.0002 (2)	(0.0074)	1.0005
Year Ended 10/31/21	1.0008	0.0003 (1)(2)	(0.0001)(2)	(0.0003)(2)	1.0007
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/24	1.000	0.052 (1)	0.000 (2)	(0.052)	1.000
Year Ended 10/31/23	1.001	0.046 (1)	0.000 (2)	(0.047)	1.000
Year Ended 10/31/22	1.0007	0.0090 (1)	0.0001 (2)	(0.0093)	1.0005
Year Ended 10/31/21	1.0007	0.0003 (1)(2)	0.0000 (2)	(0.0003)(2)	1.0007
Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.015 (1)	$0.000 (2)	$(0.015)	$1.000
Year Ended 10/31/25	1.000	0.036 (1)	0.000 (2)	(0.036)	1.000
Year Ended 10/31/24	1.000	0.045 (1)	0.000 (2)	(0.045)	1.000
For the Period Ended 10/31/23(7)	1.000	0.042 (1)	(0.009)	(0.033)	1.000
Impact Partner Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.019 (1)	$0.000 (2)	$(0.019)	$1.000
Year Ended 10/31/25	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
For the Period Ended 10/31/24(8)	1.000	0.035 (1)	0.000 (2)	(0.035)	1.000
Advisor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.019 (1)	$0.000 (2)	$(0.019)	$1.000
Year Ended 10/31/25	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
For the Period Ended 10/31/24(9)	1.000	0.032 (1)	0.000 (2)	(0.032)	1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.90%(3)	$3,458,295	0.18%(4)	0.23%(4)	3.79%(4)	3.74%(4)
4.51%	3,583,782	0.18%	0.23%	4.42%	4.37%
5.48%(5)	2,903,797	0.19%	0.23%	5.31%	5.27%
4.89%	2,134,251	0.18%	0.25%	4.78%	4.71%
1.01%	3,192,797	0.16%	0.22%	0.99%	0.93%
0.05%	3,291,307	0.14%	0.22%	0.06%	(0.02)%

1.87%(3)	$61	0.23%(4)(6)	0.28%(4)	3.74%(4)	3.69%(4)
4.45%	60	0.23%(6)	0.28%	4.37%	4.32%
5.42%(5)	57	0.24%(6)	0.28%	5.26%	5.22%
4.85%	54	0.23%(6)	0.30%	4.73%	4.66%
0.98%	53	0.19%(6)	0.27%	0.96%	0.88%
0.03%	51	0.16%(6)	0.27%	0.04%	(0.07)%

1.77%(3)	$60	0.43%(4)(6)	0.48%(4)	3.54%(4)	3.49%(4)
4.24%	59	0.43%(6)	0.48%	4.17%	4.12%
5.21%(5)	57	0.44%(6)	0.48%	5.06%	5.02%
4.60%	54	0.43%(6)	0.50%	4.53%	4.46%
0.85%	52	0.32%(6)	0.47%	0.83%	0.68%
0.02%	51	0.17%(6)	0.47%	0.03%	(0.27)%

1.65%(3)	$59	0.68%(4)(6)	0.73%(4)	3.29%(4)	3.24%(4)
3.98%	58	0.68%(6)	0.73%	3.92%	3.87%
4.95%(5)	56	0.69%(6)	0.73%	4.81%	4.77%
4.39%	54	0.68%(6)	0.75%	4.28%	4.21%
0.72%	51	0.45%(6)	0.72%	0.70%	0.43%
0.02%	51	0.17%(6)	0.72%	0.03%	(0.52)%

1.82%(3)	$1,444	0.33%(4)(6)	0.38%(4)	3.64%(4)	3.59%(4)
4.35%	1,526	0.33%(6)	0.38%	4.27%	4.22%
5.32%(5)	1,786	0.34%(6)	0.38%	5.16%	5.12%
4.75%	4,161	0.33%(6)	0.40%	4.63%	4.56%
0.91%	7,338	0.25%(6)	0.37%	0.90%	0.78%
0.03%	8,341	0.17%(6)	0.37%	0.03%	(0.17)%

1.50%(3)	$57	0.98%(4)(6)	1.03%(4)	2.99%(4)	2.94%(4)
3.67%	56	0.98%(6)	1.03%	3.62%	3.57%
4.64%(5)	54	0.99%(6)	1.03%	4.51%	4.47%
3.37%(3)	52	0.98%(4)(6)	1.05%(4)	5.44%(4)	5.37%(4)

1.90%(3)	$60,016	0.18%(4)	0.23%(4)	3.79%(4)	3.74%(4)
4.50%	14,851	0.18%	0.23%	4.42%	4.37%
3.54%(3)	50	0.19%(4)	0.23%(4)	5.31%(4)	5.27%(4)

1.90%(3)	$99,639	0.18%(4)	0.23%(4)	3.79%(4)	3.74%(4)
4.51%	68,023	0.18%	0.23%	4.42%	4.37%
3.20%(3)	37,560	0.19%(4)	0.23%(4)	5.31%(4)	5.27%(4)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Prime Portfolio:
Institutional Class
Six Months Ended 04/30/26 (unaudited)	$1.0002	$0.0185 (1)	$0.0001 (2)	$(0.0187)	$1.0001
Year Ended 10/31/25	1.0003	0.0441 (1)	(0.0001)(2)	(0.0441)	1.0002
Year Ended 10/31/24	1.0002	0.0534 (1)	0.0001 (2)	(0.0534)	1.0003
Year Ended 10/31/23	0.9999	0.0491 (1)	0.0001 (2)	(0.0489)	1.0002
Year Ended 10/31/22	1.0001	0.0104 (1)	(0.0002)(2)	(0.0104)	0.9999
Year Ended 10/31/21	1.0001	0.0007 (1)	0.0000 (2)	(0.0007)	1.0001
Institutional Select Class
Six Months Ended 04/30/26 (unaudited)	$0.9999	$0.0182 (1)	$0.0001 (2)	$(0.0184)	$0.9998
Year Ended 10/31/25	1.0000	0.0436 (1)	(0.0001)(2)	(0.0436)	0.9999
Year Ended 10/31/24	0.9999	0.0529 (1)	0.0001 (2)	(0.0529)	1.0000
Year Ended 10/31/23	0.9996	0.0486 (1)	0.0001 (2)	(0.0484)	0.9999
Year Ended 10/31/22	0.9998	0.0100 (1)	(0.0001)(2)	(0.0101)	0.9996
Year Ended 10/31/21	0.9998	0.0004 (1)(2)	0.0001 (2)	(0.0005)	0.9998
Advisory Class
Six Months Ended 04/30/26 (unaudited)	$1.0002	$0.0173 (1)	$0.0001 (2)	$(0.0175)	$1.0001
Year Ended 10/31/25	1.0003	0.0417 (1)	(0.0002)(2)	(0.0416)	1.0002
Year Ended 10/31/24	1.0002	0.0509 (1)	0.0001 (2)	(0.0509)	1.0003
Year Ended 10/31/23	1.0000	0.0466 (1)	0.0000 (2)	(0.0464)	1.0002
Year Ended 10/31/22	0.9998	0.0096 (1)	(0.0006)	(0.0088)	1.0000
Year Ended 10/31/21	0.9997	0.0005 (1)	0.0000 (2)	(0.0004)(2)	0.9998
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$0.9999	$0.0177 (1)	$0.0001 (2)	$(0.0179)	$0.9998
Year Ended 10/31/25	1.0000	0.0426 (1)	(0.0001)(2)	(0.0426)	0.9999
Year Ended 10/31/24	0.9999	0.0519 (1)	0.0001 (2)	(0.0519)	1.0000
Year Ended 10/31/23	0.9998	0.0476 (1)	(0.0001)(2)	(0.0474)	0.9999
Year Ended 10/31/22	1.0000	0.0095 (1)	(0.0003)(2)	(0.0094)	0.9998
Year Ended 10/31/21	1.0000	0.0004 (1)(2)	0.0000 (2)	(0.0004)(2)	1.0000
CastleOak Shares Class
Six Months Ended 04/30/26 (unaudited)	$1.0001	$0.0184 (1)	$0.0002 (2)	$(0.0187)	$1.0000
Year Ended 10/31/25	1.0003	0.0441 (1)	(0.0002)(2)	(0.0441)	1.0001
Year Ended 10/31/24	1.0002	0.0534 (1)	0.0001 (2)	(0.0534)	1.0003
Year Ended 10/31/23	0.9999	0.0491 (1)	0.0001 (2)	(0.0489)	1.0002
For the Period Ended 10/31/22(10)	1.0000	0.0025 (1)	(0.0002)(2)	(0.0024)	0.9999
Impact Class
Six Months Ended 04/30/26 (unaudited)	$1.0002	$0.0186 (1)	$0.0000 (2)	$(0.0187)	$1.0001
Year Ended 10/31/25	1.0003	0.0442 (1)	(0.0002)(2)	(0.0441)	1.0002
Year Ended 10/31/24	1.0002	0.0534 (1)	0.0001 (2)	(0.0534)	1.0003
Year Ended 10/31/23	0.9999	0.0491 (1)	0.0001 (2)	(0.0489)	1.0002
For the Period Ended 10/31/22(11)	0.9997	0.0105 (1)	(0.0003)(2)	(0.0100)	0.9999
Impact Partner Class
Six Months Ended 04/30/26 (unaudited)	$1.0002	$0.0185 (1)	$0.0000 (2)	$(0.0187)	$1.0000
Year Ended 10/31/25	1.0003	0.0441 (1)	(0.0001)(2)	(0.0441)	1.0002
For the Period Ended 10/31/24(8)	1.0000	0.0325 (1)	0.0026	(0.0348)	1.0003

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.88%(3)	$12,214,285	0.20%(4)	0.21%(4)	3.76%(4)	3.75%(4)
4.47%	11,870,484	0.20%	0.22%	4.41%	4.39%
5.49%(5)	11,682,116	0.20%	0.21%	5.34%	5.33%
5.02%	15,994,223	0.20%	0.21%	4.91%	4.90%
1.02%	14,651,432	0.15%	0.21%	1.05%	0.99%
0.07%	16,772,763	0.14%	0.21%	0.06%	(0.01)%

1.85%(3)	$42,331	0.25%(4)(6)	0.26%(4)	3.71%(4)	3.70%(4)
4.42%	43,154	0.25%(6)	0.27%	4.36%	4.34%
5.44%(5)	31,266	0.25%(6)	0.26%	5.29%	5.28%
4.97%	22,140	0.25%(6)	0.26%	4.86%	4.85%
0.99%	22,760	0.19%(6)	0.26%	1.01%	0.94%
0.05%	5,723	0.16%(6)	0.26%	0.04%	(0.06)%

1.75%(3)	$61	0.45%(4)(6)	0.46%(4)	3.51%(4)	3.50%(4)
4.21%	60	0.45%(6)	0.47%	4.16%	4.14%
5.21%(5)	58	0.45%(6)	0.46%	5.09%	5.08%
4.76%	58,315	0.45%(6)	0.46%	4.66%	4.65%
0.90%	52	0.24%(6)	0.46%	0.96%	0.74%
0.05%	1,659	0.14%(6)	0.46%	0.06%	(0.26)%

1.80%(3)	$368	0.35%(4)(6)	0.36%(4)	3.61%(4)	3.60%(4)
4.32%	362	0.35%(6)	0.37%	4.26%	4.24%
5.33%(5)	351	0.35%(6)	0.36%	5.19%	5.18%
4.85%	424	0.35%(6)	0.36%	4.76%	4.75%
0.93%	4,733	0.25%(6)	0.36%	0.95%	0.84%
0.04%	5,343	0.16%(6)	0.36%	0.04%	(0.16)%

1.87%(3)	$985,477	0.20%(4)	0.21%(4)	3.76%(4)	3.75%(4)
4.47%	997,323	0.20%	0.22%	4.41%	4.39%
5.49%(5)	1,267,627	0.20%	0.21%	5.34%	5.33%
5.01%	866,430	0.20%	0.21%	4.91%	4.90%
0.24%(3)	50	0.15%(4)	0.21%(4)	1.05%(4)	0.99%(4)

1.87%(3)	$15,151	0.20%(4)	0.21%(4)	3.76%(4)	3.75%(4)
4.48%	50	0.20%	0.22%	4.41%	4.39%
5.49%(5)	299,927	0.20%	0.21%	5.34%	5.33%
5.02%	321,574	0.20%	0.21%	4.91%	4.90%
1.03%(3)	50	0.15%(4)	0.21%(4)	1.05%(4)	0.99%(4)

1.87%(3)	$19,609	0.20%(4)	0.21%(4)	3.76%(4)	3.75%(4)
4.47%	75,034	0.20%	0.22%	4.41%	4.39%
3.53%(3)	468,330	0.20%(4)	0.21%(4)	5.34%(4)	5.33%(4)
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/24	1.000	0.052 (1)	0.000 (2)	(0.052)	1.000
Year Ended 10/31/23	1.000	0.047 (1)	0.000 (2)	(0.047)	1.000
Year Ended 10/31/22	1.000	0.009 (1)	0.000 (2)	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Institutional Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.047 (1)	(0.001)	(0.046)	1.000
Year Ended 10/31/22	1.000	0.009 (1)	0.000 (2)	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Investor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.046 (1)	0.000 (2)	(0.046)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.001	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Administrative Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.046 (1)	(0.001)	(0.045)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Advisory Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.040 (1)	0.000 (2)	(0.040)	1.000
Year Ended 10/31/24	1.000	0.049 (1)	0.000 (2)	(0.049)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	(0.001)	(0.044)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Participant Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.015 (1)	$0.000 (2)	$(0.015)	$1.000
Year Ended 10/31/25	1.000	0.038 (1)	0.000 (2)	(0.038)	1.000
Year Ended 10/31/24	1.000	0.047 (1)	0.000 (2)	(0.047)	1.000
Year Ended 10/31/23	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/22	1.000	0.006 (1)	0.000 (2)	(0.006)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.046 (1)	(0.001)	(0.045)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.014 (1)	$0.000 (2)	$(0.014)	$1.000
Year Ended 10/31/25	1.000	0.035 (1)	0.000 (2)	(0.035)	1.000
Year Ended 10/31/24	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/23	1.000	0.039 (1)	0.000 (2)	(0.039)	1.000
Year Ended 10/31/22	1.000	0.005 (1)	0.000 (2)	(0.005)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Castleoak Shares Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/24	1.000	0.052 (1)	0.000 (2)	(0.052)	1.000
Year Ended 10/31/23	1.000	0.047 (1)	0.000 (2)	(0.047)	1.000
Year Ended 10/31/22	1.000	0.009 (1)	0.000 (2)	(0.009)	1.000
For the Period Ended 10/31/21(12)	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Impact Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/24	1.000	0.052 (1)	0.000 (2)	(0.052)	1.000
Year Ended 10/31/23	1.000	0.047 (1)	0.000 (2)	(0.047)	1.000
For the Period Ended 10/31/22(11)	1.000	0.009 (1)	0.000 (2)	(0.009)	1.000
Impact Partner Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
For the Period Ended 10/31/24(8)	1.000	0.034 (1)	0.000 (2)	(0.034)	1.000
Advisor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
For the Period Ended 10/31/24(9)	1.000	0.031 (1)	0.000 (2)	(0.031)	1.000
Institutional Plus Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
For the Period Ended 10/31/25(13)	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.83%(3)	$192,680,832	0.15%(4)	0.20%(4)	3.66%(4)	3.61%(4)
4.36%	146,784,735	0.15%	0.20%	4.29%	4.24%
5.32%(5)	132,300,048	0.15%	0.20%	5.18%	5.13%
4.77%	124,946,773	0.16%	0.21%	4.72%	4.67%
0.93%	105,123,361	0.12%	0.21%	0.92%	0.83%
0.03%	125,443,478	0.07%	0.21%	0.02%	(0.12)%

1.81%(3)	$9,970,136	0.20%(4)(6)	0.25%(4)	3.61%(4)	3.56%(4)
4.31%	7,370,753	0.20%(6)	0.25%	4.24%	4.19%
5.26%(5)	5,857,261	0.20%(6)	0.25%	5.13%	5.08%
4.72%	5,615,525	0.21%(6)	0.26%	4.67%	4.62%
0.89%	19,822,512	0.15%(6)	0.26%	0.89%	0.78%
0.03%	22,579,049	0.07%(6)	0.26%	0.02%	(0.17)%

1.78%(3)	$7,245,150	0.25%(4)(6)	0.30%(4)	3.56%(4)	3.51%(4)
4.26%	7,282,560	0.25%(6)	0.30%	4.19%	4.14%
5.21%(5)	6,147,621	0.25%(6)	0.30%	5.08%	5.03%
4.67%	4,800,726	0.26%(6)	0.31%	4.62%	4.57%
0.86%	3,992,292	0.19%(6)	0.31%	0.85%	0.73%
0.03%	1,433,481	0.07%(6)	0.31%	0.02%	(0.22)%

1.76%(3)	$455,507	0.30%(4)(6)	0.35%(4)	3.51%(4)	3.46%(4)
4.20%	719,189	0.30%(6)	0.36%	4.14%	4.09%
5.16%(5)	251,650	0.30%(6)	0.35%	5.03%	4.98%
4.61%	402,547	0.31%(6)	0.36%	4.57%	4.52%
0.83%	314,143	0.21%(6)	0.36%	0.83%	0.68%
0.03%	357,558	0.07%(6)	0.36%	0.02%	(0.27)%

1.71%(3)	$2,521,859	0.40%(4)(6)	0.45%(4)	3.41%(4)	3.36%(4)
4.10%	2,283,282	0.40%(6)	0.45%	4.04%	3.99%
5.05%(5)	2,397,061	0.40%(6)	0.45%	4.93%	4.88%
4.51%	1,897,168	0.41%(6)	0.46%	4.47%	4.42%
0.77%	1,428,422	0.27%(6)	0.46%	0.77%	0.58%
0.03%	1,794,163	0.07%(6)	0.46%	0.02%	(0.37)%

1.58%(3)	$3,119,320	0.65%(4)(6)	0.70%(4)	3.16%(4)	3.11%(4)
3.84%	2,979,571	0.65%(6)	0.70%	3.79%	3.74%
4.79%(5)	2,967,432	0.65%(6)	0.70%	4.68%	4.63%
4.25%	2,542,447	0.66%(6)	0.71%	4.22%	4.17%
0.65%	2,291,041	0.40%(6)	0.71%	0.64%	0.33%
0.03%	2,082,873	0.07%(6)	0.71%	0.02%	(0.62)%

1.76%(3)	$182	0.30%(4)(6)	0.35%(4)	3.51%(4)	3.46%(4)
4.20%	204	0.30%(6)	0.35%	4.14%	4.09%
5.16%(5)	1,067	0.30%(6)	0.35%	5.03%	4.98%
4.61%	1,745	0.31%(6)	0.36%	4.57%	4.52%
0.83%	1,761	0.20%(6)	0.36%	0.84%	0.68%
0.03%	4,397	0.07%(6)	0.36%	0.02%	(0.27)%

1.43%(3)	$58	0.95%(4)(6)	1.00%(4)	2.86%(4)	2.81%(4)
3.53%	57	0.95%(6)	1.00%	3.49%	3.44%
4.48%(5)	55	0.95%(6)	1.00%	4.38%	4.33%
3.94%	53	0.96%(6)	1.01%	3.92%	3.87%
0.52%	51	0.53%(6)	1.01%	0.51%	0.03%
0.03%	51	0.07%(6)	1.01%	0.02%	(0.92)%

1.83%(3)	$3,485,658	0.15%(4)	0.20%(4)	3.66%(4)	3.61%(4)
4.36%	3,071,939	0.15%	0.20%	4.29%	4.24%
5.32%(5)	2,702,094	0.15%	0.20%	5.18%	5.13%
4.77%	2,305,053	0.16%	0.21%	4.72%	4.67%
0.93%	371,597	0.12%	0.21%	0.92%	0.83%
0.01%(3)	371,765	0.07%(4)	0.21%(4)	0.02%(4)	(0.12)%(4)

1.83%(3)	$1,050,885	0.15%(4)	0.20%(4)	3.66%(4)	3.61%(4)
4.36%	1,637,455	0.15%	0.20%	4.29%	4.24%
5.32%(5)	1,518,203	0.15%	0.20%	5.18%	5.13%
4.77%	841,264	0.16%	0.21%	4.72%	4.67%
0.91%(3)	826,509	0.12%(4)	0.21%(4)	0.92%(4)	0.83%(4)

1.83%(3)	$893,222	0.15%(4)	0.20%(4)	3.66%(4)	3.61%(4)
4.36%	1,091,762	0.15%	0.20%	4.29%	4.24%
3.45%(3)	943,525	0.15%(4)	0.20%(4)	5.18%(4)	5.13%(4)

1.83%(3)	$116,587	0.15%(4)	0.20%(4)	3.66%(4)	3.61%(4)
4.36%	71,057	0.15%	0.20%	4.29%	4.24%
3.12%(3)	22,010	0.15%(4)	0.20%(4)	5.18%(4)	5.13%(4)

1.82%(3)	$51	0.17%(4)(6)	0.22%(4)	3.64%(4)	3.59%(4)
0.75%(3)	50	0.17%(4)(6)	0.22%(4)	4.27%(4)	4.22%(4)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Government Securities Portfolio:
Institutional Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.046 (1)	0.000 (2)	(0.046)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Institutional Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	(0.001)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	(0.001)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	0.001	(0.046)	1.000
Year Ended 10/31/22	1.000	0.006 (1)	0.002	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Investor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	0.000 (2)	(0.045)	1.000
Year Ended 10/31/22	1.000	0.006 (1)	0.002	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Administrative Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	(0.001)	(0.040)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	(0.001)	(0.049)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.001	(0.045)	1.000
Year Ended 10/31/22	1.000	0.006 (1)	0.001	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Advisory Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.016 (1)	$0.000 (2)	$(0.016)	$1.000
Year Ended 10/31/25	1.000	0.039 (1)	(0.000)(2)	(0.039)	1.000
Year Ended 10/31/24	1.000	0.049 (1)	(0.001)	(0.048)	1.000
Year Ended 10/31/23	1.000	0.043 (1)	0.001	(0.044)	1.000
Year Ended 10/31/22	1.000	0.005 (1)	0.002	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Participant Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.016 (1)	$0.000 (2)	$(0.016)	$1.000
Year Ended 10/31/25	1.000	0.039 (1)	(0.000)(2)	(0.039)	1.000
Year Ended 10/31/24	1.000	0.049 (1)	(0.001)	(0.048)	1.000
Year Ended 10/31/23	1.000	0.043 (1)	0.001	(0.044)	1.000
Year Ended 10/31/22	1.000	0.005 (1)	0.002	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.040 (1)	(0.000)(2)	(0.040)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	(0.001)	(0.049)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.001	(0.045)	1.000
Year Ended 10/31/22	1.000	0.006 (1)	0.001	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.80%(3)	$446,224	0.20%(4)	0.25%(4)	3.60%(4)	3.55%(4)
4.26%	730,183	0.20%	0.23%	4.20%	4.17%
5.24%(5)	1,013,205	0.20%	0.23%	5.12%	5.09%
4.71%	1,097,870	0.20%	0.21%	4.57%	4.56%
0.83%	817,742	0.13%	0.22%	0.57%	0.48%
0.01%	1,622,265	0.06%	0.22%	0.00%(14)	(0.16)%

1.77%(3)	$60	0.25%(4)(6)	0.30%(4)	3.55%(4)	3.50%(4)
4.21%	59	0.25%(6)	0.28%	4.15%	4.12%
5.19%(5)	57	0.25%(6)	0.28%	5.07%	5.04%
4.66%	54	0.25%(6)	0.26%	4.52%	4.51%
0.80%	51	0.16%(6)	0.27%	0.54%	0.43%
0.01%	51	0.06%(6)	0.27%	0.00%(14)	(0.21)%

1.75%(3)	$60	0.30%(4)(6)	0.35%(4)	3.50%(4)	3.45%(4)
4.16%	59	0.30%(6)	0.33%	4.10%	4.07%
5.14%(5)	56	0.30%(6)	0.33%	5.02%	4.99%
4.61%	54	0.30%(6)	0.31%	4.47%	4.46%
0.77%	51	0.19%(6)	0.32%	0.51%	0.38%
0.01%	51	0.06%(6)	0.32%	0.00%(14)	(0.26)%

1.72%(3)	$60	0.35%(4)(6)	0.40%(4)	3.47%(4)	3.42%(4)
4.11%	59	0.35%(6)	0.38%	4.05%	4.02%
5.09%(5)	56	0.35%(6)	0.38%	4.97%	4.94%
4.56%	54	0.35%(6)	0.36%	4.42%	4.41%
0.74%	51	0.22%(6)	0.37%	0.48%	0.33%
0.01%	51	0.06%(6)	0.37%	0.00%(14)	(0.31)%

1.67%(3)	$14,986	0.45%(4)(6)	0.50%(4)	3.35%(4)	3.30%(4)
4.00%	14,548	0.45%(6)	0.48%	3.95%	3.92%
4.98%(5)	45,161	0.45%(6)	0.48%	4.87%	4.84%
4.45%	52,920	0.45%(6)	0.46%	4.32%	4.31%
0.69%	40,382	0.27%(6)	0.47%	0.43%	0.23%
0.01%	39,201	0.06%(6)	0.47%	0.00%(14)	(0.41)%

1.67%(3)	$4,649,860	0.45%(4)(6)	0.75%(4)	3.35%(4)	3.05%(4)
4.00%	4,913,893	0.45%(6)	0.73%	3.95%	3.67%
4.98%(5)	4,111,364	0.45%(6)	0.73%	4.87%	4.59%
4.45%	4,539,195	0.45%(6)	0.71%	4.32%	4.06%
0.69%	7,014,979	0.24%(6)	0.72%	0.46%	(0.02)%
0.01%	15,949,390	0.06%(6)	0.72%	0.00%(14)	(0.66)%

1.72%(3)	$136	0.35%(4)(6)	0.40%(4)	3.45%(4)	3.40%(4)
4.11%	133	0.35%(6)	0.38%	4.05%	4.02%
5.08%(5)	128	0.35%(6)	0.38%	4.97%	4.94%
4.56%	341	0.35%(6)	0.36%	4.42%	4.41%
0.74%	327	0.22%(6)	0.37%	0.48%	0.33%
0.01%	356	0.06%(6)	0.37%	0.00%(14)	(0.31)%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Treasury Portfolio:
Institutional Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.046 (1)	0.000 (2)	(0.046)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.001	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Institutional Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	0.001	(0.046)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.001	(0.009)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Investor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	0.000 (2)	(0.045)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Administrative Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.001	(0.045)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Advisory Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.016 (1)	$0.000 (2)	$(0.016)	$1.000
Year Ended 10/31/25	1.000	0.040 (1)	0.000 (2)	(0.040)	1.000
Year Ended 10/31/24	1.000	0.049 (1)	0.000 (2)	(0.049)	1.000
Year Ended 10/31/23	1.000	0.043 (1)	0.001	(0.044)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.000 (2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Participant Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.015 (1)	$0.000 (2)	$(0.015)	$1.000
Year Ended 10/31/25	1.000	0.037 (1)	0.000 (2)	(0.037)	1.000
Year Ended 10/31/24	1.000	0.046 (1)	0.000 (2)	(0.046)	1.000
Year Ended 10/31/23	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/22	1.000	0.006 (1)	0.000 (2)	(0.006)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.001	(0.045)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.014 (1)	$0.000 (2)	$(0.014)	$1.000
Year Ended 10/31/25	1.000	0.034 (1)	0.000 (2)	(0.034)	1.000
Year Ended 10/31/24	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/23	1.000	0.038 (1)	0.000 (2)	(0.038)	1.000
Year Ended 10/31/22	1.000	0.004 (1)	0.001	(0.005)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	(0.000)(2)	(0.000)(2)	1.000
Advisor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
For the Period Ended 10/31/24(9)	1.000	0.030 (1)	0.000 (2)	(0.030)	1.000
Institutional Plus Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
For the Period Ended 10/31/25(13)	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.81%(3)	$24,184,439	0.20%(4)	0.21%(4)	3.61%(4)	3.60%(4)
4.29%	26,757,217	0.20%	0.21%	4.23%	4.22%
5.25%(5)	23,396,182	0.20%	0.21%	5.12%	5.11%
4.72%	26,005,390	0.20%	0.21%	4.60%	4.59%
0.89%	22,268,805	0.14%	0.21%	0.83%	0.76%
0.01%	21,468,388	0.07%	0.21%	0.01%	(0.13)%

1.78%(3)	$4,598,278	0.25%(4)(6)	0.26%(4)	3.56%(4)	3.55%(4)
4.24%	3,574,031	0.25%(6)	0.26%	4.18%	4.17%
5.20%(5)	3,209,904	0.25%(6)	0.26%	5.07%	5.06%
4.67%	3,114,544	0.25%(6)	0.26%	4.55%	4.54%
0.86%	8,610,123	0.17%(6)	0.26%	0.80%	0.71%
0.01%	14,878,731	0.07%(6)	0.26%	0.01%	(0.18)%

1.76%(3)	$81,628	0.30%(4)(6)	0.31%(4)	3.51%(4)	3.50%(4)
4.19%	57,265	0.30%(6)	0.31%	4.13%	4.12%
5.15%(5)	74,918	0.30%(6)	0.31%	5.02%	5.01%
4.62%	69,342	0.30%(6)	0.31%	4.50%	4.49%
0.83%	89,461	0.21%(6)	0.31%	0.76%	0.66%
0.01%	26,713	0.07%(6)	0.31%	0.01%	(0.23)%

1.73%(3)	$47,692	0.35%(4)(6)	0.36%(4)	3.46%(4)	3.45%(4)
4.14%	34,752	0.35%(6)	0.36%	4.08%	4.07%
5.10%(5)	15,892	0.35%(6)	0.36%	4.97%	4.96%
4.56%	8,553	0.35%(6)	0.36%	4.45%	4.44%
0.80%	8,067	0.26%(6)	0.36%	0.71%	0.61%
0.01%	3,294	0.07%(6)	0.36%	0.01%	(0.28)%

1.68%(3)	$502,862	0.45%(4)(6)	0.46%(4)	3.36%(4)	3.35%(4)
4.03%	412,496	0.45%(6)	0.46%	3.98%	3.97%
4.99%(5)	409,801	0.45%(6)	0.46%	4.87%	4.86%
4.46%	413,681	0.45%(6)	0.46%	4.35%	4.34%
0.74%	479,272	0.29%(6)	0.46%	0.68%	0.51%
0.01%	511,566	0.07%(6)	0.46%	0.01%	(0.38)%

1.56%(3)	$4,598,177	0.70%(4)(6)	0.71%(4)	3.11%(4)	3.10%(4)
3.77%	3,300,819	0.70%(6)	0.71%	3.73%	3.72%
4.73%(5)	3,248,495	0.70%(6)	0.71%	4.62%	4.61%
4.20%	2,342,820	0.70%(6)	0.71%	4.10%	4.09%
0.62%	2,787,233	0.35%(6)	0.71%	0.62%	0.26%
0.01%	2,998,738	0.07%(6)	0.71%	0.01%	(0.63)%

1.73%(3)	$2,014	0.35%(4)(6)	0.36%(4)	3.46%(4)	3.45%(4)
4.14%	2,007	0.35%(6)	0.36%	4.08%	4.07%
5.10%(5)	3,443	0.35%(6)	0.36%	4.97%	4.96%
4.57%	4,719	0.35%(6)	0.36%	4.45%	4.44%
0.80%	4,800	0.23%(6)	0.36%	0.74%	0.61%
0.01%	17,412	0.07%(6)	0.36%	0.01%	(0.28)%

1.41%(3)	$58	1.00%(4)(6)	1.01%(4)	2.81%(4)	2.80%(4)
3.46%	57	1.00%(6)	1.01%	3.43%	3.42%
4.42%(5)	55	1.00%(6)	1.01%	4.32%	4.31%
3.89%	53	1.00%(6)	1.01%	3.80%	3.79%
0.48%	51	0.54%(6)	1.01%	0.43%	(0.04)%
0.01%	51	0.07%(6)	1.01%	0.01%	(0.93)%

1.81%(3)	$153,155	0.20%(4)	0.21%(4)	3.61%(4)	3.60%(4)
4.30%	163,659	0.20%	0.21%	4.23%	4.22%
3.08%(3)	42,266	0.20%(4)	0.21%(4)	5.12%(4)	5.11%(4)

1.80%(3)	$51	0.22%(4)(6)	0.23%(4)	3.59%(4)	3.58%(4)
0.74%(3)	50	0.22%(4)(6)	0.23%(4)	4.21%(4)	4.20%(4)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	0.000 (2)	(0.045)	1.000
Year Ended 10/31/22	1.000	0.008 (1)	0.000 (2)	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Institutional Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.051 (1)	0.000 (2)	(0.051)	1.000
Year Ended 10/31/23	1.000	0.045 (1)	0.000 (2)	(0.045)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Investor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.041 (1)	0.000 (2)	(0.041)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.001	(0.008)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Administrative Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.040 (1)	0.000 (2)	(0.040)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.000 (2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Advisory Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.016 (1)	$0.000 (2)	$(0.016)	$1.000
Year Ended 10/31/25	1.000	0.039 (1)	0.000 (2)	(0.039)	1.000
Year Ended 10/31/24	1.000	0.049 (1)	0.000 (2)	(0.049)	1.000
Year Ended 10/31/23	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.000 (2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Participant Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.015 (1)	$0.000 (2)	$(0.015)	$1.000
Year Ended 10/31/25	1.000	0.037 (1)	0.000 (2)	(0.037)	1.000
Year Ended 10/31/24	1.000	0.046 (1)	0.000 (2)	(0.046)	1.000
Year Ended 10/31/23	1.000	0.040 (1)	0.000 (2)	(0.040)	1.000
Year Ended 10/31/22	1.000	0.005 (1)	0.000 (2)	(0.005)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.017 (1)	$0.000 (2)	$(0.017)	$1.000
Year Ended 10/31/25	1.000	0.040 (1)	0.000 (2)	(0.040)	1.000
Year Ended 10/31/24	1.000	0.050 (1)	0.000 (2)	(0.050)	1.000
Year Ended 10/31/23	1.000	0.044 (1)	0.000 (2)	(0.044)	1.000
Year Ended 10/31/22	1.000	0.007 (1)	0.000 (2)	(0.007)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.014 (1)	$0.000 (2)	$(0.014)	$1.000
Year Ended 10/31/25	1.000	0.034 (1)	0.000 (2)	(0.034)	1.000
Year Ended 10/31/24	1.000	0.043 (1)	0.000 (2)	(0.043)	1.000
Year Ended 10/31/23	1.000	0.037 (1)	0.000 (2)	(0.037)	1.000
Year Ended 10/31/22	1.000	0.004 (1)	0.000 (2)	(0.004)	1.000
Year Ended 10/31/21	1.000	0.000 (1)(2)	0.000 (2)	(0.000)(2)	1.000
Impact Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
For the Period Ended 10/31/24(8)	1.000	0.033 (1)	0.000 (2)	(0.033)	1.000
Impact Partner Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
For the Period Ended 10/31/24(8)	1.000	0.033 (1)	0.000 (2)	(0.033)	1.000
Advisor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
Year Ended 10/31/25	1.000	0.042 (1)	0.000 (2)	(0.042)	1.000
For the Period Ended 10/31/24(15)	1.000	0.017 (1)	0.000 (2)	(0.017)	1.000
Institutional Plus Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.018 (1)	$0.000 (2)	$(0.018)	$1.000
For the Period Ended 10/31/25(13)	1.000	0.007 (1)	0.000 (2)	(0.007)	1.000
DAP Class
For the Period Ended 04/30/26 (unaudited)(16)	$1.000	$0.008 (1)	$0.000 (2)	$(0.008)	$1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.80%(3)	$62,898,919	0.20%(4)	0.21%(4)	3.60%(4)	3.59%(4)
4.25%	56,202,440	0.20%	0.21%	4.18%	4.17%
5.26%(5)	49,864,264	0.20%	0.21%	5.12%	5.11%
4.63%	46,015,555	0.20%	0.21%	4.54%	4.53%
0.82%	44,234,518	0.13%	0.21%	0.76%	0.68%
0.01%	52,515,537	0.06%	0.21%	0.01%	(0.14)%

1.78%(3)	$4,809	0.25%(4)(6)	0.26%(4)	3.55%(4)	3.54%(4)
4.20%	8,706	0.25%(6)	0.26%	4.13%	4.12%
5.21%(5)	5,744	0.25%(6)	0.26%	5.07%	5.06%
4.58%	9,222	0.25%(6)	0.26%	4.49%	4.48%
0.79%	25,769	0.16%(6)	0.26%	0.73%	0.63%
0.01%	1,052,857	0.06%(6)	0.26%	0.01%	(0.19)%

1.75%(3)	$115,447	0.30%(4)(6)	0.31%(4)	3.50%(4)	3.49%(4)
4.15%	59,676	0.30%(6)	0.31%	4.08%	4.07%
5.15%(5)	16,608	0.30%(6)	0.31%	5.02%	5.01%
4.53%	8,795	0.30%(6)	0.31%	4.44%	4.43%
0.75%	51	0.20%(6)	0.31%	0.69%	0.58%
0.01%	51	0.06%(6)	0.31%	0.01%	(0.24)%

1.73%(3)	$70,158	0.35%(4)(6)	0.36%(4)	3.45%(4)	3.44%(4)
4.10%	105,923	0.35%(6)	0.36%	4.03%	4.02%
5.10%(5)	114,583	0.35%(6)	0.36%	4.97%	4.96%
4.48%	88,387	0.35%(6)	0.36%	4.39%	4.38%
0.72%	16,684	0.22%(6)	0.36%	0.67%	0.53%
0.01%	18,968	0.06%(6)	0.36%	0.01%	(0.29)%

1.68%(3)	$16,629	0.45%(4)(6)	0.46%(4)	3.35%(4)	3.34%(4)
3.99%	17,292	0.45%(6)	0.46%	3.93%	3.92%
5.00%(5)	5,002	0.45%(6)	0.46%	4.87%	4.86%
4.37%	102,764	0.45%(6)	0.46%	4.29%	4.28%
0.67%	34,684	0.24%(6)	0.46%	0.65%	0.43%
0.01%	38,959	0.06%(6)	0.46%	0.01%	(0.39)%

1.55%(3)	$20,502	0.70%(4)(6)	0.71%(4)	3.10%(4)	3.09%(4)
3.73%	23,659	0.70%(6)	0.71%	3.68%	3.67%
4.73%(5)	26,788	0.70%(6)	0.71%	4.62%	4.61%
4.11%	35,491	0.70%(6)	0.71%	4.04%	4.03%
0.54%	285	0.42%(6)	0.71%	0.47%	0.18%
0.01%	259	0.06%(6)	0.71%	0.01%	(0.64)%

1.72%(3)	$5,948	0.35%(4)(6)	0.36%(4)	3.45%(4)	3.44%(4)
4.09%	6,845	0.35%(6)	0.36%	4.03%	4.02%
5.10%(5)	6,954	0.35%(6)	0.36%	4.97%	4.96%
4.47%	7,380	0.35%(6)	0.36%	4.39%	4.38%
0.72%	8,478	0.23%(6)	0.36%	0.66%	0.53%
0.01%	9,921	0.06%(6)	0.36%	0.01%	(0.29)%

1.40%(3)	$58	1.00%(4)(6)	1.01%(4)	2.80%(4)	2.79%(4)
3.42%	57	1.00%(6)	1.01%	3.38%	3.37%
4.42%(5)	55	1.00%(6)	1.01%	4.32%	4.31%
3.80%	53	1.00%(6)	1.01%	3.74%	3.73%
0.42%	51	0.53%(6)	1.01%	0.36%	(0.12)%
0.01%	51	0.06%(6)	1.01%	0.01%	(0.94)%

1.80%(3)	$50	0.20%(4)	0.21%(4)	3.60%(4)	3.59%(4)
4.26%	50	0.20%	0.21%	4.18%	4.17%
3.40%(3)	50	0.20%(4)	0.21%(4)	5.12%(4)	5.11%(4)

1.80%(3)	$50	0.20%(4)	0.21%(4)	3.60%(4)	3.59%(4)
4.26%	50	0.20%	0.21%	4.18%	4.17%
3.40%(3)	50	0.20%(4)	0.21%(4)	5.12%(4)	5.11%(4)

1.80%(3)	$50	0.20%(4)	0.21%(4)	3.60%(4)	3.59%(4)
4.26%	50	0.20%	0.21%	4.18%	4.17%
1.75%(3)	50	0.20%(4)	0.21%(4)	5.12%(4)	5.11%(4)

1.79%(3)	$51	0.22%(4)	0.23%(4)	3.58%(4)	3.57%(4)
0.73%(3)	50	0.22%(4)	0.23%(4)	4.16%(4)	4.15%(4)

0.82%(3)	$50	0.20%(4)	0.21%(4)	3.53%(4)	3.52%(4)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Wealth Class*
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.011 (1)	$0.000 (2)	$(0.011)	$1.000
Year Ended 10/31/25	1.000	0.027 (1)	0.000 (2)	(0.027)	1.000
Year Ended 10/31/24	1.000	0.033 (1)	0.000 (2)	(0.033)	1.000
Year Ended 10/31/23	1.0001	0.0291 (1)	0.0000 (2)	(0.0293)	0.9999
Year Ended 10/31/22	1.0001	0.0076 (1)	(0.0014)	(0.0062)	1.0001
Year Ended 10/31/21	1.0001	0.0001 (1)(2)	0.0000 (2)	(0.0001)(2)	1.0001
Wealth S Class**
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.011 (1)	$0.000 (2)	$(0.011)	$1.000
Year Ended 10/31/25	1.000	0.026 (1)	0.000 (2)	(0.026)	1.000
Year Ended 10/31/24	1.000	0.032 (1)	0.000 (2)	(0.032)	1.000
Year Ended 10/31/23	1.0001	0.0286 (1)	0.0000 (2)	(0.0288)	0.9999
Year Ended 10/31/22	1.0001	0.0072 (1)	(0.0014)	(0.0058)	1.0001
Year Ended 10/31/21	1.0001	0.0001 (1)(2)	0.0000 (2)	(0.0001)(2)	1.0001
Cash Management Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.011 (1)	$0.000 (2)	$(0.011)	$1.000
Year Ended 10/31/25	1.000	0.025 (1)	0.000 (2)	(0.025)	1.000
Year Ended 10/31/24	1.000	0.031 (1)	0.000 (2)	(0.031)	1.000
Year Ended 10/31/23	1.0001	0.0278 (1)	(0.0002)(2)	(0.0278)	0.9999
Year Ended 10/31/22	1.0001	0.0067 (1)	(0.0015)	(0.0052)	1.0001
Year Ended 10/31/21	1.0002	0.0001 (1)(2)	(0.0001)(2)	(0.0001)(2)	1.0001
Select Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.008 (1)	$0.000 (2)	$(0.008)	$1.000
Year Ended 10/31/25	1.000	0.019 (1)	0.000 (2)	(0.019)	1.000
For the Period Ended 10/31/24(17)	1.000	0.017 (1)	0.000 (2)	(0.017)	1.000
Advisor Class
Six Months Ended 04/30/26 (unaudited)	$1.000	$0.011 (1)	$0.000 (2)	$(0.011)	$1.000
Year Ended 10/31/25	1.000	0.027 (1)	0.000 (2)	(0.027)	1.000
For the Period Ended 10/31/24(9)	1.000	0.020 (1)	0.000 (2)	(0.020)	1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

1.17%(3)	$599,312	0.20%(4)	0.31%(4)	2.33%(4)	2.22%(4)
2.68%	518,048	0.20%	0.34%	2.66%	2.52%
3.34%(5)	464,486	0.20%	0.32%	3.26%	3.14%
2.95%	473,740	0.18%	0.32%	2.91%	2.77%
0.61%	464,221	0.13%	0.39%	0.76%	0.50%
0.01%	247,727	0.08%	0.34%	0.01%	(0.25)%

1.15%(3)	$56	0.25%(4)(6)	0.36%(4)	2.28%(4)	2.17%(4)
2.63%	56	0.25%(6)	0.39%	2.61%	2.47%
3.29%(5)	54	0.25%(6)	0.37%	3.21%	3.09%
2.89%	53	0.23%(6)	0.37%	2.86%	2.72%
0.59%	51	0.17%(6)	0.44%	0.72%	0.45%
0.01%	51	0.08%(6)	0.39%	0.01%	(0.30)%

1.10%(3)	$192	0.35%(4)(6)	0.46%(4)	2.18%(4)	2.07%(4)
2.53%	190	0.35%(6)	0.49%	2.51%	2.37%
3.18%(5)	186	0.35%(6)	0.47%	3.11%	2.99%
2.78%	1,294	0.33%(6)	0.47%	2.76%	2.62%
0.52%	3,447	0.22%(6)	0.54%	0.67%	0.35%
0.00%(14)	4,670	0.08%(6)	0.49%	0.01%	(0.40)%

0.77%(3)	$50	1.00%(4)(6)	1.11%(4)	1.53%(4)	1.42%(4)
1.86%	50	1.00%(6)	1.14%	1.86%	1.72%
1.69%(3)	50	1.00%(4)(6)	1.12%(4)	2.46%(4)	2.34%(4)

1.18%(3)	$50	0.20%(4)	0.31%(4)	2.33%(4)	2.22%(4)
2.68%	50	0.20%	0.34%	2.66%	2.52%
1.99%(3)	50	0.20%(4)	0.32%(4)	3.26%(4)	3.14%(4)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions From Net Investment Income	Net Asset Value, End of Period
Stablecoin Reserves Portfolio:(18)
Institutional Class
For the Period Ended 04/30/26 (unaudited)	$1.000	$0.001 (1)	$0.000 (2)	$(0.001)	$1.000

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights (cont'd)

Total Return	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)

0.14%(3)	$500	0.20%(4)	107.63%(4)	3.48%(4)	(103.95)%(4)

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Notes to Financial Highlights

+	Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.
++	Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.
*	Institutional Class was renamed Wealth Class effective February 29, 2024.
**	Institutional Select Class was renamed Wealth S Class effective February 29, 2024.
(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.0005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial to the total return.
(6)
Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the “plans”) fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans’ fees during the period for each share class, (3) changes in the Funds’ expense cap during the year, (4) waivers to the plans’
fees for each share class, or (5) a combination of the previous points.

(7)	Commenced offering on January 23, 2023.
(8)	Commenced offering on March 5, 2024.
(9)	Commenced offering on March 27, 2024.
(10)	Commenced offering on October 4, 2022.
(11)	Commenced offering on March 29, 2022.
(12)	Commenced offering on May 4, 2021.
(13)	Commenced offering on August 26, 2025.
(14)	Amount is less than 0.005%.
(15)	Commenced offering on June 27, 2024.
(16)	Commenced offering on February 5, 2026.
(17)	Commenced offering on February 29, 2024.
(18)	For the period from April 16, 2026 (Commencement of Operations) to April 30, 2026.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements
Morgan Stanley Institutional Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a Massachusetts business trust. The Trust is comprised of eight separate, active, diversified portfolios (individually referred to as a “Fund”, collectively as the “Funds”). The Trust offers up to thirteen different classes of shares for certain Funds. Each Fund (except Stablecoin Reserves) offers the Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Institutional Class is offered to Stablecoin Reserves; Institutional Class and Institutional Select Class are only offered to Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios; the Select Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the CastleOak Shares Class is only offered to Prime and Government Portfolios; the Impact Class is only offered to Prime, Government and Treasury Securities Portfolios; the Impact Partner Class is only offered to Money Market, Prime, Government and Treasury Securities Portfolios; the Advisor Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the Wealth Class (formerly Institutional Class) and Wealth S Class (formerly Institutional Select Class) are only offered to Money Market and Tax-Exempt Portfolios; the Institutional Plus Class is only offered to Government, Treasury and Treasury Securities Portfolios and the DAP class is only offered to Treasury Securities Portfolio. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.
The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statements of Assets and Liabilities through the date that the financial statements were issued.
Prime Portfolio operates as an “institutional money market fund,” which requires this Fund to have a floating NAV, rounded to the fourth decimal place.
The Funds are not permitted to temporarily impose a redemption gate, except as part of their liquidation, and the Prime Portfolio may be subject to a mandatory liquidity fee of up to 5%. The Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Stablecoin Reserves Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.
The Securities and Exchange Commission ("SEC") adopted changes to the rules that govern SEC registered money market funds in July 2023 with phased compliance periods through October 2, 2024. These changes include, among other things: (1) allowing a money market fund's board or its delegate to charge discretionary liquidity fees when it determines such fee would be in the best interest of the fund; (2) removing a fund's ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); and (3) substantially increasing the required minimum levels of liquid assets a fund must hold. These changes may affect the investment strategies, performance, yield, operating expenses, number of times a fund prices its shares and continued viability of a fund.
For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).
A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation: (1) Money Market, Government, Government Securities, Treasury, Treasury Securities, Tax-Exempt and Stablecoin Reserves; Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Prime; Portfolio securities are valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”) at the bid price; and (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2. Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.
Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Certain Funds repurchase agreements are subject to Master Repurchase Agreements which are agreements between a Fund and its counterparties that typically include provisions which provide for the net settlement of all transac tions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.
3. Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measure

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
ment in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:
Money Market Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$189,001	$—	$189,001
Commercial Paper	—	595,063	—	595,063
Corporate Bonds	—	220,556	—	220,556
Floating Rate Notes	—	462,210	—	462,210
Repurchase Agreements	—	2,046,000	—	2,046,000
Total Assets	$—	$3,512,830	$—	$3,512,830

Prime Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$639,633	$—	$639,633
Commercial Paper	—	2,509,822	—	2,509,822
Corporate Bonds	—	431,063	—	431,063
Floating Rate Notes	—	2,002,988	—	2,002,988
Repurchase Agreements	—	7,085,000	—	7,085,000
Total Assets	$—	$12,668,506	$—	$12,668,506

Government Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$116,873,544	$—	$116,873,544
U.S. Agency Securities	—	44,040,708	—	44,040,708
U.S. Treasury Securities	—	50,881,247	—	50,881,247
Total Assets	$—	$211,795,499	$—	$211,795,499

Government Securities Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$1,254,895	$—	$1,254,895
U.S. Treasury Securities	—	3,707,322	—	3,707,322
Total Assets	$—	$4,962,217	$—	$4,962,217

Treasury Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$21,693,387	$—	$21,693,387
U.S. Treasury Securities	—	12,085,966	—	12,085,966
Total Assets	$—	$33,779,353	$—	$33,779,353

Treasury Securities Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$66,425,812	$—	$66,425,812
Total Assets	$—	$66,425,812	$—	$66,425,812

Tax-Exempt Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$322,110	$—	$322,110
Daily Variable Rate Bonds	—	137,400	—	137,400
Commercial Paper	—	72,000	—	72,000
Municipal Bonds & Notes	—	51,065	—	51,065
Closed-End Investment Companies	—	20,000	—	20,000

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Tax-Exempt Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Semi-Annual Variable Rate Bond	$—	$7,000	$—	$7,000
Quarterly Variable Rate Bond	—	5,375	—	5,375
Total Assets	$—	$614,950	$—	$614,950

Stablecoin Reserves Portfolio
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$350	$—	$350
U.S. Treasury Securities	—	145	—	145
Total Assets	$—	$495	$—	$495
4. When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.
5. Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
7. Security Transactions, Income and Expenses:  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.
8. Segment Reporting: Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Funds’ President acts as the Company’s Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s Financial Statements.
9. Offering Cost: Offering costs are accounted for as a deferred charge until operation begins and thereafter are amortized to expense over twelve months on a straight-line basis.
B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:
Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15
Stablecoin Reserves	0.15

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:
	Maximum Expense Ratios
Class	Money Market	Prime	Government	Government Securities
Wealth/Institutional Class	0.20%	0.20%	0.15%	0.20%
Wealth S/Institutional Select Class	0.25	0.25	0.20	0.25
Investor Class	0.30	0.30	0.25	0.30
Administrative Class	0.35	0.35	0.30	0.35
Advisory Class	0.45	0.45	0.40	0.45
Participant Class	0.70	—	0.65	0.45
Cash Management Class	0.35	0.35	0.30	0.35
Select Class	1.00	—	0.95	—
CastleOak Shares Class	—	0.20	0.15	—
Impact Class	—	0.20	0.15	—
Impact Partner Class	0.20	0.20	0.15	—
Advisor Class	0.20	—	0.15	—
Institutional Plus Class	—	—	0.17	—

	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt	Stablecoin Reserves
Wealth/Institutional Class	0.20%	0.20%	0.20%	0.20%*
Wealth S/Institutional Select Class	0.25	0.25	0.25	—
Investor Class	0.30	0.30	0.30	—
Administrative Class	0.35	0.35	0.35	—
Advisory Class	0.45	0.45	0.45	—
Participant Class	0.70	0.70	0.70	—
Cash Management Class	0.35	0.35	0.35	—
Select Class	1.00	1.00	1.00	—
Impact Class	—	0.20	—	—
Impact Partner Class	—	0.20	—	—
Advisor Class	0.20	0.20	0.20	—
Institutional Plus Class	0.22	0.22	—	—
DAP Class	—	0.20 +	—	—

+	Commenced offering on February 5, 2026.
*	Commenced offering on April 16, 2026.
The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratio of expenses to average net assets disclosed in the Funds’ Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2026, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:
Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$853
Prime	829
Government	54,961
Government Securities	1,183
Treasury	985
Treasury Securities	1,590
Tax-Exempt	318
Stablecoin Reserves	22
C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund’s aver-age daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.
The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net  investment income.
For the six months ended April 30, 2026, the Fund had administration fees waived as follows:
Fund	Administration Fees Waived (000)
Stablecoin Reserves	$— @

@	Amount is less than $500.
D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and
Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.
The Trust has entered into an Administration Plan with respect to its Wealth S Class/ Institutional Select Class, Investor Class, Administrative Class and Institutional Plus Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10%, 0.15% and 0.02%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.
The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year from the date of the Funds’ prospectus, the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2026, this waiver amounted to approximately $2,961,000.
The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year from the date of the Funds’ prospectus, the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2026, this waiver amounted to approximately $1,974,000.
The Distributor may also waive its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. This arrangement had no effect for the six months ended April 30, 2026.
E. Dividend Disbursing and Transfer/Co-Transfer
Agent: The Trust’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS, Inc.”). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.
Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation from the Trust with respect to certain direct transactions with the Trust.
F. Custodian Fees: State Street (the “Custodian”) serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
G. Federal Income Taxes: It is each Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
FASB ASC 740-10 “Income Taxes — Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2025 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
	2025 Distributions Paid From:		2024 Distributions Paid From:
Fund	Ordinary Income (000)	Tax-Exempt Income (000)	Ordinary Income (000)	Tax-Exempt Income (000)
Money Market	$153,358	$—	$128,861	$—
Prime	571,205	—	852,411	—
Government	7,443,304	—	7,373,470	—
Government Securities	211,378	—	260,328	—
Treasury	1,362,522	—	1,492,918	—
Treasury Securities	2,298,476	—	2,436,443	—
Tax-Exempt	24	13,380	353	14,607

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.
The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2025.
At October 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
Fund	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
Money Market	$879	$—
Prime	15,159	—
Government	315,871	—
Government Securities	1,895	—
Treasury	56,998	—
Treasury Securities	52,350	—
Tax-Exempt	—	—
At October 31, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:
Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Money Market	$1,077	$—
Prime	15,702	—
Government	33,225	—
Government Securities	1,510	—
Treasury	9,662	—
Treasury Securities	10,262	25
Tax-Exempt	4	—
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:
Fund	Capital Loss Carryforward Utilized (000)
Money Market	$42
Prime	563
Government	3,718
Government Securities	308
Treasury	526
Treasury Securities	2,081
H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other
Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Funds’ Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.
For the six months ended April 30, 2026, the Funds did not engage in any cross-trade transactions.
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The funds also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Trust has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.
I. Credit Facility: The Trust (excluding Stablecoin Reserves) and other Morgan Stanley funds participated in a $250,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2026, the Funds did not have any borrowings under the Facility.
J. Other: At April 30, 2026, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
these Funds. These Funds and the aggregate percentage of such owners were as follows:
Fund	Percent of Ownership
Money Market	96.7%
Prime	52.6
Government	38.7
Government Securities	93.7
Treasury	82.2
Treasury Securities	76.2
Tax-Exempt	89.2
K. Market and Geopolitical Risk: The value of an investment in each Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of a Fund’s investments, which may in turn impact a Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund’s investments, adversely affect and increase the volatility of a Fund’s share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund’s investments cannot be predicted.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.
MSILF-NCSR 4.30.2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 18, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 18, 2026